UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22448

American Funds Tax-Exempt Fund of New York

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: July 31

Date of reporting period: January 31, 2018

Steven I. Koszalka

American Funds Tax-Exempt Fund of New York

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds Short-Term Tax-Exempt Bond Fund®

Limited Term Tax-Exempt Bond Fund of America®

The Tax-Exempt Bond Fund of America®

American High-Income Municipal Bond Fund®

The Tax-Exempt Fund of California®

American Funds Tax-Exempt Fund of New York®

Semi-annual reports for the six months
ended January 31, 2018

Invest in
municipal bonds
for tax-advantaged
income.

American Funds Short-Term Tax-Exempt Bond Fund seeks to provide current income exempt from regular federal income tax, consistent with the maturity and quality standards described in the prospectus, and to preserve capital.

Limited Term Tax-Exempt Bond Fund of America seeks to provide current income exempt from regular federal income tax, consistent with the maturity and quality standards described in the prospectus, and to preserve capital.

The Tax-Exempt Bond Fund of America seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital.

American High-Income Municipal Bond Fund seeks to provide a high level of current income exempt from regular federal income tax.

The Tax-Exempt Fund of California seeks to provide a high level of current income exempt from regular federal and California state income taxes. Its secondary objective is preservation of capital.

American Funds Tax-Exempt Fund of New York seeks to provide a high level of current income exempt from regular federal, New York state and New York City income taxes. Its secondary objective is preservation of capital.

Each fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 85 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge had been deducted (maximum 2.50% for American Funds Short-Term Tax-Exempt Bond Fund and Limited Term Tax-Exempt Bond Fund of America; 3.75% for The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York), the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit americanfunds.com.

Here are the total returns on a $1,000 investment with all distributions reinvested for periods ended December 31, 2017 (the most recent calendar quarter-end), and the total annual fund operating expense ratios as of the prospectus dated October 1, 2017.

	Cumulative total returns	Average annual total returns		Gross
Class A shares	1 year	5 years	10 years/Lifetime*	expense ratios

Reflecting 2.50% maximum sales charge
American Funds Short-Term Tax-Exempt Bond Fund	–1.04%	0.16%	0.88%	0.59%
Limited Term Tax-Exempt Bond Fund of America	0.19	0.90	2.71	0.59

Reflecting 3.75% maximum sales charge
The Tax-Exempt Bond Fund of America	1.56	2.32	3.93	0.53
American High-Income Municipal Bond Fund	4.41	4.05	4.80	0.67
The Tax-Exempt Fund of California	1.98	2.64	4.32	0.60
American Funds Tax-Exempt Fund of New York	1.32	1.85	3.40	0.73 †

*	Applicable only to American Funds Tax-Exempt Fund of New York, which began operations on 11/1/10. All other funds reflect 10-year results.
†	The net expense ratio for American Funds Tax-Exempt Fund of New York is 0.69% as of the prospectus dated October 1, 2017.

For other share class results, visit americanfunds.com.

The 10-year investment result for American Funds Short-Term Tax-Exempt Bond Fund includes the fund’s results as a money market fund through the date of its conversion (August 7, 2009) to a short-term tax-exempt bond fund, and therefore is not representative of the fund’s results had it operated as a short-term tax-exempt bond fund for the full term of that period. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. The investment adviser is currently reimbursing a portion of other expenses for American Funds Tax-Exempt Fund of New York. Investment results and the net expense ratio reflect the reimbursement, without which the results would have been lower and the expense ratio would have been higher. This reimbursement will be in effect through at least October 1, 2018, unless modified or terminated by the fund’s board. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. Visit americanfunds.com for more information.

A summary of each fund’s 30-day yield can be found on page 3.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Contents
1	Letter to investors
11	Investment portfolios
48	Financial statements
56	Notes to financial statements
70	Financial highlights

Fellow investors:

This report covers the results of American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York for the six months ended January 31, 2018.

The municipal bond market experienced swings in volatility during the first half of the funds’ fiscal year, as investors contended with clear signs that the global economy was heating up. The market was also pressured by a surprisingly high level of issuance, particularly in December as issuers rushed to close deals due to uncertainty around proposed tax-exempt financing provisions in the new tax law. Against this backdrop, total returns ranged from 2.20% for American High-Income Municipal Bond Fund to –0.25% for American Funds Short-Term Tax-Exempt Bond Fund. (See pages 4 through 10 for fund specific results and information.)

Economic and market overview The municipal bond market rallied along with the broader fixed income markets during the initial weeks of the fiscal year as mounting international tensions drove demand for perceived safe haven assets. In August, the yield on the benchmark 10-year U.S. Treasury note fell to 2.12%, its lowest level of the year, after North Korea fired a ballistic missile over Japan. Municipal bonds rose with the broader fixed income market.

By September, however, the broader tax-exempt market switched course amid investor optimism over improving economic growth and an announcement by the Federal Reserve that it would begin normalizing its balance sheet in October. Chair Janet Yellen also indicated that the Fed was likely to continue its rate hikes. For the remainder of the period, municipal bond market returns vacillated as investors focused much of their attention on the strengthening economy and tax reform implications.

The municipal market rallied briefly in December, fueled by stipulations in the tax legislation impacting tax-exempt bonds. One provision eliminated the tax-exempt status for advance refunding bonds, which local governments utilize to reduce their interest rate expenses. As a result, after months of relatively modest volume, municipal bond issuance set a new single-month record in December. The $62.5 billion in offerings eclipsed the old record of $54.7 billion set in December 1985 just prior to the last comprehensive tax overhaul.

Despite the flood of issuance, the municipal bond market posted solid gains at the end of December. Those gains were reversed in the closing weeks of the period, however, as economic data in the U.S., Europe and Japan showed a clear global acceleration trend.

The U.S. economy grew at an annualized rate of 3.2% in the third quarter of 2017, significantly greater than the 2.2% per-year average since the 2008–2009 financial crisis. However, inflation remained muted despite expectations that the new tax legislation and President Donald Trump’s plans to reduce regulations and increase infrastructure spending would push rates higher. Core inflation, excluding volatile food and energy prices, stayed below 2% for the period amid tepid wage growth and lackluster productivity gains. Meanwhile, the U.S. unemployment rate stood at 4.1% in December, a 17-year low.

American Funds Tax-Exempt Funds	1

In general, municipal bonds of lower credit quality recorded the strongest gains of the period, while the broader investment-grade municipal market was modestly negative. Longer term bonds tended to outpace those with shorter maturities. Given the quickening growth of the U.S. economy and the likelihood of rising interest rates going forward, most of the funds covered in this report entered the period with a conservative approach, maintaining a relatively short duration position. This helped mitigate the impact of the bouts of heightened volatility throughout the first half of the fiscal year. Select investments in credit and curve positioning when fund managers believed they had identified value unrecognized by the market also helped the funds outpace their primary benchmarks.

Looking ahead

Municipal bonds rallied substantially in 2017. Given the momentum in the global economy, the probability that rates will continue to climb and the relatively high valuations across the municipal market, we expect more muted returns going forward. Therefore, we maintain our relatively cautious approach, focusing on minimizing risk in part by maintaining relatively neutral duration positioning.

That being said, we believe that in the current low-yield environment we may continue to uncover potentially compelling investment opportunities, given our focus on revenue bond issuers in sectors such as transportation, public power, housing and education, which are not directly affected by the long-term liability issues facing state and local governments.

What’s more, we do not expect the new tax law to have a significant negative impact on the municipal bond market. The after-tax income potential of municipals remains appealing even after factoring in a lower effective top individual income tax rate. Reforms have reduced state and local tax deductions for many taxpayers. And while the new limits on deductions may leave some individuals feeling squeezed, it could potentially be favorable for municipal bonds issued in states with high income taxes like California and New York.

We appreciate the trust you have placed in us and look forward to reporting back to you at the close of the fiscal year.

Sincerely,

Neil L. Langberg

President, American Funds Short-Term
Tax-Exempt Bond Fund, Limited Term
Tax-Exempt Bond Fund of America,
The Tax-Exempt Bond Fund of America
and The Tax-Exempt Fund of California

Jerry H. Solomon

President, American Funds Tax-Exempt
Fund of New York

Karl J. Zeile

President, American High-Income
Municipal Bond Fund

March 19, 2018

For current information about the funds, visit americanfunds.com.

2	American Funds Tax-Exempt Funds

Funds’ 30-day yields

Below is a summary of each fund’s 30-day yield and 12-month distribution rate for Class A shares as of February 28, 2018. Both measures reflect the 2.50%/3.75% maximum sales charge. Each fund’s 30-day yield is calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula. The SEC yield reflects the rate at which each fund is earning income on its current portfolio of securities while the distribution rate reflects the funds’ past dividends paid to shareholders. Accordingly, the funds’ SEC yields and distribution rates may differ. The equivalent taxable yield assumes a 40.8% tax rate.1

Class A shares	SEC 30-day yield		Equivalent taxable yield		12-month distribution rate
Reflecting 2.50% maximum sales charge
American Funds Short-Term Tax-Exempt Bond Fund	1.35%		2.28%		1.23%
Limited Term Tax-Exempt Bond Fund of America	1.54		2.60		1.99

Reflecting 3.75% maximum sales charge
The Tax-Exempt Bond Fund of America	2.12		3.58		2.95
American High-Income Municipal Bond Fund	2.91		4.92		3.62
The Tax-Exempt Fund of California	1.66		3.62	[2]	2.88
American Funds Tax-Exempt Fund of New York	1.92	[3]	3.81	[4]	2.46

[1]	Based on 2018 federal tax rates. For the year 2018, there will be an Unearned Income Medicare Contribution Tax of 3.8% that applies to net investment income for taxpayers whose modified adjusted gross income exceeds $200,000 (for single filers) and $250,000 (for married filing jointly). Thus taxpayers in the highest tax bracket will face a combined 40.8% marginal tax rate on their investment income. The federal rates do not include an adjustment for the loss of personal exemptions and the phaseout of itemized deductions that are applicable to certain taxable income levels.
[2]	For investors in the 54.10% federal and California state tax bracket.
[3]	The SEC 30-day yield for American Funds Tax-Exempt Fund of New York is 2.02% with the fund’s reimbursement.
[4]	For investors in the 49.62% federal and New York state tax bracket.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Income may be subject to state or local income taxes and/or federal alternative minimum taxes. Also, certain other income (such as distributions from gains on the sale of certain bonds purchased at less than par value, for The Tax-Exempt Bond Fund of America), as well as capital gain distributions, may be taxable. High-yield/lower rated bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade/higher rated bonds. The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York are more susceptible to factors adversely affecting issuers of each state’s tax-exempt securities than a more widely diversified municipal bond fund. Refer to the funds’ prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

American Funds Tax-Exempt Funds	3

American Funds Short-Term Tax-Exempt Bond Fund

The fund registered a total return of –0.25% for the first half of its fiscal year. This was slightly better than the –0.44% decline posted by the Bloomberg Barclays Municipal Short 1–5 Years Index, a market value-weighted index that includes investment-grade tax-exempt bonds (rated BBB/Baa and above) with maturities of one to five years. The fund trailed the –0.07% return of the Lipper Short Municipal Debt Funds Average, a peer group measure.

For the period the fund paid monthly dividends totaling 6 cents a share. This amounts to a federally tax-exempt income return of 0.64% for investors who reinvested dividends. This is equivalent to a taxable income return of 1.08% for investors in the 40.8%1 maximum federal tax bracket. A portion of the fund’s return also may be exempt from some state and local taxes.

In an environment that saw the market swing back and forth from gains to losses, the fund’s managers continued to seek relative stability. They maintained a focus on high-quality issues of shorter duration (the fund holds no BBB-rated bonds), but sought to participate in what they believed were attractive investment opportunities when market volatility rose. Returns for municipals were on the whole flat or modestly negative, but local government general obligation bonds and revenue bonds backing toll roads helped offset detractors. At the close of the period more than 80% of the fund’s assets were invested in revenue bonds.

The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. Bloomberg Barclays source: Bloomberg Index Services Ltd. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper source: Thomson Reuters Lipper. Lipper categories are dynamic and averages may have few funds, especially over longer periods. To see the number of funds included in the Lipper category for each fund’s lifetime, please view the Quarterly Statistical Update, available at americanfunds.com.

Tax-exempt yields vs. taxable yields

Find your estimated taxable income below to determine your federal tax rate,2 then look in the far right column to see what you would have had to earn from a taxable investment to equal the fund’s 1.21% tax-exempt distribution rate3 as of January 31, 2018.

If your taxable income is …				... then your federal		The fund’s tax-exempt distribution rate of 1.21% is
Single		Joint		tax rate is …		equivalent to a taxable rate of ...
$0 –	9,525	$0 –	19,050	10.0%		1.34%
9,526 –	38,700	19,051 –	77,400	12.0		1.38
38,701 –	82,500	77,401 –	165,000	22.0		1.55
82,501 –	157,500	165,001 –	250,000	24.0		1.59
–		250,001 –	315,000	27.8	[1]	1.68
157,501 –	200,000	–		32.0		1.78
–		315,001 –	400,000	35.8	[1]	1.88
200,001 –	500,000	400,001 –	600,000	38.8	[1]	1.98
Over 500,000		Over 600,000		40.8	[1]	2.04

[1]	For the year 2018, there will be an Unearned Income Medicare Contribution Tax of 3.8% that applies to net investment income for taxpayers whose modified adjusted gross income exceeds $200,000 (for single filers) and $250,000 (for married filing jointly). Thus taxpayers in the highest tax bracket will face a combined 40.8% marginal tax rate on their investment income.
[2]	Based on 2018 federal tax rates. The federal rates do not include an adjustment for the loss of personal exemptions and the phaseout of itemized deductions that are applicable to certain taxable income levels.
[3]	The distribution rate is based on dividends paid over the last 12 months divided by the maximum offering price as of January 31, 2018. Capital gain distributions, if any, are added back at the maximum offering price to determine the rate.

Fund results shown are for Class A shares at net asset value. If a sales charge (maximum 2.50%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

4	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America

The fund recorded a decline of –0.21% for the six months ended January 31, a result that exceeded the –0.77% total return of the Bloomberg Barclays Municipal Short-Intermediate 1–10 Years Index, a market value-weighted index that includes investment-grade tax-exempt bonds (rated BBB/Baa and above) with maturities of one to 10 years. By way of comparison, the fund also outpaced the –0.66% total return of the Lipper Short-Intermediate Municipal Debt Funds Average, a peer group measure.

The fund paid monthly dividends totaling about 16 cents a share for the period. Those individuals who reinvested dividends received a federally tax-exempt income return of 1.00%. This is equivalent to a taxable income return of 1.69% for investors in the 40.8%1 maximum federal tax bracket.

The fund’s managers focus primarily on investment-grade bonds. Given the expectation that rates will rise modestly going forward, the portfolio had been positioned fairly conservatively at the start of the fiscal year, which helped mitigate the impact of rising volatility during the six months.

The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. Bloomberg Barclays source: Bloomberg Index Services Ltd. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper source: Thomson Reuters Lipper. Lipper categories are dynamic and averages may have few funds, especially over longer periods. To see the number of funds included in the Lipper category for each fund’s lifetime, please view the Quarterly Statistical Update, available at americanfunds.com.

Tax-exempt yields vs. taxable yields

Find your estimated taxable income below to determine your federal tax rate,2 then look in the far right column to see what you would have had to earn from a taxable investment to equal the fund’s 1.99% tax-exempt distribution rate3 as of January 31, 2018.

If your taxable income is …				... then your federal		The fund’s tax-exempt distribution rate of 1.99% is
Single		Joint		tax rate is …		equivalent to a taxable rate of ...
$0 –	9,525	$0 –	19,050	10.0%		2.21%
9,526 –	38,700	19,051 –	77,400	12.0		2.26
38,701 –	82,500	77,401 –	165,000	22.0		2.55
82,501 –	157,500	165,001 –	250,000	24.0		2.62
–		250,001 –	315,000	27.8	[1]	2.76
157,501 –	200,000	–		32.0		2.93
–		315,001 –	400,000	35.8	[1]	3.10
200,001 –	500,000	400,001 –	600,000	38.8	[1]	3.25
Over 500,000		Over 600,000		40.8	[1]	3.36

[1]	For the year 2018, there will be an Unearned Income Medicare Contribution Tax of 3.8% that applies to net investment income for taxpayers whose modified adjusted gross income exceeds $200,000 (for single filers) and $250,000 (for married filing jointly). Thus taxpayers in the highest tax bracket will face a combined 40.8% marginal tax rate on their investment income.
[2]	Based on 2018 federal tax rates. The federal rates do not include an adjustment for the loss of personal exemptions and the phaseout of itemized deductions that are applicable to certain taxable income levels.
[3]	The distribution rate is based on dividends paid over the last 12 months divided by the maximum offering price as of January 31, 2018. Capital gain distributions, if any, are added back at the maximum offering price to determine the rate.

Fund results shown are for Class A shares at net asset value. If a sales charge (maximum 2.50%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

American Funds Tax-Exempt Funds	5

The Tax-Exempt Bond Fund of America

The fund generated a 0.66% total return during the six-month period ended January 31, outpacing the –0.19% decline of the Bloomberg Barclays Municipal Bond Index, a market value-weighted index designed to represent the long-term investment-grade (bonds rated BBB/Baa and above) tax-exempt bond market. The fund’s result also bested the 0.36% total return of the Lipper General & Insured Municipal Debt Funds Average, a peer group measure.

During the first half of its fiscal year, the fund paid monthly dividends totaling almost 20 cents a share, amounting to a federally tax-exempt income return of 1.52% for investors who reinvested dividends. This is equivalent to a taxable income return of 2.57% for investors in the 40.8%1 maximum federal tax bracket. The fund does not invest in bonds subject to the Alternative Minimum Tax (AMT).

The fund was positioned relatively conservatively at the start of the fiscal year, as the fund’s managers were focused on minimizing risk in an uncertain environment. This approach proved to be beneficial, as the fund generated a positive return as the market modestly declined. At the close of the period about 93% of the portfolio consisted of revenue bonds. Among the largest concentrations were holdings backing hospital facilities and water and sewer initiatives.

The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. Bloomberg Barclays source: Bloomberg Index Services Ltd. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper source: Thomson Reuters Lipper. Lipper categories are dynamic and averages may have few funds, especially over longer periods. To see the number of funds included in the Lipper category for each fund’s lifetime, please view the Quarterly Statistical Update, available at americanfunds.com.

Tax-exempt yields vs. taxable yields

Find your estimated taxable income below to determine your federal tax rate,2 then look in the far right column to see what you would have had to earn from a taxable investment to equal the fund’s 2.96% tax-exempt distribution rate3 as of January 31, 2018.

If your taxable income is …				... then your federal		The fund’s tax-exempt distribution rate of 2.96% is
Single		Joint		tax rate is …		equivalent to a taxable rate of ...
$0 –	9,525	$0 –	19,050	10.0%		3.29%
9,526 –	38,700	19,051 –	77,400	12.0		3.36
38,701 –	82,500	77,401 –	165,000	22.0		3.79
82,501 –	157,500	165,001 –	250,000	24.0		3.89
–		250,001 –	315,000	27.8	[1]	4.10
157,501 –	200,000	–		32.0		4.35
–		315,001 –	400,000	35.8	[1]	4.61
200,001 –	500,000	400,001 –	600,000	38.8	[1]	4.84
Over 500,000		Over 600,000		40.8	[1]	5.00

[1]	For the year 2018, there will be an Unearned Income Medicare Contribution Tax of 3.8% that applies to net investment income for taxpayers whose modified adjusted gross income exceeds $200,000 (for single filers) and $250,000 (for married filing jointly). Thus taxpayers in the highest tax bracket will face a combined 40.8% marginal tax rate on their investment income.
[2]	Based on 2018 federal tax rates. The federal rates do not include an adjustment for the loss of personal exemptions and the phaseout of itemized deductions that are applicable to certain taxable income levels.
[3]	The distribution rate is based on dividends paid over the last 12 months divided by the maximum offering price as of January 31, 2018. Capital gain distributions, if any, are added back at the maximum offering price to determine the rate.

Fund results shown are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

6	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund

The fund produced a total return of 2.20% for the first half of its fiscal year, surpassing both the Bloomberg Barclays High Yield Municipal Bond Index (a market value-weighted index composed of municipal bonds rated below BBB/Baa), and the Lipper High Yield Municipal Debt Funds Average (a peer group measure), which returned 1.72% and 1.56%, respectively. The fund also exceeded the –0.19% return of the Bloomberg Barclays Municipal Bond Index, a measure of the investment-grade municipal market.

For the six months, the fund paid monthly dividends totaling about 30 cents a share, amounting to a federally tax-exempt income return of 1.89% for investors who reinvested dividends. This is equivalent to a taxable income return of 3.19% for investors in the 40.8%1 maximum federal tax bracket. A portion of the fund’s return also may be exempt from some state and local taxes.

Over a period that saw high-yield municipal bonds outpace the broader tax-exempt market, the fund’s return was particularly solid. Holdings of bonds backing hospitals and senior living facilities posted some of the strongest returns.

The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index. Bloomberg Barclays source: Bloomberg Index Services Ltd. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper source: Thomson Reuters Lipper. Lipper categories are dynamic and averages may have few funds, especially over longer periods. To see the number of funds included in the Lipper category for each fund’s lifetime, please view the Quarterly Statistical Update, available at americanfunds.com.

Tax-exempt yields vs. taxable yields

Find your estimated taxable income below to determine your federal tax rate,2 then look in the far right column to see what you would have had to earn from a taxable investment to equal the fund’s 3.60% tax-exempt distribution rate3 as of January 31, 2018.

If your taxable income is …				... then your federal		The fund’s tax-exempt distribution rate of 3.60% is
Single		Joint		tax rate is …		equivalent to a taxable rate of ...
$0 –	9,525	$0 –	19,050	10.0%		4.00%
9,526 –	38,700	19,051 –	77,400	12.0		4.09
38,701 –	82,500	77,401 –	165,000	22.0		4.62
82,501 –	157,500	165,001 –	250,000	24.0		4.74
–		250,001 –	315,000	27.8	[1]	4.99
157,501 –	200,000	–		32.0		5.29
–		315,001 –	400,000	35.8	[1]	5.61
200,001 –	500,000	400,001 –	600,000	38.8	[1]	5.88
Over 500,000		Over 600,000		40.8	[1]	6.08

[1]	For the year 2018, there will be an Unearned Income Medicare Contribution Tax of 3.8% that applies to net investment income for taxpayers whose modified adjusted gross income exceeds $200,000 (for single filers) and $250,000 (for married filing jointly). Thus taxpayers in the highest tax bracket will face a combined 40.8% marginal tax rate on their investment income.
[2]	Based on 2018 federal tax rates. The federal rates do not include an adjustment for the loss of personal exemptions and the phaseout of itemized deductions that are applicable to certain taxable income levels.
[3]	The distribution rate is based on dividends paid over the last 12 months divided by the maximum offering price as of January 31, 2018. Capital gain distributions, if any, are added back at the maximum offering price to determine the rate.

Fund results shown are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

American Funds Tax-Exempt Funds	7

The Tax-Exempt Fund of California

The fund posted a total return of 0.78% for the six months ended January 31. This result bested the 0.28% total return of the Lipper California Municipal Debt Funds Average, a peer group measure. The fund also outpaced the –0.18% decline of the Bloomberg Barclays California Municipal Index, a market value-weighted index that includes only investment-grade tax-exempt bonds (rated BBB/Baa and above) of issuers within the state of California.

For the period, the fund paid monthly dividends totaling almost 26 cents a share. Those investors who reinvested dividends received an income return of 1.48%. This is equivalent to a taxable income return of 3.22% for investors in the 54.1%1 effective combined federal and California tax bracket.

The California economy remains strong, growing at a 2.5% annual rate in 2017, outpacing the national growth rate of 2.4%. With tax reform reducing the state and local tax deduction for some California taxpayers, municipal bonds may have increased appeal for residents in higher income tax brackets.

The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. Bloomberg Barclays source: Bloomberg Index Services Ltd. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper source: Thomson Reuters Lipper. Lipper categories are dynamic and averages may have few funds, especially over longer periods. To see the number of funds included in the Lipper category for each fund’s lifetime, please view the Quarterly Statistical Update, available at americanfunds.com.

Tax-exempt yields vs. taxable yields

Find your estimated 2018 taxable income below to determine your combined federal and California tax rate,2 then look in the far right column to see what you would have had to earn from a taxable investment to equal the fund’s 2.87% tax-exempt distribution rate3 at January 31, 2018.

If your taxable income is …				... then your combined federal and California		The fund’s tax-exempt distribution rate of 2.87% is
Single		Joint		state tax rate is …		equivalent to a taxable rate of ...
$0 –	8,223	$0 –	16,446	11.00%		3.22%
8,224 –	9,525	16,447 –	19,050	12.00		3.26
9,526 –	19,495	19,051 –	38,990	14.00		3.34
19,496 –	30,769	38,991 –	61,538	16.00		3.42
30,770 –	38,700	61,539 –	77,400	18.00		3.50
38,701 –	42,711	77,401 –	85,422	28.00		3.99
42,712 –	53,980	85,423 –	107,960	30.00		4.10
53,981 –	82,500	107,961 –	165,000	31.30		4.18
82,501 –	157,500	165,001 –	250,000	33.30		4.30
–		250,001 –	315,000	37.10	[1]	4.56
157,501 –	200,000	–		41.30		4.89
–		315,001 –	400,000	45.10	[1]	5.23
200,001 –	275,738	400,001 –	551,476	48.10	[1]	5.53
275,739 –	330,884	551,477 –	600,000	49.10	[1]	5.64
330,885 –	500,000	–		50.10	[1]	5.75
–		600,001 –	661,768	51.10	[1]	5.87
500,001 –	551,473	661,769 –	1,000,000	52.10	[1]	5.99
551,474 –	1,000,000	1,000,001 –	1,102,946	53.10	[1]	6.12
Over 1,000,000		Over 1,102,946		54.10	[1]	6.25

[1]	For the year 2018, there will be an Unearned Income Medicare Contribution Tax of 3.8% that applies to net investment income for taxpayers whose modified adjusted gross income exceeds $200,000 (for single filers) and $250,000 (for married filing jointly). Thus taxpayers in the highest tax bracket will face a combined 54.10% marginal tax rate on their investment income.
[2]	Based on 2018 federal and 2017 California state tax rates. (State rates from 1.0% to 13.3% are individually calculated for each bracket. The federal brackets are expanded to include additional state brackets.) The effective combined tax rates paid by California residents may be lower than those shown due to the availability of income tax deductions.
[3]	The distribution rate is based on dividends paid over the last 12 months divided by the maximum offering price as of January 31, 2018. Capital gains distributions, if any, are added back at the maximum offering price to determine the rate.

Fund results shown are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

8	American Funds Tax-Exempt Funds

American Funds Tax-Exempt Fund of New York

The fund recorded a total return of 0.13% for the first half of its fiscal year, outpacing the Bloomberg Barclays New York Municipal Index, a market value-weighted index that includes only investment-grade tax-exempt bonds (rated BBB/Baa and above) of issuers within the state of New York, which fell –0.43%. The Lipper New York Municipal Debt Funds Average, a peer group measure, also lagged, posting a –0.34% total return.

The fund paid monthly dividends totaling about 13 cents a share for the six months. This represents an income return of 1.25% for those who reinvested dividends. For investors in the 49.62%1 combined effective federal, New York state and New York City tax bracket, this is equivalent to a taxable income return of 2.48%.

Revenue bonds supporting senior living facilities and airport-related credits were beneficial to the fund’s return.

The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. Bloomberg Barclays source: Bloomberg Index Services Ltd. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper source: Thomson Reuters Lipper. Lipper categories are dynamic and averages may have few funds, especially over longer periods. To see the number of funds included in the Lipper category for each fund’s lifetime, please view the Quarterly Statistical Update, available at americanfunds.com.

Tax-exempt yields vs. taxable yields

Find your estimated 2018 taxable income below to determine your combined federal and New York state tax rate,2,3 then look in the far right column to see what you would have had to earn from a taxable investment to equal the fund’s 2.43% tax-exempt distribution rate4 at January 31, 2018.

If your taxable income is …				... then your combined federal and New York		The fund’s tax-exempt distribution rate of 2.43% is
Single		Joint		state tax rate is …		equivalent to a taxable rate of ...
$0 –	8,500	$0 –	17,150	14.00%		2.83%
8,501 –	9,525	17,151 –	19,050	14.50		2.84
9,526 –	11,700	19,051 –	23,600	16.50		2.91
11,701 –	13,900	23,601 –	27,900	17.25		2.94
13,901 –	21,400	27,901 –	43,000	17.90		2.96
21,401 –	38,700	43,001 –	77,400	18.45		2.98
38,701 –	80,650	77,401 –	161,550	28.45		3.40
80,651 –	82,500	161,551 –	165,000	28.65		3.41
82,501 –	157,500	165,001 –	250,000	30.65		3.50
–		250,001 –	315,000	34.45	[1]	3.71
157,501 –	200,000	–		38.65		3.96
–		315,001 –	323,200	42.45	[1]	4.22
–		323,201 –	400,000	42.65	[1]	4.24
200,001 –	215,400	–		45.45	[1]	4.45
215,401 –	500,000	400,001 –	600,000	45.65	[1]	4.47
500,001 –	1,077,550	600,001 –	2,155,350	47.65	[1]	4.64
Over 1,077,550		Over 2,155,350		49.62	[1]	4.82

[1]	For the year 2018, there will be an Unearned Income Medicare Contribution Tax of 3.8% that applies to net investment income for taxpayers whose modified adjusted gross income exceeds $200,000 (for single filers) and $250,000 (for married filing jointly). Thus taxpayers in the highest tax bracket will face a combined 49.62% marginal tax rate on their investment income.
[2]	Income generated by the fund’s investments is also generally exempt from New York City taxes, offering additional tax advantages to New York City residents.
[3]	Based on 2018 federal and 2017 New York state tax rates. (State rates from 4.00% to 8.82% are individually calculated for each bracket. The federal brackets are expanded to include additional state brackets.) The effective combined tax rates paid by New York residents may be lower than those shown due to the availability of income tax deductions.
[4]	The distribution rate is based on dividends paid over the last 12 months divided by the maximum offering price as of January 31, 2018. Capital gain distributions, if any, are added back at the maximum offering price to determine the rate.

Fund results shown are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

American Funds Tax-Exempt Funds	9

Results at a glance

For periods ended January 31, 2018, with distributions reinvested

	Cumulative total returns	Average annual total returns
	1 year	5 years	10 years	Lifetime*
American Funds Short-Term Tax-Exempt Bond Fund (Class A shares)	1.14%	0.62%	—	1.21%
Bloomberg Barclays Municipal Short 1–5 Years Index	1.07	1.05	—	1.66
Lipper Short Municipal Debt Funds Average	1.02	0.54	—	1.12

Limited Term Tax-Exempt Bond Fund of America (Class A shares)	1.91	1.28	2.76%	3.87
Bloomberg Barclays Municipal Short-Intermediate 1–10 Years Index	1.83	1.65	3.03	4.10
Lipper Short-Intermediate Municipal Debt Funds Average	1.11	0.93	2.19	3.38

The Tax-Exempt Bond Fund of America (Class A shares)	4.07	2.77	4.08	6.42
Bloomberg Barclays Municipal Bond Index	3.52	2.69	4.20	—	†
Lipper General & Insured Municipal Debt Funds Average	3.88	2.46	3.84	6.20

American High-Income Municipal Bond Fund (Class A shares)	7.01	4.45	4.99	5.56
Bloomberg Barclays Municipal Bond Index	3.52	2.69	4.20	5.30
Bloomberg Barclays High Yield Municipal Bond Index	7.16	3.92	5.04	—	†
Lipper High Yield Municipal Debt Funds Average	6.30	3.74	4.26	5.02

The Tax-Exempt Fund of California (Class A shares)	4.39	3.06	4.49	5.50
Bloomberg Barclays California Municipal Index	3.55	3.01	4.49	—	†
Lipper California Municipal Debt Funds Average	4.26	3.03	4.22	5.50

American Funds Tax-Exempt Fund of New York (Class A shares)	3.41	2.30	—	3.75
Bloomberg Barclays New York Municipal Index	3.22	2.71	—	3.56
Lipper New York Municipal Debt Funds Average	3.11	2.20	—	3.25

*	Since 8/7/09 (American Funds Short-Term Tax-Exempt Bond Fund), 10/6/93 (Limited Term Tax-Exempt Bond Fund of America), 10/3/79 (The Tax-Exempt Bond Fund of America), 9/26/94 (American High-Income Municipal Bond Fund), 10/28/86 (The Tax-Exempt Fund of California) and 11/1/10 (American Funds Tax-Exempt Fund of New York).
†	This index did not exist at the fund’s inception.

The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index. Bloomberg Barclays source: Bloomberg Index Services Ltd. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper source: Thomson Reuters Lipper. Lipper categories are dynamic and averages may have few funds, especially over longer periods. To see the number of funds included in the Lipper category for each fund’s lifetime, please view the Quarterly Statistical Update, available at americanfunds.com.

10	American Funds Tax-Exempt Funds

American Funds Short-Term Tax-Exempt Bond Fund	unaudited
Summary investment portfolio January 31, 2018

Portfolio quality summary*	Percent of net assets

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.

Bonds, notes & other debt instruments 94.93%	Principal amount (000)	Value (000)
Alabama 2.00%
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2016-A, 4.00% 2046 (put 2021)	$7,500	$7,934
Other securities		11,714
		19,648

California 9.54%
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2006-C-1, (SIFMA Municipal Swap Index + 0.90%) 2.06% 2045 (put 2023)[1]	6,600	6,713
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2007-E-3, (SIFMA Municipal Swap Index + 0.70%) 1.86% 2047 (put 2019)[1]	3,000	3,013
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2008-A-1, (SIFMA Municipal Swap Index + 0.90%) 2.06% 2045 (put 2023)[1]	1,250	1,271
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2014-G, (SIFMA Municipal Swap Index + 0.60%) 1.76% 2034 (put 2020)[1]	2,000	2,009
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2017-D, (3-month USD-LIBOR x 0.70 + 0.55%) 1.736% 2045 (put 2021)[1]	500	503
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2017-E, 1.375% 2053 (put 2020)	5,000	4,959
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (Pacific Gas and Electric Company), Series 2008-F, 1.75% 2026 (put 2022)	6,070	5,980
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2011-N, 5.00% 2020	3,700	3,991
Other securities		65,102
		93,541

Connecticut 1.99%
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Credit Group), Series 1999-B, 1.65% 2029 (put 2019)	1,410	1,409
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-C-1, 4.00% 2044	725	767
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2016-E-1, 3.50% 2046	1,195	1,251
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-C-1, 4.00% 2047	1,980	2,108
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-D, 4.00% 2047	700	747
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2012-F-2, AMT, 2.75% 2035	440	445
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2014-D-1, 4.00% 2044	1,995	2,073
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-A, 3.50% 2044	2,755	2,854

American Funds Tax-Exempt Funds	11

American Funds Short-Term Tax-Exempt Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Connecticut (continued)
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-C-1, 3.50% 2045	$1,705	$1,775
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2016-A-1, 4.00% 2045	1,215	1,293
Other securities		4,811
		19,533

Florida 3.32%
Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Secured Bonds, Series 2012-A-1, 5.00% 2019	7,450	7,792
Board of Education, Public Education Capital Outlay Rev. Ref. Bonds, Series 2015-D, 5.00% 2020	5,500	5,926
Other securities		18,844
		32,562

Georgia 1.65%
County of Floyd, Dev. Auth., Pollution Control Rev. Bonds (Georgia Power Company Plant Hammond Project), 2.35% 2022 (put 2020)	4,000	3,983
Other securities		12,211
		16,194

Illinois 10.47%
Build Illinois Bonds, Sales Tax Rev. Bonds, Series 2013, 5.00% 2020	6,300	6,747
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-D, 4.00% 2021	3,000	3,193
Educational Facs. Auth., Rev. Bonds (University of Chicago), Series 1998-B, 1.65% 2025 (put 2019)	10,390	10,401
Educational Facs. Auth., Rev. Bonds (University of Chicago), Series 2001-B-1, 1.10% 2036 (put 2018)	6,250	6,249
Housing Dev. Auth., Multi Family Housing Rev. Notes (Marshall Field Garden Apartment Homes), (SIFMA Municipal Swap Index + 1.00%) 2.16% 2050 (put 2025)[1]	5,525	5,484
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Bonds, Series 2002-A, Assured Guaranty Municipal insured, 5.50% 2023	3,620	4,067
Regional Transportation Auth., G.O. Ref. Bonds, Series 2017-A, 5.00% 2023	5,000	5,686
Other securities		60,809
		102,636

Indiana 1.91%
Dev. Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2001, AMT, 1.75% 2031 (put 2015)	500	500
Health and Educational Facs. Fncg. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2001-A-2, 4.00% 2036 (put 2019)	1,500	1,539
Hobart Building Corp. (Lake County), First Mortgage Bonds, Series 2006, National insured, 6.50% 2029 (preref. 2020)	6,000	6,552
Other securities		10,101
		18,692

Kentucky 0.52%
State Property and Buildings Commission, Rev. Ref. Bonds (Project No. 112), Series 2016-B, 5.00% 2022	4,500	5,063

Maine 0.67%
Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2015-E-1, AMT, 3.50% 2035	4,140	4,294
Other securities		2,286
		6,580

Maryland 2.61%
County of Montgomery, G.O. Consolidated Public Improvement Rev. Ref. Bonds, Series 2017-C, 5.00% 2020	7,000	7,620
University System, Auxiliary Fac. and Tuition Rev. Bonds, Series 2017-B, 5.00% 2021	4,500	4,964
Other securities		13,017
		25,601

12	American Funds Tax-Exempt Funds

American Funds Short-Term Tax-Exempt Bond Fund

	Principal amount (000)	Value (000)
Massachusetts 2.71%
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 167, 4.00% 2043	$985	$1,019
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 169, 4.00% 2044	620	642
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 172, 4.00% 2045	1,090	1,142
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 181, 4.00% 2044	835	881
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 183, 3.50% 2046	880	920
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 160, AMT, 3.75% 2034	270	275
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 162, 2.75% 2041	310	313
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 165, 2.65% 2041	1,025	1,035
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 171, 4.00% 2044	665	691
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 177, AMT, 4.00% 2039	3,720	3,904
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 188, AMT, 4.00% 2043	850	906
Other securities		14,792
		26,520

Michigan 3.27%
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Ascension Health Senior Credit Group), Series 2010-F3, 1.40% 2047 (put 2018)	1,500	1,500
Other securities		30,552
		32,052

Minnesota 1.30%
Housing Fin. Agcy., Homeownership Fin. Bonds (Mortgage-Backed Securities Program), Series 2011-G, 4.25% 2035	355	363
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2012-D, 4.00% 2040	525	536
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2013-A, AMT, 3.00% 2031	605	612
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-A, 4.00% 2038	905	945
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-C, AMT, 4.00% 2045	7,075	7,424
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-A, AMT, 4.00% 2041	730	767
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-E, AMT, 3.50% 2046	765	796
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2016-E, 4.00% 2047	225	238
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2017-E, 4.00% 2048	1,000	1,072
		12,753

Nebraska 1.42%
Central Plains Energy Project, Gas Supply Rev. Ref. Bonds, Series 2014, 5.00% 2039 (put 2019)	6,700	7,075
Other securities		6,828
		13,903

Nevada 1.53%
County of Clark, Pollution Control Rev. Ref. Bonds (Southern California Edison Company), Series 2010, 1.875% 2031 (put 2020)	5,500	5,495
Other securities		9,491
		14,986

New Jersey 2.00%
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2014-PP, 5.00% 2019	4,000	4,145
Other securities		15,501
		19,646

New Mexico 0.95%
City of Farmington, Pollution Control Rev. Ref. Bonds (Southern California Edison Company
Four Corners Project), Series 2005-A, 1.875% 2029 (put 2020)	2,000	1,998
City of Farmington, Pollution Control Rev. Ref. Bonds (Southern California Edison Company Four Corners Project), Series 2005-B, 1.875% 2029 (put 2020)	2,250	2,248
City of Farmington, Pollution Control Rev. Ref. Bonds (Southern California Edison Company Four Corners Project), Series 2011, 1.875% 2029 (put 2020)	2,000	1,998
Other securities		3,056
		9,300

American Funds Tax-Exempt Funds	13

American Funds Short-Term Tax-Exempt Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York 9.41%
Dormitory Auth., School Dist. Rev. Bond Fncg. Program Rev. Bonds, Series 2017-F, 5.00% 2023	$3,500	$4,049
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-B, 5.00% 2023	5,000	5,733
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-A-1, 4.00% 2019	750	783
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-C, 5.00% 2020	2,000	2,178
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-D-2, (SIFMA Municipal Swap Index + 0.45%) 1.61% 2044 (put 2022)[1]	4,000	3,995
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, (SIFMA Municipal Swap Index + 0.58%) 1.74% 2039 (put 2020)[1]	6,250	6,257
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-D-2A, Assured Guaranty Municipal insured, (1-month USD-LIBOR x 0.69 + 0.68%) 1.759% 2032 (put 2021)[1]	4,000	4,030
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 178, 3.50% 2043	1,530	1,591
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 191, AMT, 3.50% 2034	2,510	2,588
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 195, 4.00% 2046	2,780	2,969
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 197, 3.50% 2044	920	963
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 200, 3.50% 2045	595	623
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 203, 3.50% 2047	2,450	2,565
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 52, AMT, 3.50% 2030	1,910	1,983
New York City G.O. Bonds, Series 2008-J-4, (SIFMA Municipal Swap Index + 0.55%) 1.71% 2025[1]	8,000	8,000
New York City G.O. Bonds, Series 2012-I, 5.00% 2018	1,000	1,018
New York City G.O. Bonds, Series 2014-A, 5.00% 2020	1,500	1,623
New York City G.O. Bonds, Series 2014-A-6, (SIFMA Municipal Swap Index + 0.50%) 1.66% 2031[1]	2,500	2,500
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2017-C-2, 1.70% 2021	5,250	5,226
Thruway Auth., General Rev. Junior Indebtedness Obligations, Series 2013-A, 5.00% 2019	4,700	4,905
Other securities		28,648
		92,227

North Dakota 1.08%
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2016-B, AMT, 4.00% 2047	4,320	4,577
Other securities		6,054
		10,631

Ohio 1.84%
Water Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste Management Inc. Project), Series 2002, AMT, 1.70% 2022 (put 2018)	2,500	2,502
Other securities		15,546
		18,048

Pennsylvania 4.15%
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2013, AMT, 1.20% 2045 (put 2018)[1]	1,310	1,310
Econ. Dev. Fncg. Auth., UPMC Rev. Bonds, Series 2017-A, 4.00% 2018	5,030	5,131
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2015-117-A, AMT, 3.50% 2040	1,415	1,464
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2015-118-A, AMT, 3.50% 2040	5,830	6,011
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-119, 3.50% 2041	750	773
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-120, 3.50% 2046	850	882
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-122, 4.00% 2046	3,030	3,210
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-123-A, AMT, 4.00% 2039	1,610	1,718
Other securities		20,153
		40,652

14	American Funds Tax-Exempt Funds

American Funds Short-Term Tax-Exempt Bond Fund

	Principal amount (000)	Value (000)
South Carolina 1.10%
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2015-A, 5.00% 2022	$3,395	$3,843
Other securities		6,948
		10,791

Tennessee 1.57%
Housing Dev. Agcy., Homeownership Program Bonds, Issue 2012-1-C, 4.50% 2037	610	634
Housing Dev. Agcy., Homeownership Program Bonds, Issue 2012-2-C, 4.00% 2038	430	443
Housing Dev. Agcy., Homeownership Program Rev. Ref. Bonds, Issue 2011-1-A, AMT, 4.50% 2031	1,030	1,076
Housing Dev. Agcy., Homeownership Program Rev. Ref. Bonds, Issue 2012-1-A, AMT, 4.50% 2038	500	519
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-1-C, 3.00% 2038	990	1,007
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-2-A, AMT, 4.00% 2043	995	1,032
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-1-A, AMT, 4.00% 2039	1,460	1,506
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-A, AMT, 4.00% 2045	1,145	1,202
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-C, 4.00% 2045	860	897
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-2-A, 4.00% 2046	405	433
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2016-1-B, 3.50% 2047	855	894
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-1, 4.00% 2042	1,455	1,552
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-B-2, 4.00% 2042	2,570	2,749
Other securities		1,492
		15,436

Texas 10.15%
Clear Creek Independent School Dist., Unlimited Tax School Building Bonds, Series 2013-B, 3.00% 2032 (put 2019)	5,000	5,100
Cypress-Fairbanks Independent School Dist., Unlimited Tax School Building Bonds, Series 2017-A-2, 2.50% 2036 (put 2019)	4,000	4,050
Houston Independent School Dist., Limited Tax Schoolhouse Bonds, Series 2017, 5.00% 2020	6,000	6,398
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2011-A, (SIFMA Municipal Swap Index + 0.80%) 1.96% 2050 (put 2019)[1]	4,095	4,101
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2012-C, 1.95% 2038 (put 2019)	2,380	2,382
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2017-A, 5.00% 2019	6,000	6,190
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, 5.00% 2018	2,000	2,000
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2009-A, 5.25% 2024 (preref. 2019)	1,100	1,142
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2012-C, 2.00% 2027 (put 2018)	1,625	1,629
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2015-A, 2.25% 2033 (put 2019)	9,000	9,090
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2015-B, 2.00% 2033 (put 2021)	3,040	3,047
Transportation Commission, G.O. Mobility Fund Bonds, Series 2014-B, (SIFMA Municipal Swap Index + 0.38%) 1.54% 2041 (put 2018)[1]	6,500	6,502
Other securities		47,927
		99,558

Washington 3.16%
Econ. Dev. Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2008, 2.125% 2020[2]	5,000	4,990
Various Purpose G.O. Rev. Ref. Bonds, Series 2018-R-C, 5.00% 2021	5,000	5,556
Other securities		20,385
		30,931

Wisconsin 3.28%
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2013-B-2, 4.00% 2043 (put 2019)	1,000	1,030
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2013-B-3, 5.00% 2043 (put 2020)	4,500	4,817
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2013-B-1, 1.375% 2038 (put 2019)	2,150	2,137
Health and Educational Facs. Auth., Rev. Bonds (Children’s Hospital of Wisconsin, Inc.), Series 2008-B, 5.375% 2037 (preref. 2020)	7,000	7,520

American Funds Tax-Exempt Funds	15

American Funds Short-Term Tax-Exempt Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Wisconsin (continued)
Housing and Econ. Dev. Auth., Home Ownership Mortgage Rev. Bonds, Series 2015-A, AMT, 4.00% 2045	$2,995	$3,135
Housing and Econ. Dev. Auth., Home Ownership Mortgage Rev. Bonds, Series 2016-A, AMT, 3.50% 2046	5,895	6,112
Housing and Econ. Dev. Auth., Home Ownership Mortgage Rev. Bonds, Series 2017-C, 4.00% 2048	1,200	1,282
Public Fin. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2016-A-4, AMT, 2.00% 2033 (put 2021)	1,500	1,499
Other securities		4,666
		32,198

Other states & U.S. territories 11.33%
Other securities		111,197

Total bonds, notes & other debt instruments (cost: $934,478,000)		930,879

Short-term securities 3.98%
State of New York, New York City G.O. Bonds, Series 2008-J-5, 0.97% 2028[1]	1,000	1,000
State of New York, New York City G.O. Bonds, Series 2008-L-3, 0.97% 2036[1]	1,315	1,315
State of New York, Triborough Bridge and Tunnel Auth., General Rev. Bonds (Anticipation Notes), Series 2017-A-3, 2.00% 2/15/2018	1,000	1,000
State of New York, Triborough Bridge and Tunnel Auth., General Rev. Bonds (Anticipation Notes), Series 2017-A-6, 2.00% 2/15/2018	3,000	3,000
State of Texas, Tax and Rev. Anticipation Notes, Series 2017, 4.00% 8/30/2018	22,000	22,339
Other securities		10,380

Total short-term securities (cost: $39,084,000)		39,034
Total investment securities 98.91% (cost: $973,562,000)		969,913
Other assets less liabilities 1.09%		10,712

Net assets 100.00%		$980,625

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $6,890,000, which represented .70% of the net assets of the fund.

Key to abbreviations

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

Certs. of Part. = Certificates of Participation

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

LIBOR = London Interbank Offered Rate

LOC = Letter of Credit

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

SIFMA = Securities Industry and Financial Markets Association

TECP = Tax-Exempt Commercial Paper

See Notes to Financial Statements

16	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America

Portfolio quality summary*	Percent of net assets

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.

Bonds, notes & other debt instruments 93.91%	Principal amount (000)	Value (000)
Alabama 1.22%
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2016-A, 4.00% 2046 (put 2021)	$14,500	$15,338
Other securities		34,075
		49,413
California 9.71%
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2006-C-1, (SIFMA Municipal Swap Index + 0.90%) 2.06% 2045 (put 2023)[1]	20,500	20,850
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2007-C-1, (SIFMA Municipal Swap Index + 0.90%) 2.06% 2047 (put 2023)[1]	3,500	3,560
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2007-E-3, (SIFMA Municipal Swap Index + 0.70%) 1.86% 2047 (put 2019)[1]	1,000	1,004
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2008-B-1, (SIFMA Municipal Swap Index + 1.10%) 2.26% 2045 (put 2024)[1]	2,500	2,573
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2014-G, (SIFMA Municipal Swap Index + 0.60%) 1.76% 2034 (put 2020)[1]	2,500	2,511
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2014-H, (SIFMA Municipal Swap Index + 0.70%) 1.86% 2034 (put 2021)[1]	10,480	10,575
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2017-D, (3-month USD-LIBOR x 0.70 + 0.55%) 1.736% 2045 (put 2021)[1]	3,000	3,021
Northern California Gas Auth. No. 1, Gas Project Rev. Bonds, Series 2007-B, (3-month USD-LIBOR + 0.67%) 1.855% 2027[1]	11,870	11,489
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2011-N, 5.00% 2020	15,425	16,638
Other securities		320,134
		392,355

Florida 5.91%
Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Secured Bonds, Series 2012-A-1, 5.00% 2022	10,200	11,459
Board of Education, Public Education Capital Outlay Rev. Ref. Bonds, Series 2015-D, 5.00% 2020	14,750	15,892
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2017-1, 4.00% 2048	11,900	12,737
County of Miami-Dade, Aviation Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2021	11,600	12,810
Other securities		186,182
		239,080

American Funds Tax-Exempt Funds	17

Limited Term Tax-Exempt Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Georgia 2.69%
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2018-A, 4.00% 2048 (put 2023)	$15,000	$16,235
Municipal Electric Auth., Project One Bonds, Series 2008-D, 5.75% 2019 (preref. 2018)	11,840	12,051
Municipal Electric Auth., Project One Bonds, Series 2011-A, 5.00% 2021	11,490	12,420
Public Gas Partners, Inc., Gas Project Rev. Ref. Bonds (Gas Supply Pool No. 1), Series A, 5.00% 2018	10,930	11,187
Other securities		56,900
		108,793

Illinois 11.81%
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-C, 4.00% 2026	11,805	12,837
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2011-B, 5.00% 2019	2,785	2,875
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2012-B, AMT, 5.00% 2024	2,000	2,204
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2013-A, AMT, 5.00% 2022	3,055	3,390
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2017-D, 5.00% 2026	4,000	4,723
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2017-D, 5.25% 2029	1,500	1,799
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2025	6,170	6,771
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2013-A, AMT, 5.00% 2021	10,000	10,848
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2013-A, AMT, 5.00% 2023	5,000	5,646
City of Chicago, O’Hare International Airport, Passenger Fac. Charge Rev. Ref. Bonds, Series 2012-B, AMT, 4.00% 2020	8,000	8,317
City of Chicago, O’Hare International Airport, Passenger Fac. Charge Rev. Ref. Bonds, Series 2012-B, AMT, 5.00% 2019	2,000	2,061
City of Chicago, O’Hare International Airport, Passenger Fac. Charge Rev. Ref. Bonds, Series 2013-B, AMT, 5.00% 2022	3,000	3,329
City of Chicago, Water Rev. Bonds, Series 2000, 5.00% 2022	10,500	11,728
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 5.00% 2028	10,590	12,439
Housing Dev. Auth., Multi Family Housing Rev. Notes (Marshall Field Garden Apartment Homes), (SIFMA Municipal Swap Index + 1.00%) 2.16% 2050 (put 2025)[1]	11,625	11,539
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, 5.00% 2023	4,500	5,070
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, 5.00% 2024	5,000	5,709
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, 5.00% 2025	5,000	5,767
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2010, 5.125% 2019	6,500	6,781
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2010, 5.25% 2020	6,525	7,007
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2010, 5.375% 2021	1,000	1,105
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2010, 5.50% 2023 (preref. 2021)	12,925	14,513
Regional Transportation Auth., G.O. Ref. Bonds, Series 2017-A, 5.00% 2027	10,000	11,809
Regional Transportation Auth., G.O. Ref. Bonds, Series 2017-A, 5.00% 2028	10,000	11,719
Other securities		307,331
		477,317

Maryland 1.57%
County of Montgomery, G.O. Consolidated Public Improvement Bonds, Series 2017-A, 5.00% 2022	13,500	15,470
Other securities		47,856
		63,326

Michigan 3.97%
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.50% 2047	19,380	20,139
Other securities		140,376
		160,515

18	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America

	Principal amount (000)	Value (000)
Nebraska 1.03%
Central Plains Energy Project, Gas Supply Rev. Ref. Bonds, Series 2014, 5.00% 2039 (put 2019)	$11,135	$11,759
Other securities		29,942
		41,701

Nevada 2.00%
County of Clark, Highway Rev. Ref. Bonds (Motor Vehicle Fuel Tax), Series 2011, 5.00% 2020	12,320	13,299
County of Clark, Pollution Control Rev. Ref. Bonds (Southern California Edison Company), Series 2010, 1.875% 2031 (put 2020)	18,150	18,133
Other securities		49,392
		80,824

New York 7.84%
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-B, 5.00% 2023	16,000	18,346
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2003-B, FGIC-National insured, 5.25% 2020	5,500	6,027
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2008-C, 5.50% 2018	1,880	1,941
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2012-E, 5.00% 2020	3,250	3,540
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-C, 5.00% 2024	5,000	5,854
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-D-2, (SIFMA Municipal Swap Index + 0.45%) 1.61% 2044 (put 2022)[1]	7,750	7,740
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-1, 5.00% 2027	3,150	3,658
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, (SIFMA Municipal Swap Index + 0.58%) 1.74% 2039 (put 2020)[1]	12,250	12,263
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-D-2A, Assured Guaranty Municipal insured, (1-month USD-LIBOR x 0.69 + 0.68%) 1.759% 2032 (put 2021)[1]	1,400	1,411
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2011-C, 5.00% 2018	1,105	1,137
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-D, 5.00% 2020	7,000	7,624
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2014-A-2, 5.00% 2028 (preref. 2023)	3,000	3,514
New York City G.O. Bonds, Series 2008-J-4, (SIFMA Municipal Swap Index + 0.55%) 1.71% 2025[1]	8,825	8,825
New York City G.O. Bonds, Series 2014-A, 5.00% 2025	3,000	3,514
New York City G.O. Bonds, Series 2014-G, 5.00% 2023	1,500	1,731
New York City G.O. Bonds, Series 2015-C, 5.00% 2028	1,000	1,162
New York City G.O. Bonds, Series 2017-A, 5.00% 2026	5,000	5,981
New York City G.O. Bonds, Series 2017-C, 5.00% 2026	3,500	4,187
New York City G.O. Bonds, Series 2017-C, 5.00% 2027	5,000	6,002
New York City G.O. Bonds, Series 2017-C, 5.00% 2028	4,300	5,138
New York City G.O. Bonds, Series 2012-I, 5.00% 2020	5,000	5,409
Other securities		201,953
		316,957

Pennsylvania 5.74%
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2014, AMT, 1.55% 2044 (put 2018)	13,500	13,500
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-121, 3.50% 2046	10,460	10,887
Other securities		207,716
		232,103

South Dakota 0.39%
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2016-D, 3.50% 2046	10,675	11,137
Other securities		4,441
		15,578

American Funds Tax-Exempt Funds	19

Limited Term Tax-Exempt Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas 8.08%
County of Brazoria, Brazos River Harbor Navigation Dist., Environmental Facs. Rev. Ref. Bonds (Dow Chemical Co. Project), Series 2002-A-4, AMT, 5.95% 2033	$13,040	$13,487
County of Harris, Cultural Education Facs. Fin. Corp., Medical Facs. Rev. Ref. Bonds (Baylor College of Medicine), (1-month USD-LIBOR x 0.70 + 0.80%) 1.895% 2045 (put 2020)[1]	13,000	13,005
County of Harris, Toll Road Rev. Bonds, Series 2012-B, (SIFMA Municipal Swap Index + 0.70%) 1.86% 2021 (put 2018)[1]	13,500	13,505
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2017-A, 5.00% 2019	16,000	16,508
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2015-A, 2.25% 2033 (put 2019)	16,000	16,161
Other securities		254,121
		326,787

Virginia 0.50%
County of Wise, Industrial Dev. Auth., Solid Waste and Sewage Disposal Rev. Bonds (Virginia Electric and Power Co. Project), Series 2009-A, 2.15% 2040 (put 2020)	11,500	11,555
Other securities		8,623
		20,178

Washington 3.15%
Various Purpose G.O. Bonds, Series 2012-D, 5.00% 2023	5,015	5,627
Various Purpose G.O. Bonds, Series 2017-D, 5.00% 2027	7,000	8,440
Various Purpose G.O. Bonds, Series 2017-D, 5.00% 2028	5,000	5,984
Various Purpose G.O. Rev. Ref. Bonds, Series 2018-R-C, 5.00% 2022	19,000	21,606
Health Care Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2013-B-1, (SIFMA Municipal Swap Index + 1.00%) 2.16% 2035 (put 2021)[1]	15,100	15,032
Other securities		70,600
		127,289

Wisconsin 2.19%
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2013-B-3, 5.00% 2043 (put 2020)	10,310	11,037
Transportation Rev. Ref. Bonds, Series 2017-2, 5.00% 2022	10,450	11,848
Other securities		65,666
		88,551

Other states & U.S. territories 26.11%
Other securities		1,054,648

Total bonds, notes & other debt instruments (cost: $3,768,914,000)		3,795,415

Short-term securities 6.19%
State of Connecticut, Health and Educational Facs. Auth., Higher Education Commercial Paper, Series 2017-S-2, 1.10% 2/6/2018	5,000	5,000
State of Connecticut, Health and Educational Facs. Auth., Higher Education Commercial Paper, Series 2017-S-2, 1.10% 2/7/2018	7,325	7,325
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2009-E-1, JPMorgan Chase LOC, 0.08% 2043[1]	15,745	15,745
State of Louisiana, Parish of East Baton Rouge, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 1993, 0.94% 2022[1]	1,000	1,000
State of Louisiana, Parish of East Baton Rouge, Pollution Control Rev. Ref. Bonds (Exxon Project), Series 1989, 0.98% 2019[1]	6,930	6,930
State of Massachusetts, G.O. Rev. Anticipation Notes, Series 2017-B, 2.00% 5/21/2018	10,000	10,021
State of Massachusetts, G.O. Rev. Anticipation Notes, Series 2017-C, 2.00% 6/25/2018	2,000	2,006
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-K, 0.99% 2035[1]	7,500	7,500
State of Missouri, Health and Educational Facs. Auth., Medical Research Facs. Rev. Bonds (Stowers Institute for Medical Research), Tender Option Bond Trust, Series DBE-7001, 1.61% 2045[1,2]	18,000	18,000
State of Missouri, Health and Educational Facs. Auth., Medical Research Facs. Rev. Bonds (Stowers Institute for Medical Research), Tender Option Bond Trust, Series DBE-7003, 1.61% 2045[1,2]	15,000	15,000

20	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America

	Principal amount (000)	Value (000)
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2018-A-1 4.00% 2019	$8,500	$8,811
State of New York, New York City G.O. Bonds, Fiscal 2012, Series 2011-A-3, 0.99% 2035[1]	3,550	3,550
State of New York, New York City G.O. Bonds, Series 2008-J-5, 0.97% 2028[1]	11,515	11,515
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2016, Series 2015-A-4, 0.97% 2041[1]	16,000	16,000
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2003-C-5, 0.97% 2031[1]	3,000	3,000
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2015-E-3, 1.00% 2045[1]	3,000	3,000
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2016-E-4, 1.00% 2045[1]	6,000	6,000
State of Oregon, Full Faith and Credit Tax Anticipation Notes, Series 2017-A, 5.00% 9/28/2018	12,000	12,286
State of Texas, County of Harris, Industrial Dev. Corp., Pollution Control Rev. Bonds (Exxon Project), Series 1984-A, 0.94% 2024[1]	5,000	5,000
State of Texas, City of Houston, Tax and Rev. Anticipation Notes, Series 2017, 2.50% 6/29/2018	10,000	10,049
State of Texas, City of Houston, Tax and Rev. Anticipation Notes, Series 2017, 3.00% 6/29/2018	5,000	5,034
State of Texas, County of Jefferson, Port Arthur Navigation Dist., Pollution Control Rev. Ref. Bonds (Texaco Inc. Project), Series 1994, 0.95% 2024[1]	5,000	5,000
State of Texas, Tax and Rev. Anticipation Notes, Series 2017, 4.00% 8/30/2018	28,000	28,432
Other securities		44,071

Total short-term securities (cost: $250,392,000)		250,275
Total investment securities 100.10% (cost: $4,019,306,000)		4,045,690
Other assets less liabilities (0.10)%		(3,974)

Net assets 100.00%		$4,041,716

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $54,467,000, which represented 1.35% of the net assets of the fund.

Key to abbreviations

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

Certs. of Part. = Certificates of Participation

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

LIBOR = London Interbank Offered Rate

LOC = Letter of Credit

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

SIFMA = Securities Industry and Financial Markets Association

TECP = Tax-Exempt Commercial Paper

See Notes to Financial Statements

American Funds Tax-Exempt Funds	21

The Tax-Exempt Bond Fund of America	unaudited
Summary investment portfolio January 31, 2018

Portfolio quality summary*	Percent of net assets

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.

Bonds, notes & other debt instruments 88.41%	Principal amount (000)	Value (000)
Alabama 1.42%
City of Birmingham, Water Works Board, Water Rev. Ref. Bonds, Series 2016-B, 5.00% 2043	$26,200	$29,853
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2016-A, 4.00% 2046 (put 2021)	40,000	42,312
Other securities		183,786
		255,951

California 8.26%
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2008-B-1, (SIFMA Municipal Swap Index + 1.10%) 2.26% 2045 (put 2024)[1]	30,850	31,751
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-A, 6.00% 2053	24,000	28,227
Other securities		1,424,643
		1,484,621

Colorado 1.96%
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2012, 5.00% 2042	29,815	31,794
Other securities		320,520
		352,314

Delaware 0.18%
Transportation Auth., Rev. Bonds (U.S. 301 Project), 5.00% 2055	25,455	28,356
Other securities		3,259
		31,615

District of Columbia 1.47%
Water and Sewer Auth., Public Utility Rev. Green Bonds, Series 2017-A, 5.00% 2052	24,900	28,477
Other securities		235,464
		263,941

Florida 6.52%
Orlando-Orange County Expressway Auth., Rev. Ref. Bonds, Series 2013-A, 5.00% 2035	27,350	30,586
Other securities		1,140,323
		1,170,909

Georgia 2.49%
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2018-A, 4.00% 2048 (put 2023)	42,500	46,000
Other securities		401,302
		447,302

22	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America

	Principal amount (000)	Value (000)
Illinois 12.60%
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2014, 5.25% 2049	$27,500	$30,630
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2017, 5.00% 2051	33,585	36,010
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 2046	28,935	31,415
Fin. Auth., Rev. Bonds (The Cable Foundation), Series 2016-A, 5.00% 2045	26,575	29,039
Fin. Auth., Student Housing Rev. Ref. Bonds (CHF-DeKalb II, LLC - Northern Illinois University Project), Series 2011, 6.875% 2043	32,250	35,436
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2027	1,305	1,481
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2028	1,000	1,131
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2029	3,000	3,385
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2030	7,100	7,989
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2032	1,000	1,119
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2033	2,200	2,456
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2038	34,430	38,353
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2014-B, 5.00% 2038	2,500	2,827
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2014-B, 5.00% 2039	3,000	3,391
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2015-B, 5.00% 2036	2,000	2,260
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2015-B, 5.00% 2037	1,500	1,692
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2015-B, 5.00% 2040	9,500	10,680
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2016-B, 5.00% 2033	5,000	5,727
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2016-B, 5.00% 2035	3,055	3,482
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2016-B, 5.00% 2036	2,000	2,275
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2016-B, 5.00% 2037	1,900	2,156
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2016-B, 5.00% 2041	16,980	19,192
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2017-A, 5.00% 2038	4,000	4,589
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2017-A, 5.00% 2039	3,000	3,439
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2017-A, 5.00% 2042	21,955	25,068
Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2010-A-1, 4.50% 2027	6,000	6,284
Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2010-A-1, 5.00% 2025	10,000	10,654
Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2010-A-1, 5.00% 2028	10,000	10,644
Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2010-A-1, 5.00% 2031	4,000	4,247
Other securities		1,926,916
		2,263,967

Kansas 0.50%
University of Kansas Hospital Auth., Health Facs. and Improvement Rev. Bonds (University of Kansas Health System), Series 2017-A, 5.00% 2047	44,550	50,003
Other securities		40,046
		90,049

Kentucky 0.77%
Public Energy Auth., Gas Supply Rev. Bonds, Series 2018-A, 4.00% 2048 (put 2024)	34,400	37,371
Other securities		101,806
		139,177

Louisiana 1.67%
Public Facs. Auth., Rev. Ref. Bonds (Ochsner Clinic Foundation Project), Series 2017, 5.00% 2046	25,895	28,455
Other securities		271,638
		300,093

Michigan 3.10%
Hospital Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017-A, 5.00% 2047	32,600	35,388
Other securities		522,427
		557,815

Nebraska 0.61%
Omaha Public Power Dist., Electric System Rev. Bonds, Series 2017-A, 5.00% 2042	36,000	41,856
Other securities		68,501
		110,357

American Funds Tax-Exempt Funds	23

The Tax-Exempt Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York 6.71%
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2003-B, FGIC-National insured, 5.25% 2021	$5,000	$5,626
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2008-C, 5.50% 2018	1,450	1,497
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2011-D, 5.00% 2036 (preref. 2021)	6,000	6,739
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-B, 5.00% 2044	13,000	14,534
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-D-2, (SIFMA Municipal Swap Index + 0.45%) 1.61% 2044 (put 2022)[1]	7,500	7,491
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-1, 5.00% 2040	8,000	9,012
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-1, 5.00% 2045	20,000	22,419
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, (SIFMA Municipal Swap Index + 0.58%) 1.74% 2039 (put 2020)[1]	13,000	13,014
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-C-1, 5.00% 2035	6,000	6,917
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2017-A-1, 5.00% 2032	1,500	1,752
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-D-2A, Assured Guaranty Municipal insured, (1-month USD-LIBOR x 0.69 + 0.68%) 1.759% 2032 (put 2021)[1]	2,000	2,015
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2011-C, 5.00% 2023	3,405	3,797
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2011-C, 5.00% 2023 (preref. 2021)	1,595	1,792
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-D, 5.00% 2024	8,000	9,141
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-D, 5.00% 2029	7,000	7,899
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-D, 5.00% 2032	3,105	3,484
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-F, 5.00% 2030	10,000	11,260
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2014-A-2, 5.00% 2028 (preref. 2023)	3,000	3,514
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Capital Appreciation Bonds, Series 2017-C-2, 0% 2027	1,500	1,122
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Capital Appreciation Bonds, Series 2017-C-2, 0% 2029	1,500	1,041
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Capital Appreciation Bonds, Series 2017-C-2, 0% 2032	5,000	3,059
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-A-2, 5.00% 2030	1,000	1,175
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-B, 5.00% 2023	8,810	10,200
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-B, 5.00% 2024	4,330	5,069
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 4.00% 2034	2,500	2,645
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 4.00% 2035	5,000	5,258
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 4.00% 2036	3,000	3,147
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 2026	10,000	11,909
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 2028	5,500	6,624
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 2029	6,000	7,184
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 2030	1,000	1,190
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 2031	1,000	1,186
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 2033	1,000	1,178
New York City G.O. Bonds, Fiscal 2017, Series 2016-A-1, 5.00% 2030	740	870

24	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America

	Principal amount (000)	Value (000)
New York City G.O. Bonds, Fiscal 2017, Series 2016-A-1, 5.00% 2037	$2,000	$2,306
New York City G.O. Bonds, Fiscal 2017, Series 2016-B-1, 5.00% 2032	1,500	1,760
New York City G.O. Bonds, Fiscal 2017, Series 2016-B-1, 5.00% 2034	1,000	1,166
New York City G.O. Bonds, Fiscal 2017, Series 2016-B-1, 5.00% 2037	2,500	2,896
New York City G.O. Bonds, Fiscal 2017, Series 2016-B-1, 5.00% 2038	1,500	1,734
New York City G.O. Bonds, Fiscal 2017, Series 2016-B-1, 5.00% 2041	1,500	1,730
New York City G.O. Bonds, Fiscal 2018, Series 2017-C, 5.00% 2026	1,500	1,794
New York City G.O. Bonds, Fiscal 2018, Series 2017-C, 5.00% 2029	4,800	5,771
New York City G.O. Bonds, Fiscal 2018, Series 2017-C, 5.00% 2030	8,075	9,661
New York City G.O. Bonds, Fiscal 2018, Series 2017-C, 5.00% 2031	3,620	4,317
New York City G.O. Bonds, Fiscal 2018, Series B-1, 5.00% 2035	2,950	3,461
New York City G.O. Bonds, Series 2008-J-4, (SIFMA Municipal Swap Index + 0.55%) 1.71% 2025[1]	2,350	2,350
New York City G.O. Bonds, Series 2013-F-1, 5.00% 2037	3,000	3,363
New York City G.O. Bonds, Series 2013-H, 5.00% 2023	2,475	2,856
New York City G.O. Bonds, Series 2013-J, 5.00% 2023	500	577
New York City G.O. Bonds, Series 2014-A, 5.00% 2024	5,500	6,446
New York City G.O. Bonds, Series 2014-G, 5.00% 2023	2,500	2,884
New York City G.O. Bonds, Series 2014-J, 5.00% 2030	2,000	2,314
New York City G.O. Bonds, Series 2015-A, 5.00% 2026	8,000	9,462
New York City G.O. Bonds, Series 2015-C, 5.00% 2028	1,000	1,162
New York City G.O. Bonds, Series 2015-C, 5.00% 2030	10,000	11,582
New York City G.O. Bonds, Series 2015-C, 5.00% 2032	3,500	4,039
New York City G.O. Bonds, Series 2015-C, 5.00% 2033	1,000	1,152
New York City G.O. Bonds, Series 2015-D, 5.00% 2030	2,560	2,965
New York City G.O. Bonds, Series 2017-A, 5.00% 2026	10,500	12,561
New York City G.O. Bonds, Series 2017-A, 5.00% 2027	1,500	1,810
New York City G.O. Bonds, Series 2017-A, 5.00% 2028	1,000	1,205
New York City G.O. Bonds, Series 2017-C, 5.00% 2026	5,000	5,981
New York City G.O. Bonds, Series 2017-C, 5.00% 2028	2,200	2,629
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2011, Series D, 5.00% 2024	1,000	1,094
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2012, Series E-1, 5.00% 2037	2,000	2,207
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2012, Series F-1, 5.00% 2039	1,000	1,109
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2013, Series F-1, 5.00% 2028	1,500	1,700
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2013, Series F-1, 5.00% 2036	1,000	1,124
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2017, Series 2016-A-1, 5.00% 2035	1,000	1,154
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2017, Series 2016-A-1, 5.00% 2040	14,170	16,226
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2017, Series 2017-C, 5.00% 2031	3,750	4,418
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2018, Series B-1, 5.00% 2033	10,000	11,751
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2018, Series B-1, 5.00% 2045	2,500	2,886
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2014-D-1, 5.00% 2036	500	570
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2015-C, 5.00% 2027	7,250	8,581
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2017-E-1, 5.00% 2043	2,500	2,873
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2017-F-1, 5.00% 2039	1,750	2,023
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2017-F-1, 5.00% 2042	10,500	12,111
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2014-A-1, 5.00% 2037	2,500	2,871
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2015-A-1, 5.00% 2034	8,000	9,354

American Funds Tax-Exempt Funds	25

The Tax-Exempt Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2015-A-1, 5.00% 2036	$4,000	$4,665
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2015-A-1, 5.00% 2037	2,000	2,330
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2015-E-1, 5.00% 2031	5,000	5,822
New York City Transitional Fin. Auth., Future Tax Secured Subordinate Bonds, Series 2017-A-2, 5.00% 2035	10,000	11,687
New York City Transitional Fin. Auth., Multi-Modal Rev. Ref. Bonds, Series 2011-B, 5.00% 2020	1,500	1,600
Utility Debt Securitization Auth., Restructuring Bonds, Series 2017, 5.00% 2040	35,250	41,596
Utility Debt Securitization Auth., Restructuring Bonds, Series 2017, 5.00% 2041	31,500	37,141
Other securities		712,525
		1,206,112

Ohio 2.45%
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-Backed Bonds, Series 2007-A-2, 5.875% 2047	43,995	42,740
Other securities		397,488
		440,228

Pennsylvania 3.84%
County of Montgomery, Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2016, 5.00% 2036	26,650	29,907
Other securities		660,199
		690,106

Texas 8.30%
G.O. Bonds, Water Financial Assistance Bonds (Water Infrastructure Fund), Series 2009-A, 5.00% 2028	1,500	1,527
G.O. Bonds, Water Financial Assistance Bonds (Water Infrastructure Fund), Series 2011-A, 5.00% 2021	1,400	1,555
G.O. Bonds, Water Financial Assistance Bonds (Water Infrastructure Fund), Series 2013-B, 5.00% 2026	1,600	1,843
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Bonds, Series 2013-B, 5.00% 2053	32,800	36,518
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 5.00% 2021 (preref. 2018)	1,125	1,132
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 5.00% 2028 (preref. 2018)	6,375	6,414
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 5.00% 2028 (preref. 2018)	625	629
Transportation Commission, G.O. Mobility Fund Bonds, Series 2014-A, 5.00% 2044	15,000	17,130
Transportation Commission, G.O. Mobility Fund Bonds, Series 2014-B, (SIFMA Municipal Swap Index + 0.38%) 1.54% 2041 (put 2018)[1]	1,500	1,501
Transportation Commission, Highway Improvement G.O. Bonds, Series 2016, 5.00% 2043	10,020	11,540
Water Dev. Board, State Water Implementation Rev. Bonds, Series 2017-A, 5.00% 2042	34,675	40,316
Other securities		1,371,347
		1,491,452

Virginia 2.56%
City of Newport News, Industrial Dev. Auth., Health Systems Rev. Ref. Bonds (Custodial Receipts), 5.33% 2045[2]	41,100	43,654
Other securities		416,172
		459,826

Washington 2.92%
Various Purpose G.O. Rev. Ref. Bonds, Series 2018-R-D, 5.00% 2035	26,605	31,190
Health Care Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2013-B-1, (SIFMA Municipal Swap Index + 1.00%) 2.16% 2035 (put 2021)[1]	49,750	49,527
Other securities		444,855
		525,572

26	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America

	Principal amount (000)	Value (000)
Wisconsin 1.76%
General Fund Annual Appropriation Rev. Ref. Bonds, Series 2009-A, 6.00% 2036 (preref. 2019)	$52,960	$55,960
Other securities		260,378
		316,338

Other states & U.S. territories 18.32%
Other securities		3,290,469

Total bonds, notes & other debt instruments (cost: $15,550,753,000)		15,888,214

Short-term securities 12.13%
State of Alabama, County of Tuscaloosa, Industrial Dev. Auth., Tax Exempt Gulf Opportunity Zone Bonds (Hunt Refining Project), Series 2011-A, 1.07% 2028[1,2]	31,000	31,000
State of Arizona, Health Facs. Auth., Rev. Bonds (Banner Health), Series 2015-B, 0.97% 2046[1]	39,980	39,980
State of Arizona, Health Facs. Auth., Rev. Ref. Bonds (Banner Health), Series 2008-F, 1.09% 2029[1]	14,500	14,500
State of Arizona, City of Phoenix, Industrial Dev. Auth., Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2014-A, 0.91% 2052[1]	4,000	4,000
State of Arizona, City of Phoenix, Industrial Dev. Auth., Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2014-B, 0.90% 2052[1]	25,300	25,300
State of California, Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.), Series 1996-C, JPMorgan Chase LOC, 0.92% 2026[1]	57,000	57,000
State of Connecticut, Health and Educational Facs. Auth., Higher Education Commercial Paper, Series 2017-S-2, 1.10% 2/6/2018	8,290	8,290
State of Connecticut, Health and Educational Facs. Auth., Higher Education Commercial Paper, Series 2017-S-2, 1.10% 2/7/2018	12,000	12,000
State of Connecticut, Health and Educational Facs. Auth., Higher Education Commercial Paper, Series 2018-S-1, 1.26% 3/8/2018	2,795	2,795
State of Connecticut, Health and Educational Facs. Auth., Higher Education Commercial Paper, Series 2018-S-1, 1.26% 3/13/2018	9,900	9,900
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2010-A, 0.98% 2044[1]	42,900	42,900
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2010-B, Wells Fargo LOC, 0.98% 2044[1]	1,400	1,400
State of Illinois, Joliet Regional Port Dist., Marine Terminal Rev. Ref. Bonds (Exxon Project), Series 1989, 0.94% 2024[1]	13,700	13,700
State of Illinois, Toll Highway Auth., Toll Highway Senior Priority Rev. Bonds, Series 2007-A-2d, 1.15% 2030[1]	28,000	28,000
State of Indiana, Fin. Auth., Environmental Rev. Ref. Bonds (Duke Energy Indiana, Inc. Project), Series 2009-A-3, 1.11% 2039[1]	39,950	39,950
State of Indiana, Fin. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2008-E-7, 1.02% 2033[1]	9,650	9,650
State of Indiana, Hospital Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2008-D-1, 1.13% 2034[1]	49,400	49,400
State of Louisiana, Parish of East Baton Rouge, Industrial Dev. Board, Gulf Opportunity Zone Rev. Bonds (ExxonMobil Project), Series 2010-B, 0.94% 2040[1]	66,140	66,140
State of Louisiana, Parish of East Baton Rouge, Industrial Dev. Board, Gulf Opportunity Zone Rev. Bonds (ExxonMobil Project), Series 2011, 0.94% 2051[1]	14,818	14,818
State of Louisiana, Parish of East Baton Rouge, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 1993, 0.94% 2022[1]	49,925	49,925
State of Louisiana, Parish of East Baton Rouge, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2010-A, 0.94% 2035[1]	112,350	112,350
State of Louisiana, Parish of East Baton Rouge, Pollution Control Rev. Ref. Bonds (Exxon Project), Series 1989, 0.98% 2019[1]	1,910	1,910
State of Louisiana, Public Facs. Auth., Rev. Bonds (Air Products and Chemicals Project), Series 2008-A, 0.98% 2043[1]	37,000	37,000
State of Maryland, Econ. Dev. Corp., Multi-Modal Rev. Bonds (Howard Hughes Medical Institute Project), Series 2008-A, 1.04% 2043[1]	1,700	1,700
State of Maryland, County of Montgomery, Consolidated Public Improvement Bond Anticipation Notes, Series 2009-B, 1.29% 3/13/2018	45,900	45,900

American Funds Tax-Exempt Funds	27

The Tax-Exempt Bond Fund of America

Short-term securities (continued)	Principal amount (000)	Value (000)
State of Maryland, County of Montgomery, Consolidated Public Improvement Bond Anticipation Notes, Series 2010-B, 1.25% 3/14/2018	$3,250	$3,250
State of Maryland, County of Montgomery, G.O. Bonds, Series 2017-E, 0.95% 2037[1]	44,000	44,000
State of Michigan, Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Ascension Health Senior Credit Group), Series 2016-E-2, 1.08% 2047[1]	2,400	2,400
State of Michigan, Strategic Fund, Demand Limited Obligation Rev. Bonds (Air Products and Chemicals, Inc. Project), Series 2007, 0.98% 2042[1]	47,750	47,750
State of Minnesota, City of Rochester, Health Care Facs. Rev. Commercial Paper (Mayo Clinic), Series 2018, 1.31% 2/12/2018	30,000	30,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-L, 0.99% 2035[1]	6,810	6,810
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-A, 0.95% 2030[1]	90,725	90,725
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-E, 0.99% 2030[1]	6,090	6,090
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2009-B, 0.99% 2030[1]	14,800	14,800
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2009-F, 0.99% 2030[1]	13,405	13,405
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-D, 1.04% 2030[1]	4,700	4,700
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-G, 0.96% 2035[1]	4,780	4,780
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-J, 0.95% 2035[1]	56,625	56,625
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-K, 0.99% 2035[1]	33,535	33,535
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-L, 0.96% 2035[1]	17,300	17,300
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2011-A, 0.96% 2035[1]	1,300	1,300
State of Mississippi, County of Jackson, Port Fac. Rev. Ref. Bonds (Chevron U.S.A. Inc. Project), Series 1993, 0.96% 2023[1]	9,000	9,000
State of Missouri, Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2008-C4, 1.08% 2026[1]	28,510	28,510
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2018-A-1 4.00% 2019	35,000	36,282
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-E-2, 1.10% 2050[1]	30,595	30,595
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-E-3, 1.10% 2050[1]	6,755	6,755
State of New York, New York City G.O. Bonds, Fiscal 2006, Series 2005-F-3, 1.15% 2035[1]	23,350	23,350
State of New York, New York City G.O. Bonds, Fiscal 2012, Series 2011-A-3, 0.99% 2035[1]	13,100	13,100
State of New York, New York City G.O. Bonds, Fiscal 2014, Series 2013-D-3, 1.00% 2038[1]	15,850	15,850
State of New York, New York City G.O. Bonds, Series 2006-H-1, 1.00% 2036[1]	20,150	20,150
State of New York, New York City G.O. Bonds, Series 2006-L-5, 0.97% 2035[1]	7,000	7,000
State of New York, New York City G.O. Bonds, Series 2008-J-5, 0.97% 2028[1]	23,630	23,630
State of New York, New York City G.O. Bonds, Series 2012-G-3, 1.10% 2042[1]	5,050	5,050
State of New York, New York City G.O. Bonds, Series 2012-G-4, 1.10% 2042[1]	21,110	21,110
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2016, Series 2015-A-4, 0.97% 2041[1]	36,480	36,480
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2016, Series 2015-A-5, 0.98% 2041[1]	17,700	17,700
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2010-F-5, 1.07% 2035[1]	13,350	13,350
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2015-E-3, 1.00% 2045[1]	1,700	1,700
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2015-E-4, 0.97% 2045[1]	3,250	3,250
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2016-E-4, 1.00% 2045[1]	12,335	12,335

28	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America

	Principal amount (000)	Value (000)
State of New York, New York City Transitional Fin. Auth., Recovery Bonds, Fiscal 2003, Series 2002-1-C, 1.00% 2022[1]	$2,155	$2,155
State of Texas, Gulf Coast Industrial Dev. Auth., Rev. Bonds (ExxonMobil Project), Series 2012, 0.95% 2041[1]	8,000	8,000
State of Texas, County of Harris, Industrial Dev. Corp., Pollution Control Rev. Bonds (Exxon Project), Series 1984-A, 0.94% 2024[1]	13,200	13,200
State of Texas, County of Harris, Industrial Dev. Corp., Pollution Control Rev. Bonds (Exxon Project), Series 1984-A, 0.94% 2024[1]	5,600	5,600
State of Texas, City of Houston, Tax and Rev. Anticipation Notes, Series 2017, 2.00% 6/29/2018	4,500	4,513
State of Texas, City of Houston, Tax and Rev. Anticipation Notes, Series 2017, 2.50% 6/29/2018	4,000	4,020
State of Texas, City of Houston, Tax and Rev. Anticipation Notes, Series 2017, 3.00% 6/29/2018	28,000	28,193
State of Texas, City of Houston, Tax and Rev. Anticipation Notes, Series 2017, 4.00% 6/29/2018	2,000	2,022
State of Texas, Lower Neches Valley Auth. Industrial Dev. Corp., Rev. Bonds (ExxonMobil Project), Series 2011, 0.98% 2038[1]	28,135	28,135
State of Texas, Lower Neches Valley Auth. Industrial Dev. Corp., Rev. Bonds (ExxonMobil Project), Series 2011, 0.98% 2051[1]	23,655	23,655
State of Texas, County of Jefferson, Port Arthur Navigation Dist., Pollution Control Rev. Ref. Bonds (Texaco Inc. Project), Series 1994, 0.95% 2024[1]	16,800	16,800
State of Texas, Port Arthur Navigation Dist. Industrial Dev. Corp., Rev. Bonds (Air Products Project), Series 2005, 0.98% 2040[1]	24,600	24,600
State of Texas, Tax and Rev. Anticipation Notes, Series 2017, 4.00% 8/30/2018	177,500	180,237
State of Virginia, County of Loudoun, Industrial Dev. Auth., Multi-Modal Rev. Bonds (Howard Hughes Medical Institute Issue), Series 2003-D, 1.06% 2038[1]	12,000	12,000
State of Virginia, County of Loudoun, Industrial Dev. Auth., Multi-Modal Rev. Bonds (Howard Hughes Medical Institute Issue), Series 2003-F, 1.04% 2038[1]	28,590	28,590
State of Wyoming, County of Lincoln, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2014, 0.94% 2044[1]	36,950	36,950
State of Wyoming, County of Sublette, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2014, 0.94% 2044[1]	6,120	6,120
Other securities		332,377

Total short-term securities (cost: $2,179,693,000)		2,179,342
Total investment securities 100.54% (cost: $17,730,446,000)		18,067,556
Other assets less liabilities (0.54)%		(96,422)

Net assets 100.00%		$17,971,134

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	[3]	Value at 1/31/2018 (000)	[4]	Unrealized depreciation at 1/31/2018 (000)
30 Year Ultra U.S. Treasury Bond Futures	Short	650	March 2018	$(65,000)		$(105,260)		$(553)
5 Year U.S. Treasury Note Futures	Long	3,350	April 2018	335,000		384,282		(623)
								$(1,176)

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $392,818,000, which represented 2.19% of the net assets of the fund.
[3]	Notional amount is calculated based on the number of contracts and notional contract size.
[4]	Value is calculated based on the notional amount and current market price.

American Funds Tax-Exempt Funds	29

The Tax-Exempt Bond Fund of America

Key to abbreviations

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

Certs. of Part. = Certificates of Participation

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

LIBOR = London Interbank Offered Rate

LOC = Letter of Credit

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

SIFMA = Securities Industry and Financial Markets Association

TECP = Tax-Exempt Commercial Paper

See Notes to Financial Statements

30	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund	unaudited
Summary investment portfolio January 31, 2018

Portfolio quality summary*	Percent of net assets

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.

Bonds, notes & other debt instruments 96.05%	Principal amount (000)	Value (000)
Arizona 2.40%
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools East Mesa and Cadence Campuses), Series 2017-A, 4.00% 2022[1]	$15,000	$14,755
Other securities		132,208
		146,963

Colorado 4.87%
City and County of Denver, Dept. of Aviation, Special Facs. Airport Rev. Ref. Bonds (United Air Lines Project), Series 2017, AMT, 5.00% 2032	8,905	9,662
Health Facs. Auth., Rev. Ref. Bonds (Frasier Meadows), Series 2017-A, 5.25% 2047	14,230	15,563
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2010, 6.00% 2041	14,800	16,106
Other securities		256,804
		298,135

District of Columbia 1.13%
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Bonds, Series 2006-A, 0% 2046	243,500	35,833
Other securities		33,593
		69,426

Florida 5.77%
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2013-A, 6.00% 2033	11,930	13,128
North Broward Hospital Dist., Rev. Bonds (Broward Health), Series 2017-B, 5.00% 2042	17,500	18,801
County of Palm Beach, Health Facs. Auth., Retirement Communities Rev. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2016, 5.00% 2032	11,675	13,216
Other securities		308,122
		353,267

Georgia 1.99%
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Oglethorpe Power Corp. - Vogtle Project), Series 2017-C, 4.125% 2045	22,550	22,578
Other securities		99,146
		121,724

American Funds Tax-Exempt Funds	31

American High-Income Municipal Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois 14.84%
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Alternate Rev.), Series 2015-C, 5.25% 2039	$15,040	$15,607
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-F, 5.00% 2018	800	815
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-F, 5.00% 2018 (escrowed to maturity)	200	206
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2011-A, 5.50% 2039	1,625	1,672
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2016-B, 6.50% 2046	6,650	7,620
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2017-A, 7.00% 2046[1]	23,560	28,446
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2030	2,000	2,095
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2017-G, 5.00% 2044	5,000	5,136
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 2036	10,000	10,281
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 2046	5,000	5,152
City of Chicago, Board of Education, Unlimited Tax G.O. Ref. Bonds (Dedicated Rev.), Series 2008-C, 5.25% 2025	1,500	1,512
City of Chicago, Board of Education, Unlimited Tax G.O. Ref. Bonds (Dedicated Rev.), Series 2013-A-3, (SIFMA Municipal Swap Index + 0.83%) 1.99% 2036 (put 2018)[2]	3,250	3,242
City of Chicago, Board of Education, Unlimited Tax G.O. Ref. Bonds (Dedicated Rev.), Series 2017-B, 6.75% 2030[1]	3,500	4,231
City of Chicago, Board of Education, Unlimited Tax G.O. Ref. Bonds (Dedicated Rev.), Series 2017-B, 7.00% 2042[1]	26,185	31,826
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2008-C, 5.00% 2029	1,580	1,585
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2021	2,000	2,114
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2024	2,000	2,137
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2025	4,000	4,277
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-D, 5.00% 2021	1,500	1,585
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-F, 5.00% 2018	585	596
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-F, 5.00% 2024	2,000	2,137
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2014-A, AMT, 5.00% 2041	13,000	14,281
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 1998-B-1, National insured, 0% 2031	5,060	2,676
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 1999-A, Capital Appreciation Bonds, National insured, 0% 2025	1,015	727
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 1999-A, Capital Appreciation Bonds, National insured, 0% 2031	2,170	1,148
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 1999-A, National insured, 0% 2018	2,135	2,093
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 1999-A, National insured, 0% 2024	2,070	1,571
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2011-A, 5.00% 2041	12,405	12,512
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2012-A, 5.00% 2042	7,580	7,651
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2016-A, 7.00% 2044	5,560	6,528
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2017, 5.00% 2051	21,750	23,320
Fin. Auth., Rev. Bonds (Friendship Village Schaumburg), 5.125% 2045	18,750	18,440

32	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund

	Principal amount (000)	Value (000)
Fin. Auth., Student Housing Rev. Ref. Bonds (CHF-DeKalb II, LLC - Northern Illinois University Project), Series 2011, 6.875% 2043	$16,510	$18,141
G.O. Bonds, Series 2012-A, 5.00% 2028	1,000	1,038
G.O. Bonds, Series 2013, 5.00% 2021	860	905
G.O. Bonds, Series 2013, 5.00% 2023	685	731
G.O. Bonds, Series 2013, 5.50% 2026	2,000	2,174
G.O. Bonds, Series 2013, 5.50% 2033	3,665	3,890
G.O. Bonds, Series 2013, 5.50% 2038	1,000	1,059
G.O. Bonds, Series 2014, 5.00% 2026	2,025	2,164
G.O. Bonds, Series 2014, 5.00% 2027	2,000	2,123
G.O. Bonds, Series 2014, 5.00% 2039	13,575	14,073
G.O. Bonds, Series 2014, 5.00% 2039	4,100	4,255
G.O. Bonds, Series 2016, 4.00% 2032	7,000	6,777
G.O. Bonds, Series 2016, 5.00% 2025	1,000	1,064
G.O. Bonds, Series 2016, 5.00% 2028	1,500	1,590
G.O. Bonds, Series 2016, 5.00% 2038	1,000	1,053
G.O. Bonds, Series 2016, 5.00% 2041	2,125	2,225
G.O. Bonds, Series 2017, 5.00% 2033	4,000	4,226
G.O. Bonds, Series 2017-A, 5.00% 2018	1,000	1,019
G.O. Bonds, Series 2017-A, 5.00% 2035	1,000	1,060
G.O. Bonds, Series 2017-A, 5.00% 2036	3,000	3,179
G.O. Bonds, Series 2017-C, 5.00% 2029	7,500	8,000
G.O. Bonds, Series 2017-D, 5.00% 2026	10,000	10,708
G.O. Bonds, Series 2017-D, 5.00% 2027	7,000	7,502
G.O. Bonds, Series 2017-D, 5.00% 2028	4,500	4,807
G.O. Ref. Bonds, Series 2012, 5.00% 2025	1,750	1,845
G.O. Ref. Bonds, Series 2016, 5.00% 2030	3,000	3,162
G.O. Rev. Ref. Bonds, Series 2012, 4.00% 2025	405	406
G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2028	3,000	3,192
G.O. Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 4.00% 2030	750	772
Various Purpose G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2026	3,000	3,197
Other securities		569,051
		908,607

Massachusetts 2.49%
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-1, 6.25% 2046	14,253	14,830
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2016-A, 4.68% 2021[1]	13,930	14,018
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2016-J, AMT, 3.50% 2033	25,325	24,733
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2017-A, AMT, 3.625% 2032	15,000	15,016
Other securities		83,874
		152,471

Michigan 3.04%
Tobacco Settlement Fin. Auth., Tobacco Settlement Asset-Backed Bonds, Series 2007-A, 6.00% 2048	13,540	13,520
County of Wayne, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2012-D, AMT, 5.00% 2028	12,000	13,368
Other securities		159,453
		186,341

New Jersey 3.82%
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2013-I, (SIFMA Municipal Swap Index + 1.60%) 2.76% 2028[2]	13,500	13,298
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 5.125% 2023	3,500	3,879
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 5.25% 2029	16,300	17,853
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 2000-B, AMT, 5.625% 2030	3,750	4,265
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 2003, AMT, 5.50% 2033	3,500	3,926

American Funds Tax-Exempt Funds	33

American High-Income Municipal Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New Jersey (continued)
Econ. Dev. Auth., Special Fac. Rev. Ref. Bonds (Continental Airlines, Inc. Project), Series 2012, AMT, 5.75% 2027	$4,500	$5,011
South Jersey Transportation Auth., Transportation System Rev. Bonds, Series 2014-A, 5.00% 2039	12,650	13,765
Other securities		172,002
		233,999

New York 3.56%
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (Bank of America Tower at One Bryant Park Project), Series 2010, 6.375% 2049	13,360	14,322
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 2026	12,220	13,148
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.25% 2050	16,950	18,651
Other securities		171,854
		217,975

Ohio 4.52%
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-Backed Bonds, Series 2007-A-2, 5.875% 2030	1,000	973
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-Backed Bonds, Series 2007-A-2, 5.875% 2047	101,605	98,706
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-Backed Bonds, Series 2007-A-2, 6.50% 2047	19,960	19,959
Other securities		156,929
		276,567

Oklahoma 0.71%
Trustees of the Tulsa Municipal Airport Trust, American Airlines Inc. Rev. Ref. Bonds, Series 2001-B, AMT, 5.50% 2035	15,875	17,197
Other securities		26,505
		43,702

Pennsylvania 5.40%
City of Philadelphia, Hospitals and Higher Education Facs. Auth., Hospital Rev. Bonds (Temple University Health System Obligated Group), Series 2012-A, 5.625% 2042	12,320	13,479
Other securities		316,862
		330,341

Puerto Rico 2.28%
Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2007-N, Assured Guaranty insured, 5.25% 2036	13,850	15,365
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 6.00% 2033	13,380	13,927
Other securities		110,131
		139,423

Texas 8.09%
County of Brazoria, Brazos River Harbor Navigation Dist., Environmental Facs. Rev. Ref. Bonds (Dow Chemical Co. Project), Series 2002-A-4, AMT, 5.95% 2033	24,835	25,687
County of Harris, Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), 5.00% 2048	12,830	13,135
City of Houston, Airport System Special Facs. Rev. Bonds (Continental Airlines, Inc. Terminal Improvement Projects), Series 2011, AMT, 6.50% 2030	9,300	10,305
City of Houston, Airport System Special Facs. Rev. Bonds (Continental Airlines, Inc. Terminal Improvement Projects), Series 2011, AMT, 6.625% 2038	3,000	3,328
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Airport Improvement Projects), Series 2015-B-1, AMT, 5.00% 2030	3,000	3,324
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Airport Improvement Projects), Series 2015-C, AMT, 5.00% 2020	8,485	8,997
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal E Project), Series 2014, AMT, 4.75% 2024	5,500	6,055

34	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund

	Principal amount (000)	Value (000)
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal E Project), Series 2014, AMT, 5.00% 2029	$6,745	$7,415
Turnpike Auth., Central Texas Turnpike System, Rev. Bonds, Series 2002-A, AMBAC insured, 0% 2028	21,800	15,798
Tyler Health Facs. Dev. Corp., Hospital Rev. Ref. and Improvement Bonds (East Texas Medical Center Regional Healthcare System Project), Series 2007-A, 5.375% 2037	15,570	15,134
Other securities		386,085
		495,263

Utah 0.57%
Hideout Local Dist. No. 1, Special Assessment Bonds, Series 2017, 6.75% 2037[1]	27,800	27,800
Other securities		7,186
		34,986

Virginia 1.85%
City of Newport News, Industrial Dev. Auth., Health Systems Rev. Ref. Bonds (Custodial Receipts), 5.33% 2045[1]	27,900	29,634
Other securities		83,355
		112,989

Wisconsin 2.70%
Housing and Econ. Dev. Auth., Home Ownership Mortgage Rev. Bonds, Series 2016-A, AMT, 3.50% 2046	17,905	18,565
Other securities		146,922
		165,487

Other states & U.S. territories 26.02%
Other securities		1,590,928

Total bonds, notes & other debt instruments (cost: $5,717,465,000)		5,878,594

Short-term securities 4.81%
State of Arizona, City of Phoenix, Industrial Dev. Auth., Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2014-A, 0.91% 2052[2]	25,000	25,000
State of Illinois, City of Chicago, Board of Education, Tax Anticipation Notes (Educational Purpose), Series 2017-D, (1-month USD-LIBOR x 0.70 + 2.75%) 3.845% 4/2/2018[1,2]	15,000	15,000
State of Louisiana, Parish of East Baton Rouge, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2010-A, 0.94% 2035[2]	19,000	19,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-B, 0.99% 2030[2]	1,000	1,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2009-B, 0.99% 2030[2]	5,400	5,400
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2009-F, 0.99% 2030[2]	6,000	6,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-K, 0.99% 2035[2]	3,000	3,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-L, 0.96% 2035[2]	5,000	5,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2011-A, 0.96% 2035[2]	7,100	7,100
State of New York, New York City G.O. Bonds, Fiscal 2012, Series 2011-A-3, 0.99% 2035[2]	6,350	6,350
State of New York, New York City G.O. Bonds, Fiscal 2014, Series 2013-D-3, 1.00% 2038[2]	2,660	2,660
State of New York, New York City G.O. Bonds, Series 2006-H-1, 1.00% 2036[2]	14,335	14,335
State of New York, New York City G.O. Bonds, Series 2008-L-3, 0.97% 2036[2]	5,200	5,200
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2016, Series 2015-A-4, 0.97% 2041[2]	15,000	15,000
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2003-C-5, 0.97% 2031[2]	7,340	7,340

American Funds Tax-Exempt Funds	35

American High-Income Municipal Bond Fund

Short-term securities (continued)	Principal amount (000)	Value (000)
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2015-E-3, 1.00% 2045[2]	$2,900	$2,900
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2016-E-4, 1.00% 2045[2]	4,255	4,255
State of New York, New York City Transitional Fin. Auth., Recovery Bonds, Fiscal 2003, Series 2002-1-C, 1.00% 2022[2]	9,060	9,060
State of Oregon, Full Faith and Credit Tax Anticipation Notes, Series 2017-A, 5.00% 9/28/2018	17,000	17,405
State of Texas, County of Harris, Industrial Dev. Corp., Pollution Control Rev. Bonds (Exxon Project), Series 1984-A, 0.94% 2024[2]	2,000	2,000
State of Texas, City of Houston, Tax and Rev. Anticipation Notes, Series 2017, 3.00% 6/29/2018	17,600	17,721
State of Texas, County of Jefferson, Port Arthur Navigation Dist., Pollution Control Rev. Ref. Bonds (Texaco Inc. Project), Series 1994, 0.95% 2024[2]	8,000	8,000
State of Texas, Tax and Rev. Anticipation Notes, Series 2017, 4.00% 8/30/2018	41,000	41,632
Other securities		54,298

Total short-term securities (cost: $294,810,000)		294,656
Total investment securities 100.86% (cost: $6,012,275,000)		6,173,250
Other assets less liabilities (0.86)%		(52,536)

Net assets 100.00%		$6,120,714

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

[1]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $683,927,000, which represented 11.17% of the net assets of the fund.
[2]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations
Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
LIBOR = London Interbank Offered Rate
LOC = Letter of Credit
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
SIFMA = Securities Industry and Financial Markets Association
TECP = Tax-Exempt Commercial Paper

See Notes to Financial Statements

36	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California	unaudited
Summary investment portfolio January 31, 2018

Portfolio quality summary*	Percent of net assets

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.

Bonds, notes & other debt instruments 95.02%	Principal amount (000)	Value (000)
California 93.91%
State issuers 35.05%
Trustees of the California State University, Systemwide Rev. Bonds, Series 2016-A, 4.00% 2034	$2,000	$2,124
Trustees of the California State University, Systemwide Rev. Bonds, Series 2016-A, 4.00% 2035	10,000	10,598
Trustees of the California State University, Systemwide Rev. Bonds, Series 2016-A, 4.00% 2037	6,645	7,013
Trustees of the California State University, Systemwide Rev. Bonds, Series 2016-B-2, 4.00% 2049 (put 2021)	5,000	5,367
Trustees of the California State University, Systemwide Rev. Ref. Bonds, Series 2012-A, 5.00% 2027	3,000	3,427
Educational Facs. Auth., Rev. Ref. Bonds (Chapman University), Series 2011, 5.00% 2031	8,615	9,420
Various Purpose G.O. Bonds, Series 2009, 6.00% 2038	7,000	7,340
Various Purpose G.O. Bonds, Series 2009, 6.00% 2039	2,000	2,145
Various Purpose G.O. Bonds, Series 2009, 6.50% 2033	5,000	5,281
Various Purpose G.O. Bonds, Series 2011, 5.25% 2028	5,000	5,622
Various Purpose G.O. Bonds, Series 2011, 5.25% 2028	2,000	2,244
Various Purpose G.O. Bonds, Series 2013, (SIFMA Municipal Swap Index + 0.38%) 1.54% 2027 (put 2027)[1]	4,000	4,005
Various Purpose G.O. Bonds, Series 2013-E, (1-month USD-LIBOR + 0.83%) 1.925% 2029[1]	1,500	1,501
Various Purpose G.O. Bonds, Series 2015, 5.25% 2032	5,000	5,938
Various Purpose G.O. Rev. Ref. Bonds, Series 2017, 5.00% 2026	2,680	3,236
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2005-A, AMBAC insured, 0% 2027	3,460	2,625
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2005-A, Assured Guaranty Municipal insured, 0% 2026	11,000	8,683
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2007-A-1, 5.75% 2047	19,450	19,636
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2015-A, 5.00% 2032	3,250	3,791
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2015-A, 5.00% 2033	2,765	3,209
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2015-A, 5.00% 2045	2,500	2,862
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2011-D, 5.25% 2031	2,000	2,218
Health Facs. Fncg. Auth., Rev. Ref. Bonds (El Camino Hospital), Series 2015-A, 5.00% 2040	8,700	9,648
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Stanford Health Care), Series 2017-A, 5.00% 2031	5,000	5,988
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Stanford Health Care), Series 2017-A, 5.00% 2034	12,000	14,156
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Stanford Hospital and Clinics), Series 2010-B, 5.25% 2031 (preref. 2020)	8,000	8,808
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Sutter Health), Series 2008-A, 5.25% 2022	2,000	2,042
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Sutter Health), Series 2016-A, 5.00% 2033	1,000	1,162
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Sutter Health), Series 2016-A, 5.00% 2034	2,000	2,318

American Funds Tax-Exempt Funds	37

The Tax-Exempt Fund of California

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
State issuers (continued)
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Sutter Health), Series 2016-A, 5.00% 2035	$2,000	$2,313
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Sutter Health), Series 2016-B, 4.00% 2038	9,165	9,509
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Sutter Health), Series 2016-B, 5.00% 2035	1,000	1,169
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2016-B-2, 5.00% 2041	6,975	8,047
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust), Series 2013-A-2, (1-month USD-LIBOR x 0.70 + 0.50%) 1.597% 2047 (put 2019)[1]	10,000	10,053
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project) Series 2017-A, AMT, 2.00% 2044 (put 2020)	7,000	6,990
Northern California Gas Auth. No. 1, Gas Project Rev. Bonds, Series 2007-B, (3-month USD-LIBOR + 0.67%) 1.855% 2027[1]	8,105	7,845
Northern California Power Agcy., Lodi Energy Center Rev. Bonds, Issue One, Series 2010-A, 5.00% 2025 (preref. 2020)	6,000	6,478
Public Works Board, Lease Rev. Bonds (Regents of the University of California, Various University of California Projects), Series 2009-E, 5.00% 2024 (preref. 2019)	2,500	2,605
Public Works Board, Lease Rev. Bonds (Regents of the University of California, Various University of California Projects), Series 2009-E, 5.00% 2034 (preref. 2019)	1,500	1,563
Statewide Communities Dev. Auth., Rev. Bonds (Huntington Memorial Hospital), Series 2014, 5.00% 2044	8,500	9,438
Statewide Communities Dev. Auth., Rev. Bonds (John Muir Health), Series 2016-A, 4.00% 2046	10,395	10,698
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2012-A, 5.00% 2042	6,500	7,177
Statewide Communities Dev. Auth., Rev. Bonds (Sutter Health), Series 2011-A, 5.25% 2024	1,000	1,087
Statewide Communities Dev. Auth., Rev. Bonds (Sutter Health), Series 2011-A, 6.00% 2042	4,500	4,946
Statewide Communities Dev. Auth., Student Housing Rev. Custodial Bonds, Series 2017, 4.305% 2032	8,750	9,384
Regents of the University of California, Limited Project Rev. Bonds, Series 2016-K, 5.00% 2034	2,500	2,918
Regents of the University of California, Limited Project Rev. Bonds, Series 2016-K, 5.00% 2035	7,500	8,736
Regents of the University of California, Limited Project Rev. Bonds, Series 2017-M, 5.00% 2047	2,695	3,112
Regents of the University of California, Medical Center Pooled Rev. Bonds, Series 2016-L, 4.00% 2037	1,585	1,655
Regents of the University of California, Medical Center Pooled Rev. Bonds, Series 2016-L, 4.00% 2038	1,000	1,042
Regents of the University of California, Medical Center Pooled Rev. Ref. Bonds, Series 2007-C-2, National insured, (3-month USD-LIBOR + 0.67%) 1.619% 2037[1]	5,000	4,455
Regents of the University of California, Medical Center Pooled Rev. Ref. Bonds, Series 2007-C-2, National insured, (3-month USD-LIBOR + 0.74%) 1.689% 2043[1]	8,000	6,851
Dept. of Veterans Affairs, Veterans G.O. Ref. Bonds, Series 2016-CN, 3.50% 2045	9,385	9,785
Other securities		478,876
		779,139

City & county issuers 58.86%
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2013-A, 5.00% 2025	1,700	1,967
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2013-A, 5.00% 2026	6,375	7,353
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2016-B, 5.00% 2034	2,000	2,280
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2016-B, 5.00% 2036	1,000	1,134
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2016-B, 5.00% 2037	3,790	4,287
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 4.00% 2035	2,500	2,637
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 4.00% 2037	2,000	2,100
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 5.00% 2036	1,500	1,715
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Eskaton Properties Inc. Obligated Group), Series 2013, 5.00% 2035	7,350	7,967
Baldwin Park Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 4.00% 2031	6,420	6,898

38	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California

	Principal amount (000)	Value (000)
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2006-C-1, (SIFMA Municipal Swap Index + 0.90%) 2.06% 2045 (put 2023)[1]	$2,000	$2,034
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2008-B-1, (SIFMA Municipal Swap Index + 1.10%) 2.26% 2045 (put 2024)[1]	7,900	8,131
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2014-G, (SIFMA Municipal Swap Index + 0.60%) 1.76% 2034 (put 2020)[1]	2,750	2,762
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2014-H, (SIFMA Municipal Swap Index + 0.70%) 1.86% 2034 (put 2021)[1]	4,000	4,036
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2017-B, 2.85% 2047 (put 2025)	1,000	1,035
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2017-D, (3-month USD-LIBOR x 0.70 + 0.55%) 1.736% 2045 (put 2021)[1]	4,000	4,028
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2017-F-1, 5.00% 2056	5,000	5,676
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2009-F-1, 5.125% 2039 (preref. 2019)	2,000	2,088
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2009-F-1, 5.625% 2044 (preref. 2019)	1,670	1,753
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2014-C, 1.875% 2047 (put 2019)	1,250	1,255
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2014-F-1, 5.00% 2054	5,000	5,604
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2017-S-7, 5.00% 2028	4,500	5,586
Certs. of Part., Palomar Pomerado Health, 6.00% 2030 (preref. 2020)	1,500	1,678
Certs. of Part., Palomar Pomerado Health, 6.00% 2041 (preref. 2020)	3,710	4,149
Certs. of Part., Palomar Pomerado Health, 6.75% 2039 (preref. 2019)	3,500	3,821
Chabot-Las Positas Community College Dist., G.O. Rev. Ref. Bonds, Series 2016, 4.00% 2034	9,940	10,611
Coachella Valley Unified School Dist., G.O. Bonds, 2005 Election, Series 2016-E, Assured Guaranty Municipal insured, 4.00% 2045	6,555	6,804
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-A, 6.00% 2053	7,500	8,821
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2014-A, 6.00% 2049	5,800	6,835
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2010-B, 5.00% 2035	1,000	1,067
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2015-A, AMT, 5.00% 2027	1,250	1,452
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2015-A, AMT, 5.00% 2029	1,560	1,794
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2016-A, AMT, 4.00% 2034	1,000	1,044
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2016-A, AMT, 5.00% 2035	2,000	2,284
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2016-A, AMT, 5.00% 2042	1,000	1,130
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2016-B, AMT, 5.00% 2029	1,450	1,689
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2016-B, AMT, 5.00% 2031	2,395	2,765
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2016-B, AMT, 5.00% 2033	500	574
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2016-B, AMT, 5.00% 2036	1,000	1,139
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-A, AMT, 5.00% 2030	1,000	1,176
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-A, AMT, 5.00% 2032	1,000	1,167
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-A, AMT, 5.00% 2033	1,000	1,163
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-A, AMT, 5.00% 2034	1,250	1,449

American Funds Tax-Exempt Funds	39

The Tax-Exempt Fund of California

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City & county issuers (continued)
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-A, AMT, 5.00% 2035	$1,000	$1,157
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-A, AMT, 5.00% 2036	1,400	1,616
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-A, AMT, 5.00% 2037	1,260	1,451
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-B, 5.00% 2042	500	580
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Ref. Bonds, Series 2009-A, 5.25% 2029	2,000	2,096
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Ref. Bonds, Series 2010-A, 5.00% 2029	2,000	2,149
Oxnard Unified School Dist., G.O. Ref. Bonds, Series 2017-A, BAM insured, 5.00% 2045	6,770	7,773
Palmdale Elementary School Dist., Community Facs. Dist. No. 90-1, Special Tax Bonds, Series 2017-A, Assured Guaranty Municipal insured, 5.00% 2041	6,110	7,010
Palomar Health, G.O. Rev. Ref. Bonds, Series 2016-A, 5.00% 2034	970	1,098
Palomar Health, G.O. Rev. Ref. Bonds, Series 2016-B, 4.00% 2030	1,000	1,071
Palomar Health, G.O. Rev. Ref. Bonds, Series 2016-B, 4.00% 2031	1,000	1,068
Palomar Pomerado Health, G.O. Bonds, 2004 Election, Series 2009-A, Assured Guaranty insured, 0% 2028	3,000	2,156
Palomar Pomerado Health, G.O. Bonds, 2004 Election, Series 2009-A, Assured Guaranty insured, 0% 2029	9,350	6,440
Palomar Pomerado Health, G.O. Bonds, 2004 Election, Series 2009-A, Assured Guaranty insured, 0% 2031	3,000	1,896
Pasadena Unified School Dist., G.O. Bonds, 2008 Election, Series 2016, 4.00% 2032	5,000	5,369
Pasadena Unified School Dist., G.O. Bonds, 2008 Election, Series 2016, 4.00% 2034	5,040	5,353
Pasadena Unified School Dist., G.O. Bonds, 2008 Election, Series 2016, 4.00% 2035	15,940	16,882
Pasadena Unified School Dist., G.O. Bonds, 2008 Election, Series 2016, 4.00% 2036	2,250	2,378
Pollution Control Fncg. Auth., Rev. Bonds (San Jose Water Company Project), Series 2016, AMT, 4.75% 2046	11,475	12,466
Poway Unified School Dist., School Facs. Improvement Dist. No. 2007-1, G.O. Bonds, 2008 Election, 4.00% 2035	12,850	6,801
County of Sacramento, Sanitation Dist. Fncg. Auth., Rev. Ref. Bonds (Sacramento Regional County Sanitation Dist.), Series 2007-B, FGIC-National insured, (3-month USD-LIBOR + 0.53%) 1.522% 2035[1]	13,500	12,994
City of San Buenaventura, Rev. Bonds (Community Memorial Health System), Series 2011, 7.50% 2041	10,825	12,206
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Bonds, Series 2009-A, 4.90% 2029	5,000	5,285
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Bonds, Series 2009-E, 6.00% 2039	3,000	3,165
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Bonds, Series 2016-B, AMT, 5.00% 2046	4,000	4,496
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Bonds, Series 2017-B, 5.00% 2047	2,000	2,310
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Ref. Bonds, Issue 34-E, AMT, 5.75% 2019 (preref. 2018)	3,500	3,537
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2010-F, 5.00% 2040	3,000	3,186
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2011-F, AMT, 5.00% 2028	2,630	2,864
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2028	1,000	1,117
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2030	1,000	1,113
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2016-A, 5.00% 2029	1,375	1,640
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 2042	2,000	2,274
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 2047	3,000	3,398

40	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California

	Principal amount (000)	Value (000)
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2017-D, AMT, 5.00% 2027	$1,000	$1,190
City and County of San Francisco, Public Utilities Commission, Wastewater Rev. Green Bonds, Series 2016-A, 4.00% 2037	6,575	6,893
City of San Jose, Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 5.50% 2030	8,000	8,832
City of San Jose, Airport Rev. Ref. Bonds, Series 2011-A-2, 5.25% 2034	4,900	5,355
City of San Jose, Airport Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 2020	2,080	2,221
City of San Jose, Airport Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 2035	2,000	2,295
City of San Jose, Airport Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 2037	1,000	1,143
City of San Jose, Airport Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 2041	1,500	1,706
City of San Jose, Airport Rev. Ref. Bonds, Series 2017-B, 5.00% 2047	1,500	1,724
Southwestern Community College Dist., G.O. Bonds, 2016 Election, Series 2017-A, 4.00% 2047	13,500	14,108
Stockton Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2031	7,800	9,034
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-Backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2006-A, 5.125% 2046	7,800	7,814
Victor Valley Union High School Dist., G.O. Rev. Ref. Bonds, Series 2016-A, BAM insured, 4.00% 2032	7,500	7,995
City of Whittier, Health Fac. Rev. Bonds (PIH Health), Series 2014, 5.00% 2044	10,000	10,947
Other securities		935,909
		1,308,499

Puerto Rico 0.65%
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 6.00% 2033	7,150	7,442
Other securities		6,916
		14,358

Other U.S. territories 0.46%
Other securities		10,156

Total bonds, notes & other debt instruments (cost: $2,052,004,000)		2,112,152

Short-term securities 3.82%
Various Purpose G.O. Bonds, Series 2004-A-4, 0.65% 2034[1]	5,000	5,000
Various Purpose G.O. Commercial Paper, Series 2018-A-8, 1.32% 3/2/2018	15,000	15,000
County of Los Angeles, Tax and Rev. Anticipation Notes, 5.00% 6/29/2018	13,945	14,169
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.), Series 1996-C, JPMorgan Chase LOC, 0.92% 2026[1]	7,000	7,000
Regents of the University of California, Commercial Paper, Series 2018-A, 1.25% 3/12/2018	15,000	15,000
Regents of the University of California, Commercial Paper, Series 2018-A, 1.32% 3/6/2018	8,000	8,000
Dept. of Water Resources, Water Rev. Commercial Paper, Series 2018-2, 1.30% 2/2/2018	2,900	2,900
Dept. of Water Resources, Water Rev. Commercial Paper, Series 2018-2, 1.30% 2/5/2018	10,038	10,038
Other securities		7,900

Total short-term securities (cost: $85,014,000)		85,007
Total investment securities 98.84% (cost: $2,137,018,000)		2,197,159
Other assets less liabilities 1.16%		25,785

Net assets 100.00%		$2,222,944

American Funds Tax-Exempt Funds	41

The Tax-Exempt Fund of California

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” also includes securities (with an aggregate value of $71,819,000, which represented 3.23% of the net assets of the fund) which were acquired in transactions exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers.

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

Certs. of Part. = Certificates of Participation

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

LIBOR = London Interbank Offered Rate

LOC = Letter of Credit

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

SIFMA = Securities Industry and Financial Markets Association

TECP = Tax-Exempt Commercial Paper

See Notes to Financial Statements

42	American Funds Tax-Exempt Funds

American Funds Tax-Exempt Fund of New York	unaudited
Summary investment portfolio January 31, 2018

Portfolio quality summary*	Percent of net assets

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.

Bonds, notes & other debt instruments 92.61%	Principal amount (000)	Value (000)
New York 90.45%
State issuers 44.92%
Dev. Auth., Personal Income Tax Rev. Bonds (General Purpose), Series 2017-A, 5.00% 2032	$500	$585
Dormitory Auth., Columbia University Rev. Bonds, Series 2017-A, 5.00% 2047	500	665
Dormitory Auth., Icahn School of Medicine at Mount Sinai Rev. Bonds, Series 2015-A, 5.00% 2031	500	563
Dormitory Auth., Icahn School of Medicine at Mount Sinai Rev. Bonds, Series 2015-A, 5.00% 2035	1,000	1,119
Dormitory Auth., Icahn School of Medicine at Mount Sinai Rev. Bonds, Series 2015-A, 5.00% 2040	250	277
Dormitory Auth., Mount Sinai School of Medicine of New York University, Rev. Ref. Bonds, Series 2010-A, 5.00% 2021	1,000	1,073
Dormitory Auth., New School Rev. Bonds, Series 2010, 5.25% 2021 (preref. 2020)	500	543
Dormitory Auth., New School Rev. Bonds, Series 2010, 5.50% 2040 (preref. 2020)	500	546
Dormitory Auth., New School Rev. Bonds, Series 2015-A, 5.00% 2032	1,000	1,152
Dormitory Auth., New School Rev. Bonds, Series 2016-A, 5.00% 2035	500	569
Dormitory Auth., New York School Dist. Rev. Bonds, Series 2017-A, 5.00% 2025	1,000	1,188
Dormitory Auth., North Shore-Long Island Jewish Obligated Group Rev. Bonds, Series 2011-A, 5.00% 2032 (preref. 2021)	1,500	1,655
Dormitory Auth., NYU Hospitals Center Rev. Bonds, 5.00% 2022	200	226
Dormitory Auth., NYU Hospitals Center Rev. Bonds, 5.00% 2034	1,000	1,130
Dormitory Auth., NYU Hospitals Center Rev. Bonds, Series 2011-A, 6.00% 2040 (preref. 2020)	1,000	1,103
Dormitory Auth., NYU Hospitals Center Rev. Bonds, Series 2016-A, 5.00% 2033	400	456
Dormitory Auth., Orange Regional Medical Center Obligated Group Rev. Bonds, Series 2008, 6.25% 2037 (preref. 2018)	1,000	1,040
Dormitory Auth., Orange Regional Medical Center Obligated Group Rev. Bonds, Series 2015, 5.00% 2032[1]	600	654
Dormitory Auth., Orange Regional Medical Center Obligated Group Rev. Bonds, Series 2017, 5.00% 2031[1]	1,000	1,105
Dormitory Auth., School Dist. Rev. Bond Fncg. Program Rev. Bonds, Series 2011-A, 5.00% 2024	25	28
Dormitory Auth., School Dist. Rev. Bond Fncg. Program Rev. Bonds, Series 2011-A, 5.00% 2024 (preref. 2021)	475	531
Dormitory Auth., School Dist. Rev. Bond Fncg. Program Rev. Bonds, Series 2013-E, Assured Guaranty Municipal insured, 5.00% 2022	1,000	1,141
Dormitory Auth., School Dist. Rev. Bond Fncg. Program Rev. Bonds, Series 2016-A, 5.00% 2022	1,000	1,136
Dormitory Auth., School Dist. Rev. Bond Fncg. Program Rev. Bonds, Series 2016-A, 5.00% 2033	1,000	1,159
Dormitory Auth., Skidmore College Rev. Bonds, Series 2011-A, 5.50% 2041	1,110	1,233
Dormitory Auth., State Personal Income Tax Rev. Bonds (Education), Series 2014-E, 5.00% 2032	750	868

American Funds Tax-Exempt Funds	43

American Funds Tax-Exempt Fund of New York

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
State issuers (continued)
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 2039	$365	$419
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-B, 5.00% 2041	750	867
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2017-B, 5.00% 2033	1,000	1,177
Dormitory Auth., State University of New York Dormitory Facs., Lease Rev. Bonds, Series 2010-A, 5.00% 2035	1,000	1,072
Dormitory Auth., State University of New York Dormitory Facs., Rev. Bonds, Series 2017-A, 5.00% 2030	750	888
Dormitory Auth., State University of New York Dormitory Facs., Rev. Bonds, Series 2017-A, 5.00% 2032	500	587
Environmental Facs. Corp., Rev. Green Bonds (Revolving Funds), Series 2016-B, 4.00% 2036	1,950	2,088
Environmental Facs. Corp., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2012, AMT, 1.20% 2030 (put 2018)[2]	1,500	1,500
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2017, Series 2017-A, 5.00% 2033	1,000	1,166
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2017, Series 2017-A, 5.00% 2035	2,000	2,320
Hudson Yards Infrastructure Corp., Rev. Bonds, Series 2011-A, 5.75% 2047	435	478
Hudson Yards Infrastructure Corp., Rev. Bonds, Series 2011-A, 5.75% 2047 (preref. 2021)	565	633
Hudson Yards Infrastructure Corp., Rev. Bonds, Series 2012-A, 5.25% 2047	955	1,030
Hudson Yards Infrastructure Corp., Rev. Bonds, Series 2012-A, 5.25% 2047 (preref. 2021)	45	50
Liberty Dev. Corp., Liberty Rev. Bonds (Goldman Sachs Headquarters Issue), Series 2005, 5.25% 2035	1,000	1,246
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 2, 5.15% 2034[1]	1,250	1,373
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (4 World Trade Center Project), Series 2011, 5.00% 2031	1,500	1,660
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (Bank of America Tower at One Bryant Park Project), Series 2010, 6.375% 2049	1,500	1,608
Metropolitan Transportation Auth., Dedicated Tax Fund Rev. Ref. Bonds, Series 2002-B-3D, (SIFMA Municipal Swap Index + 1.00%) 2.16% 2020[2]	2,000	2,026
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2012-E, 5.00% 2031 (preref. 2022)	1,000	1,149
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-D-1, 5.00% 2039	250	284
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, (SIFMA Municipal Swap Index + 0.58%) 1.74% 2039 (put 2020)[2]	500	501
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-C-1, 5.00% 2035	1,750	2,018
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-C-1, 5.25% 2030	280	334
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2017-A-1, 5.25% 2057	750	869
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-D-2A, Assured Guaranty Municipal insured, (1-month USD-LIBOR x 0.69 + 0.68%) 1.759% 2032 (put 2021)[2]	600	604
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 4.00% 2034	1,000	1,058
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 2028	1,500	1,806
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 178, 3.50% 2043	415	431
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 191, AMT, 3.50% 2034	510	526
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 194, AMT, 3.50% 2035	620	642
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 195, 4.00% 2046	1,830	1,954
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 197, 3.50% 2044	845	884
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 200, 3.50% 2045	300	314
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 203, 3.50% 2047	1,000	1,047
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 206, AMT, 4.00% 2037	685	729
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 46, 5.00% 2029	35	35
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 52, 4.00% 2047	1,715	1,827
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 52, AMT, 3.50% 2030	895	929
Mortgage Agcy., Homeowner Mortgage Rev. Ref. Bonds, Series 45, 4.50% 2029	125	127
Mortgage Agcy., Homeowner Mortgage Rev. Ref. Bonds, Series 48, 2.625% 2041	435	440
Port Auth., Consolidated Bonds, Series 166, 5.00% 2031	1,000	1,093

44	American Funds Tax-Exempt Funds

American Funds Tax-Exempt Fund of New York

	Principal amount (000)	Value (000)
Port Auth., Consolidated Bonds, Series 205, 5.00% 2047	$1,000	$1,165
Port Auth., Consolidated Rev. Ref. Bonds, Series 167, AMT, 5.00% 2025	1,000	1,090
Port Auth., Consolidated Rev. Ref. Bonds, Series 172, AMT, 5.00% 2034	500	549
Port Auth., Consolidated Rev. Ref. Bonds, Series 186, AMT, 5.00% 2044	500	558
Power Auth., Rev. Ref. Bonds, Series 2011-A, 5.00% 2038	1,500	1,665
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 2020	500	533
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 2026	500	538
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 2031	2,500	2,660
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2010-A-1, 5.00% 2019	1,000	1,062
Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds (MTA Bridges and Tunnels), Series 2018-A, 5.00% 2046	1,000	1,169
Urban Dev. Corp., Rev. Bonds (General Purpose), Series 2014-A, 5.00% 2027	1,500	1,745
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 2032	1,000	1,161
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 2035	300	345
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (State Facs. and Equipment), Series 2009-B-1, 5.25% 2038 (preref. 2019)	1,000	1,043
Utility Debt Securitization Auth., Restructuring Bonds, Series 2017, 5.00% 2040	2,250	2,655
Other securities		23,012
		104,484

City & county issuers 45.53%
Brooklyn Arena Local Dev. Corp., Pilot Rev. Ref. Bonds (Brooklyn Events Center LLC), Series 2016-A, 5.00% 2030	500	572
Brooklyn Arena Local Dev. Corp., Pilot Rev. Ref. Bonds (Brooklyn Events Center LLC), Series 2016-A, 5.00% 2042	1,500	1,686
Brooklyn Arena Local Dev. Corp., Pilot Rev. Ref. Bonds (Brooklyn Events Center LLC), Series 2016-A, Assured Guaranty Municipal insured, 4.00% 2034	240	252
Buffalo and Erie County Industrial Land Dev. Corp., Obligated Group Rev. Bonds (Catholic Health System, Inc. Project), Series 2015, 5.00% 2023	1,600	1,825
Buffalo and Erie County Industrial Land Dev. Corp., Obligated Group Rev. Bonds (Catholic Health System, Inc. Project), Series 2015, 5.00% 2040	1,050	1,141
Buffalo and Erie County Industrial Land Dev. Corp., Obligated Group Rev. Bonds (Catholic Health System, Inc. Project), Series 2015, 5.25% 2035	500	559
Buffalo and Erie County Industrial Land Dev. Corp., Rev. Bonds (Buffalo State College Foundation Housing Corp. Project), Series 2011-A, 5.375% 2041	1,400	1,540
Build NYC Resource Corp., Rev. Bonds (Bronx Charter School for Excellence Project), Series 2013-A, 4.00% 2019	485	495
Build NYC Resource Corp., Rev. Bonds (Bronx Charter School for Excellence Project), Series 2013-A, 4.00% 2021	525	547
Build NYC Resource Corp., Rev. Bonds (Bronx Charter School for Excellence Project), Series 2013-A, 4.00% 2022	545	568
Build NYC Resource Corp., Rev. Bonds (Bronx Charter School for Excellence Project), Series 2013-A, 5.50% 2043	1,000	1,031
Village of Dobbs Ferry, Local Dev. Corp., Rev. Bonds (Mercy College Project), Series 2014, 5.00% 2039	1,625	1,844
Village of Dobbs Ferry, Local Dev. Corp., Rev. Bonds (Mercy College Project), Series 2014, 5.00% 2044	500	566
Various Purpose G.O. Bonds, Series 2014-A, 5.00% 2028	1,250	1,429
Various Purpose G.O. Bonds, Series 2016-A, 5.00% 2027	500	583
Various Purpose G.O. Bonds, Series 2016-B, 5.00% 2025	1,000	1,166
Town of Hempstead, Local Dev. Corp., Rev. Bonds (Hofstra University Project), Series 2011, 5.00% 2027	1,300	1,425
Long Island Power Auth., Electric System General Rev. Bonds, Series 2011-A, 5.00% 2038 (preref. 2021)	500	553
Long Island Power Auth., Electric System General Rev. Bonds, Series 2014-A, 5.00% 2044	740	830
Long Island Power Auth., Electric System General Rev. Bonds, Series 2014-C, (1-month USD-LIBOR x 0.70 + 0.65%) 1.745% 2033 (put 2018)[2]	1,000	1,001
Long Island Power Auth., Electric System General Rev. Bonds, Series 2015-B, 5.00% 2035	1,215	1,378

American Funds Tax-Exempt Funds	45

American Funds Tax-Exempt Fund of New York

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
City & county issuers (continued)
Long Island Power Auth., Electric System General Rev. Bonds, Series 2015-B, 5.00% 2038	$750	$846
Long Island Power Auth., Electric System General Rev. Bonds, Series 2015-C, (1-month USD-LIBOR x 0.70 + 0.88%) 1.975% 2033 (put 2018)[2]	300	300
Long Island Power Auth., Electric System General Rev. Bonds, Series 2017, 5.00% 2035	1,000	1,153
Long Island Power Auth., Electric System General Rev. Bonds, Series 2017, 5.00% 2047	1,500	1,708
County of Nassau, G.O. General Improvement Bonds, Series 2016-B, 5.00% 2023	750	857
County of Nassau, G.O. General Improvement Ref. Bonds, Series 2016-A, 5.00% 2030	1,795	2,068
New York City G.O. Bonds, Fiscal 2017, Series 2016-A-1, 5.00% 2034	1,000	1,160
New York City G.O. Bonds, Fiscal 2018, Series 2017-C, 5.00% 2031	1,000	1,193
New York City G.O. Bonds, Fiscal 2018, Series 2017-C, 5.00% 2032	1,720	2,045
New York City G.O. Bonds, Fiscal 2018, Series B-1, 5.00% 2035	1,000	1,173
New York City G.O. Bonds, Series 2008-J-4, (SIFMA Municipal Swap Index + 0.55%) 1.71% 2025[2]	1,500	1,500
New York City G.O. Bonds, Series 2008-L-1, 5.00% 2023 (preref. 2018)	1,000	1,006
New York City G.O. Bonds, Series 2015-A, 5.00% 2026	1,000	1,183
New York City G.O. Bonds, Series 2015-C, 5.00% 2033	1,000	1,152
New York City G.O. Bonds, Series 2016-C, 5.00% 2031	1,000	1,163
New York City G.O. Bonds, Series 2017-A, 5.00% 2027	1,500	1,810
New York City G.O. Bonds, Series 2017-C, 5.00% 2028	1,000	1,195
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2015-H, 2.95% 2045 (put 2026)	750	748
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2017-A-1-A, 3.80% 2037	885	898
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2017-C-1, 3.45% 2037	1,000	976
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2017-C-2, 1.70% 2021	400	398
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2017-G-2-A, 2.00% 2057 (put 2021)	750	746
New York City Housing Dev. Corp., Multi Family Rev. Bonds (8 Spruce Street), Series 2014-E, 3.50% 2048	1,670	1,700
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2011-EE, 5.375% 2043	1,000	1,100
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2014-EE, 5.00% 2045	500	569
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2015-HH, 5.00% 2039	500	573
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2017-DD, 5.00% 2047	1,000	1,150
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2018-BB-1, 5.00% 2046	1,250	1,443
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Ref. Bonds, Series 2017-EE, 5.00% 2033	750	882
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Ref. Bonds, Series 2017-EE, 5.00% 2036	750	875
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2011, Series 2011-C, 5.25% 2025	700	768
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2011, Series 2011-C, 5.25% 2025 (preref. 2020)	300	329
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2017, Series 2017-C, 5.00% 2032	1,000	1,175
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2018, Series B-1, 5.00% 2045	750	866
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2015-C, 5.00% 2027	750	888
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2017-E-1, 5.00% 2043	1,000	1,149
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2017-F-1, 5.00% 2039	750	867
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2017-F-1, 5.00% 2042	1,965	2,266
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Fiscal 2010, Series D, 5.00% 2023	1,000	1,075

46	American Funds Tax-Exempt Funds

American Funds Tax-Exempt Fund of New York

	Principal amount (000)	Value (000)
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2015-C, 5.00% 2026	$1,000	$1,197
County of Onondaga, Resource Recovery Agcy., Rev. Ref. Bonds, Series 2015-A, AMT, Assured Guaranty Municipal insured, 5.00% 2030	1,750	1,950
Town of Southold, Local Dev. Corporation, Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2015, 5.00% 2045	1,500	1,567
County of Suffolk, Econ. Dev. Corp., Rev. Ref. Bonds (Peconic Landing at Southold, Inc. Project), Series 2010, 5.875% 2030	1,000	1,091
County of Westchester, Health Care Corp., Rev. Bonds, Series 2010-B, 6.00% 2030	130	142
County of Westchester, Health Care Corp., Rev. Bonds, Series 2010-B, 6.00% 2030 (preref. 2020)	870	971
County of Westchester, Health Care Corp., Rev. Bonds, Series 2011-A, 5.00% 2021	100	110
County of Westchester, Local Dev. Corp., Rev. Bonds (Westchester Medical Center Obligated Group Project), Series 2016, 5.00% 2034	1,150	1,260
County of Westchester, Local Dev. Corp., Rev. Bonds (Westchester Medical Center Obligated Group Project), Series 2016, 5.00% 2046	1,000	1,069
Other securities		32,586
		105,887

Other U.S. Territories 2.16%
Other securities		5,028

Total bonds, notes & other debt instruments (cost: $210,741,000)		215,399

Short-term securities 6.82%
Dormitory Auth., Higher Education Commercial Paper, Series 2017-2-C, 1.08% 3/5/2018	6,000	6,000
Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2018-A-1 4.00% 2019	1,500	1,555
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2014, Series 2013-AA-2, 1.00% 2050[2]	3,300	3,300
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2015-E-3, 1.00% 2045[2]	1,000	1,000
Triborough Bridge and Tunnel Auth., General Rev. Bonds (Anticipation Notes), Series 2017-A-3, 2.00% 2018	2,000	2,000
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2005-B-2, 0.98% 2032[2]	2,000	2,000

Total short-term securities (cost: $15,854,000)		15,855
Total investment securities 99.43% (cost: $226,595,000)		231,254
Other assets less liabilities 0.57%		1,322

Net assets 100.00%		$232,576

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

[1]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $5,618,000, which represented 2.42% of the net assets of the fund.
[2]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

Certs. of Part. = Certificates of Participation

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

LIBOR = London Interbank Offered Rate

LOC = Letter of Credit

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

SIFMA = Securities Industry and Financial Markets Association

TECP = Tax-Exempt Commercial Paper

See Notes to Financial Statements

American Funds Tax-Exempt Funds	47

Financial statements

Statements of assets and liabilities

at January 31, 2018

	American Funds Short-Term Tax-Exempt Bond Fund	Limited Term Tax-Exempt Bond Fund of America
Assets:
Investment securities in unaffiliated issuers, at value	$969,913	$4,045,690
Cash	452	1,165
Restricted cash pledged for futures contracts	—	—
Receivables for:
Sales of investments	—	17
Sales of fund’s shares	5,640	18,083
Interest	7,781	34,672
Other	114	498
	983,900	4,100,125

Liabilities:
Payables for:
Purchases of investments	1,500	45,883
Repurchases of fund’s shares	1,298	10,334
Dividends on fund’s shares	50	558
Investment advisory services	300	786
Services provided by related parties	93	702
Trustees’ deferred compensation	34	145
Variation margin on futures contracts	—	—
Other	—	1
	3,275	58,409
Net assets at January 31, 2018	$980,625	$4,041,716

Net assets consist of:
Capital paid in on shares of beneficial interest	$986,481	$4,014,736
Undistributed net investment income	88	209
Accumulated net realized (loss) gain	(2,295)	387
Net unrealized (depreciation) appreciation	(3,649)	26,384
Net assets at January 31, 2018	$980,625	$4,041,716

Investment securities in unaffiliated issuers, at cost	$973,562	$4,019,306

See Notes to Financial Statements

48	American Funds Tax-Exempt Funds

unaudited

(dollars in thousands)

The Tax-Exempt Bond Fund of America	American High-Income Municipal Bond Fund	The Tax-Exempt Fund of California	American Funds Tax-Exempt Fund of New York

$18,067,556	$6,173,250	$2,197,159	$231,254
37,919	384	1,453	670
743	—	—	—

6,058	11,592	—	299
346,656	20,603	3,859	1,322
155,895	59,349	27,333	2,198
2,205	918	303	30
18,617,032	6,266,096	2,230,107	235,773

605,595	87,128	1,204	2,680
29,802	53,993	4,032	281
2,741	1,667	750	115
2,989	1,484	554	65
2,983	995	479	46
655	114	143	1
1,130	—	—	—
3	1	1	9
645,898	145,382	7,163	3,197
$17,971,134	$6,120,714	$2,222,944	$232,576

$17,675,587	$6,008,405	$2,189,295	$227,921
12,488	11,036	1,393	12
(10,795)	(59,702)	(27,885)	(16)
293,854	160,975	60,141	4,659
$17,971,134	$6,120,714	$2,222,944	$232,576

$17,730,446	$6,012,275	$2,137,018	$226,595

American Funds Tax-Exempt Funds	49

Statements of assets and liabilities

at January 31, 2018

		American Funds Short-Term Tax-Exempt Bond Fund	Limited Term Tax-Exempt Bond Fund of America

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized

Class A:	Net assets	$751,177	$3,100,937
	Shares outstanding	74,666	199,026
	Net asset value per share	$10.06	$15.58
Class C:	Net assets		$23,381
	Shares outstanding	Not applicable	1,500
	Net asset value per share		$15.58
Class T:	Net assets	$10	$10
	Shares outstanding	1	1
	Net asset value per share	$10.06	$15.58
Class F-1:	Net assets	$8,224	$80,689
	Shares outstanding	818	5,179
	Net asset value per share	$10.06	$15.58
Class F-2:	Net assets	$55,265	$374,864
	Shares outstanding	5,493	24,060
	Net asset value per share	$10.06	$15.58
Class F-3:	Net assets	$34,893	$156,043
	Shares outstanding	3,468	10,015
	Net asset value per share	$10.06	$15.58
Class R-6:	Net assets	$131,056	$305,792
	Shares outstanding	13,027	19,626
	Net asset value per share	$10.06	$15.58

See Notes to Financial Statements

50	American Funds Tax-Exempt Funds

unaudited

(dollars and shares in thousands, except per-share amounts)

The Tax-Exempt Bond Fund of America	American High-Income Municipal Bond Fund	The Tax-Exempt Fund of California	American Funds Tax-Exempt Fund of New York

$10,109,158	$3,904,328	$1,684,004	$181,404
785,487	247,388	96,179	16,992
$12.87	$15.78	$17.51	$10.68
$463,139	$230,567	$79,340	$11,954
35,986	14,609	4,531	1,120
$12.87	$15.78	$17.51	$10.68
$10	$10	$10	$10
1	1	1	1
$12.87	$15.78	$17.51	$10.68
$434,250	$212,228	$73,389	$3,121
33,741	13,447	4,191	292
$12.87	$15.78	$17.51	$10.68
$1,935,795	$700,845	$237,599	$14,397
150,412	44,407	13,570	1,349
$12.87	$15.78	$17.51	$10.68
$4,534,170	$578,052	$148,602	$21,690
352,308	36,627	8,487	2,032
$12.87	$15.78	$17.51	$10.68
$494,612	$494,684
38,432	31,345	Not applicable	Not applicable
$12.87	$15.78

American Funds Tax-Exempt Funds	51

Statements of operations

for the six months ended January 31, 2018

	American Funds Short-Term Tax-Exempt Bond Fund	Limited Term Tax-Exempt Bond Fund of America

Investment income:
Income:
Interest	$9,354	$51,609

Fees and expenses*:
Investment advisory services	1,812	4,591
Distribution services	584	4,888
Transfer agent services	154	789
Administrative services	100	383
Reports to shareholders	17	64
Registration statement and prospectus	91	227
Trustees’ compensation	7	30
Auditing and legal	6	8
Custodian	2	6
Federal, state and local taxes	— †	193
Other	1	3
Total fees and expenses	2,774	11,182
Less waivers/reimbursements of fees and expenses:
Investment advisory services waivers	—	—
Total fees and expenses after waivers	2,774	11,182
Net investment income	6,580	40,427

Net realized (loss) gain and unrealized depreciation:
Net realized (loss) gain on investments in unaffiliated issuers	(196)	1,006
Net unrealized depreciation on:
Investments in unaffiliated issuers	(8,899)	(50,851)
Futures contracts	—	—
Net realized (loss) gain and unrealized depreciation	(9,095)	(49,845)
Net (decrease) increase in net assets resulting from operations	$(2,515)	$(9,418)

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
†	Amount less than one thousand.

See Notes to Financial Statements

52	American Funds Tax-Exempt Funds

unaudited

(dollars in thousands)

The Tax-Exempt Bond Fund of America	American High-Income Municipal Bond Fund	The Tax-Exempt Fund of California	American Funds Tax-Exempt Fund of New York

$269,188	$129,053	$38,402	$3,555

16,631	8,384	3,221	370
15,472	7,059	2,614	287
3,199	1,511	354	40
1,809	708	213	21
236	92	35	4
555	312	93	71
128	33	21	1
14	9	8	6
19	8	3	— †
1,227	1,915	349	57
60	4	2	10
39,350	20,035	6,913	867

7	1	—	—
39,343	20,034	6,913	867
229,845	109,019	31,489	2,688

28,235	24,828	3,354	241

(184,368)	(11,644)	(18,374)	(2,827)
(1,176)	—	—	—
(156,133)	13,184	(15,020)	(2,586)
$73,712	$122,203	$16,469	$102

American Funds Tax-Exempt Funds	53

Statements of changes in net assets

	American Funds Short-Term Tax-Exempt Bond Fund		Limited Term Tax-Exempt Bond Fund of America		The Tax-Exempt Bond Fund of America
	Six months ended January 31 2018*	Year ended July 31 2017	Six months ended January 31 2018*	Year ended July 31 2017	Six months ended January 31 2018*	Year ended July 31 2017
Operations:
Net investment income	$6,580	$10,022	$40,427	$78,699	$229,845	$436,115
Net realized (loss) gain	(196)	(558)	1,006	(294)	28,235	(11,218)
Net unrealized depreciation	(8,899)	(3,763)	(50,851)	(66,254)	(184,368)	(434,509)
Net (decrease) increase in net assets resulting from operations	(2,515)	5,701	(9,418)	12,151	73,712	(9,612)

Dividends paid or accrued to shareholders from net investment income	(6,562)	(9,997)	(40,526)	(78,498)	(229,329)	(432,228)

Net capital share transactions	(9,488)	222,373	228,667	179,550	3,656,029	1,095,007

Total (decrease) increase in net assets	(18,565)	218,077	178,723	113,203	3,500,412	653,167

Net assets:
Beginning of period	999,190	781,113	3,862,993	3,749,790	14,470,722	13,817,555
End of period	$980,625	$999,190	$4,041,716	$3,862,993	$17,971,134	$14,470,722

Undistributed net investment income	$88	$70	$209	$308	$12,488	$11,972

*	Unaudited.

See Notes to Financial Statements

54	American Funds Tax-Exempt Funds

(dollars and shares in thousands)

American High-Income Municipal Bond Fund		The Tax-Exempt Fund of California		American Funds Tax-Exempt Fund of New York
Six months ended January 31 2018*	Year ended July 31 2017	Six months ended January 31 2018*	Year ended July 31 2017	Six months ended January 31 2018*	Year ended July 31 2017

$109,019	$198,585	$31,489	$62,351	$2,688	$5,206
24,828	29,859	3,354	165	241	(257)
(11,644)	(188,457)	(18,374)	(71,163)	(2,827)	(6,080)

122,203	39,987	16,469	(8,647)	102	(1,131)

(110,019)	(193,595)	(31,891)	(61,637)	(2,755)	(5,169)
595,024	574,599	114,798	122,984	23,780	8,850
607,208	420,991	99,376	52,700	21,127	2,550

5,513,506	5,092,515	2,123,568	2,070,868	211,449	208,899
$6,120,714	$5,513,506	$2,222,944	$2,123,568	$232,576	$211,449
$11,036	$12,036	$1,393	$1,795	$12	$79

American Funds Tax-Exempt Funds	55

Notes to financial statements	unaudited

1. Organization

American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California, which is presently the only series of The American Funds Tax-Exempt Series II, and American Funds Tax-Exempt Fund of New York (each a “fund” or collectively, the “funds”), are registered under the Investment Company Act of 1940 as open-end, diversified management investment companies.

Each fund’s investment objectives are as follows:

American Funds Short-Term Tax-Exempt Bond Fund — Seeks to provide current income exempt from regular federal income tax, consistent with the maturity and quality standards described in the prospectus, and to preserve capital.

Limited Term Tax-Exempt Bond Fund of America — Seeks to provide current income exempt from regular federal income tax, consistent with the maturity and quality standards described in the prospectus, and to preserve capital.

The Tax-Exempt Bond Fund of America — Seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital.

American High-Income Municipal Bond Fund — Seeks to provide a high level of current income exempt from regular federal income tax.

The Tax-Exempt Fund of California — Seeks to provide a high level of current income exempt from regular federal and California state income taxes. Its secondary objective is preservation of capital.

American Funds Tax-Exempt Fund of New York — Seeks to provide a high level of current income exempt from regular federal, New York state and New York City income taxes. Its secondary objective is preservation of capital.

American Funds Short-Term Tax-Exempt Bond Fund has six share classes consisting of five retail share classes (Classes A and T, as well as three F share classes, F-1, F-2 and F-3) and one share class that is only available to the American Funds Portfolio Series (Class R-6). Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America and American High-Income Municipal Bond Fund each have seven share classes consisting of six retail share classes (Classes A, C and T, as well as three F share classes, F-1, F-2 and F-3) and one share class that is only available to the American Funds Portfolio Series (Class R-6). The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York each have six retail share classes (Classes A, C and T, as well as three F share classes, F-1, F-2 and F-3). Some share classes are only available to limited categories of investors. The funds’ share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 2.50% for American Funds Short-Term Tax-Exempt Bond Fund and Limited Term Tax-Exempt Bond Fund of America; up to 3.75% for all other funds	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C*	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class T†	Up to 2.50%	None	None
Classes F-1, F-2 and F-3	None	None	None
Class R-6	None	None	None
*	Class C shares are not available for purchase in Limited Term Tax-Exempt Bond Fund of America.
†	Class T shares are not available for purchase.

Holders of all share classes of each fund have equal pro rata rights to the assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class of each fund.

56	American Funds Tax-Exempt Funds

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the funds’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes of each fund based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class of each fund.

Dividends and distributions to shareholders — Dividends to shareholders are declared daily after the determination of each fund’s net investment income and are paid to shareholders monthly. Distributions to shareholders are recorded on each fund’s ex-dividend date.

3. Valuation

Capital Research and Management Company (“CRMC”), the funds’ investment adviser, values each fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of each fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The funds’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data. For certain distressed securities, valuations may include cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts.

When the funds’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the funds’ investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of each fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In

American Funds Tax-Exempt Funds	57

addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — Each fund’s board of trustees has delegated authority to the funds’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the boards of trustees with supplemental information to support the changes. Each fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The funds’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The funds’ investment adviser classifies each fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At January 31, 2018, all of the investment securities held by each fund were classified as Level 2.

The Tax-Exempt Bond Fund of America

	Other investments*
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on futures contracts	$(1,176)	$—	$—	$(1,176)

*	Futures contracts are not included in the investment portfolio.

4. Risk factors

Investing in each fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the funds may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in municipal securities — The yield and/or value of the funds’ investments in municipal securities may be adversely affected by events tied to the municipal securities markets, which can be very volatile and significantly impacted by unfavorable legislative or political developments and negative changes in the financial conditions of municipal securities issuers and the economy. To the extent the funds invest in obligations of a municipal issuer, the volatility, credit quality and performance of the funds may be adversely impacted by local political and economic conditions of the issuer. For example, a credit rating downgrade, bond default or bankruptcy involving an issuer

58	American Funds Tax-Exempt Funds

within a particular state or territory could affect the market values and marketability of many or all municipal obligations of that state or territory. Income from municipal securities held by the funds could also be declared taxable because of changes in tax laws or interpretations by taxing authorities or as a result of noncompliant conduct of a municipal issuer. Additionally, the relative amount of publicly available information about municipal securities is generally less than that for corporate securities.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the funds may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the funds having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the funds invest. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Liquidity risk — Certain fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. Liquidity risk may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the funds could cause the values of these securities to decline.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in similar municipal bonds — Investing significantly in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries may make the funds more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the funds’ share price may increase.

Risks of investing in municipal bonds of issuers within the state of California — Because The Tax-Exempt Fund of California invests primarily in securities of issuers within the state of California, the fund is more susceptible to factors adversely affecting issuers of California securities than a comparable municipal bond mutual fund that does not concentrate its investments in a single state. For example, in the past, California voters have passed amendments to the state’s constitution and other measures that limit the taxing and spending authority of California governmental entities, and future voter initiatives may adversely affect California municipal bonds.

Risks of investing in municipal bonds of issuers within the state of New York — Because American Funds Tax-Exempt Fund of New York invests primarily in securities of issuers within the state of New York, the fund is more susceptible to factors adversely affecting issuers of New York securities than a comparable municipal bond mutual fund that does not concentrate its investments in a single state. For example, such factors may include political policy changes, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial or economic difficulties, and changes in the credit ratings assigned to New York’s municipal issuers. New York’s economy and finances may be especially vulnerable to changes in the performance of the financial services sector, which historically has been volatile.

Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the funds to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

American Funds Tax-Exempt Funds	59

5. Certain investment techniques

Futures contracts — The Tax-Exempt Bond Fund of America has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage portfolio volatility and downside equity risk.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, or FCM, in a segregated account in the name of the FCM an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract. When initial margin is deposited with brokers, a receivable is recorded in the fund’s statement of assets and liabilities.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, the fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $400,000,000.

The following tables present the financial statement impacts resulting from the fund’s use of futures contracts as of, or for the six months ended, January 31, 2018 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Net unrealized appreciation*	$—	Net unrealized depreciation*	$1,176

		Net realized gain		Net unrealized depreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$—	Net unrealized depreciation on futures contracts	$(1,176)

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the applicable table following the fund’s investment portfolio. Only current day’s variation margin is reported within the statement of assets and liabilities.

Collateral — The fund participates in a collateral program due to its use of futures contracts that calls for the fund to pledge highly liquid assets, such as cash or U.S. Treasury bills as collateral for initial and variation margin by contract. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation.

Restricted Cash — The fund held restricted cash in connection with investments in futures contracts. Restricted cash is held in a segregated account with the fund’s custodian and is reflected in the statement of assets and liabilities.

6. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net tax-exempt income and net capital gains each year. Generally, income earned by each fund is exempt from federal income taxes; however, each fund may earn taxable income from certain investments. The funds are not subject to income taxes to the extent such taxable income and net capital gains are distributed. To the extent the funds recognize taxable income, the funds may pay tax on such income in lieu of making distributions; amounts paid are included within federal, state and local taxes on the funds’ statements of operations.

60	American Funds Tax-Exempt Funds

As of and during the period ended January 31, 2018, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.

Each fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Distributions — Distributions paid to shareholders are based on each fund’s net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; cost of investments sold; net capital losses and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after July 31, 2011, (August 31, 2011, for The Tax-Exempt Bond Fund of America and The Tax-Exempt Fund of California) may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Additional tax basis disclosures are as follows (dollars in thousands):

	American Funds Short-Term Tax-Exempt Bond Fund	Limited Term Tax-Exempt Bond Fund of America	The Tax-Exempt Bond Fund of America	American High-Income Municipal Bond Fund	The Tax-Exempt Fund of California	American Funds Tax-Exempt Fund of New York
As of July 31, 2017
Undistributed tax-exempt income	$100	$632	$3,814	$3,722	$803	$120
Post-October capital loss deferral*	—	—	(15,088)	(7,929)	(894)	—
Capital loss carryforward:
No expiration	(2,090)	(617)	(6,847)	—	—	(257)
Expiring 2018	—	—	(15,752)	(49,793)	(30,345)	—
Expiring 2019	—	—	—	(24,408)	—	—
	(2,090)	(617)	(22,599)	(74,201)	(30,345)	(257)
As of January 31, 2018
Gross unrealized appreciation on investments	1,798	48,657	468,460	242,731	81,681	6,158
Gross unrealized depreciation on investments	(5,389)	(21,972)	(121,992)	(68,737)	(19,834)	(1,461)
Net unrealized (depreciation) appreciation on investments	(3,591)	26,685	346,468	173,994	61,847	4,697
Cost of investments	973,504	4,019,005	17,719,912	5,999,256	2,135,312	226,557

*	This deferral is considered incurred in the subsequent year.

Tax-exempt income distributions paid or accrued from each fund were as follows (dollars in thousands):

American Funds Short-Term Tax-Exempt Bond Fund

Share class	Six months ended January 31, 2018		Year ended July 31, 2017
Class A	$4,845		$8,379
Class T1	—	[2]	—	[2]
Class F-1	47		110
Class F-2	326		836
Class F-3[3]	407		209
Class R-6[4]	937		463
Total	$6,562		$9,997

See end of tables for footnotes.

American Funds Tax-Exempt Funds	61

Limited Term Tax-Exempt Bond Fund of America

Share class	Six months ended January 31, 2018		Year ended July 31, 2017
Class A	$30,667		$61,657
Class B5			1
Class C	151		367
Class T1	—	[2]	—	[2]
Class F-1	798		1,696
Class F-2	3,854		7,195
Class F-3[3]	1,575		738
Class R-6	3,481		6,844
Total	$40,526		$78,498

The Tax-Exempt Bond Fund of America

Share class	Six months ended January 31, 2018		Year ended July 31, 2017
Class A	$149,500		$293,044
Class B5			28
Class C	5,186		11,413
Class T1	—	[2]	—	[2]
Class F-1	6,450		14,529
Class F-2	31,436		93,190
Class F-3[3]	29,846		6,591
Class R-6	6,911		13,433
Total	$229,329		$432,228

American High-Income Municipal Bond Fund

Share class	Six months ended January 31, 2018		Year ended July 31, 2017
Class A	$70,835		$131,221
Class B5			15
Class C	3,436		7,065
Class T1	—	[2]	—	[2]
Class F-1	4,234		8,811
Class F-2	12,816		29,151
Class F-3[3]	10,127		4,691
Class R-6	8,571		12,641
Total	$110,019		$193,595

The Tax-Exempt Fund of California

Share class	Six months ended January 31, 2018		Year ended July 31, 2017
Class A	$24,474		$49,273
Class B5			2
Class C	867		2,020
Class T1	—	[2]	—	[2]
Class F-1	1,052		2,227
Class F-2	3,294		7,241
Class F-3[3]	2,204		874
Total	$31,891		$61,637

62	American Funds Tax-Exempt Funds

American Funds Tax-Exempt Fund of New York

Share class	Six months ended January 31, 2018		Year ended July 31, 2017
Class A	$2,183		$4,093
Class B5			—	[2]
Class C	103		233
Class T1	—	[2]	—	[2]
Class F-1	38		57
Class F-2	172		626
Class F-3[3]	259		160
Total	$2,755		$5,169

[1]	Class T shares began investment operations on April 7, 2017.
[2]	Amount less than one thousand.
[3]	Class F-3 shares began investment operations on January 27, 2017.
[4]	Class R-6 shares began investment operations on March 17, 2017.
[5]	Class B shares were fully liquidated on May 5, 2017.

7. Fees and transactions with related parties

CRMC, the funds’ investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the funds’ shares, and American Funds Service Company® (“AFS”), the funds’ transfer agent. CRMC, AFD and AFS are considered related parties to each fund.

Investment advisory services — Each fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as average net asset levels increase. The agreement for each fund, except American Funds Short-Term Tax-Exempt Bond Fund, also provides for monthly fees accrued daily based on a series of decreasing rates on each fund’s monthly gross income.

The range of rates, net asset levels, gross income levels and annualized rates of average net assets for each fund are as follows:

	Rates		Net asset level (in billions)		Rates		Monthly gross income		Annualized rates for the six months ended
Fund	Beginning with	Ending with	Up to	In excess of	Beginning with	Ending with	Up to	In excess of	January 31, 2018
American Funds Short-Term Tax-Exempt Bond Fund	.390%	.290%	$.20	$1.2					.358%
Limited Term Tax-Exempt Bond Fund of America	.300	.150	.06	1.0	3.00%	2.50%	$3,333,333	$3,333,333	.229
The Tax-Exempt Bond Fund of America	.300	.120	.06	10.0	3.00	2.00	3,333,333	8,333,333	.218
American High-Income Municipal Bond Fund	.300	.150	.06	3.0	3.00	2.50	3,333,333	3,333,333	.284
The Tax-Exempt Fund of California	.300	.180	.06	1.0	3.00	2.50	3,333,333	3,333,333	.292
American Funds Tax-Exempt Fund of New York	.300	.180	.06	1.0	3.00	2.50	3,333,333	3,333,333	.329

Investment advisory services waivers — During the six months ended January 31, 2018, CRMC voluntarily reduced the investment advisory services fee to a proposed rate of 0.115% on assets in excess of $15 billion for The Tax-Exempt Bond Fund of America and a proposed rate of 0.140% on assets in excess of $6 billion for American High-Income Municipal Bond Fund. For the six months ended January 31, 2018, total investment advisory services fees waived by CRMC were $7,000 for The Tax-Exempt Bond Fund of America and $1,000 for the American High-Income Municipal Bond Fund. The amounts waived had no impact on either fund’s annualized rate of average net assets.

American Funds Tax-Exempt Funds	63

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class of each fund. The principal class-specific fees and expenses are described below:

Distribution services — Each fund has plans of distribution for all share classes, except Class F-2, F-3 and R-6 shares, if applicable. Under the plans, each fund’s board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments based on an annualized percentage of average daily net assets. In some cases, the boards of trustees have limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use the allotted percentage of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

	American Funds Short-Term Tax-Exempt Bond Fund		Limited Term Tax-Exempt Bond Fund of America		The Tax-Exempt Bond Fund of America
Share class	Currently approved limits	Plan limits	Currently approved limits	Plan limits	Currently approved limits	Plan limits
Class A	0.15%	0.15%	0.30%	0.30%	0.25%	0.25%
Class C	Not applicable	Not applicable	1.00	1.00	1.00	1.00
Classes T and F-1	0.25	0.50	0.25	0.50	0.25	0.50

	American High-Income Municipal Bond Fund		The Tax-Exempt Fund of California		American Funds Tax-Exempt Fund of New York
Share class	Currently approved limits	Plan limits	Currently approved limits	Plan limits	Currently approved limits	Plan limits
Class A	0.30%	0.30%	0.25%	0.25%	0.25%	0.30%
Class C	1.00	1.00	1.00	1.00	1.00	1.00
Classes T and F-1	0.25	0.50	0.25	0.50	0.25	0.50

For Class A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This share class of each fund reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit is not exceeded. As of January 31, 2018, unreimbursed expenses subject to reimbursement for Class A shares of each fund were as follows (dollars in thousands):

Fund	Class A
American Funds Short-Term Tax-Exempt Bond Fund	$1,120
Limited-Term Tax-Exempt Bond Fund of America	257
The Tax-Exempt Bond Fund of America	8,089
American High-Income Municipal Bond Fund	—
The Tax-Exempt Fund of California	1,614
American Funds Tax-Exempt Fund of New York	60

Transfer agent services — Each fund has a shareholder services agreement with AFS under which each fund compensates AFS for providing transfer agent services to each of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, each fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of its respective fund shareholders.

Administrative services — Each fund has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to each of the funds’ Class A, C, T, F and R shares, if applicable. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to each fund’s shareholders. Under the agreements, Class A shares of each fund pay an annual fee of 0.01% and Class C, T, F and R shares of each fund, if applicable, pay an annual fee of 0.05% of their respective average daily net assets.

64	American Funds Tax-Exempt Funds

For the six months ended January 31, 2018, class-specific expenses under the agreements for each fund were as follows (dollars in thousands):

American Funds Short-Term Tax-Exempt Bond Fund

Share class	Distribution services	Transfer agent services		Administrative services
Class A	$572	$120		$38
Class T	—	—	*	—	*
Class F-1	12	6		2
Class F-2	Not applicable	28		12
Class F-3	Not applicable	—	*	15
Class R-6	Not applicable	—		33
Total class-specific expenses	$584	$154		$100

Limited Term Tax-Exempt Bond Fund of America

Share class	Distribution services	Transfer agent services		Administrative services
Class A	$4,661	$534		$155
Class C	122	5		6
Class T	—	—	*	—	*
Class F-1	105	49		21
Class F-2	Not applicable	200		89
Class F-3	Not applicable	1		35
Class R-6	Not applicable	—	*	77
Total class-specific expenses	$4,888	$789		$383

The Tax-Exempt Bond Fund of America

Share class	Distribution services	Transfer agent services		Administrative services
Class A	$12,539	$1,692		$502
Class C	2,368	82		118
Class T	—	—	*	—	*
Class F-1	565	268		113
Class F-2	Not applicable	1,124		505
Class F-3	Not applicable	33		464
Class R-6	Not applicable	—	*	107
Total class-specific expenses	$15,472	$3,199		$1,809

American High-Income Municipal Bond Fund

Share class	Distribution services	Transfer agent services		Administrative services
Class A	$5,597	$932		$192
Class C	1,169	59		58
Class T	—	—	*	—	*
Class F-1	293	141		59
Class F-2	Not applicable	367		165
Class F-3	Not applicable	12		127
Class R-6	Not applicable	—	*	107
Total class-specific expenses	$7,059	$1,511		$708

The Tax-Exempt Fund of California

Share class	Distribution services	Transfer agent services		Administrative services
Class A	$2,108	$179		$84
Class C	411	9		21
Class T	—	—	*	—	*
Class F-1	95	43		19
Class F-2	Not applicable	123		54
Class F-3	Not applicable	—	*	35
Total class-specific expenses	$2,614	$354		$213

American Funds Tax-Exempt Fund of New York

Share class	Distribution services	Transfer agent services		Administrative services
Class A	$222	$29		$9
Class C	62	2		3
Class T	—	—	*	—	*
Class F-1	3	2		1
Class F-2	Not applicable	7		3
Class F-3	Not applicable	—	*	5
Total class-specific expenses	$287	$40		$21

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of each fund, are treated as if invested in shares of the funds or other American Funds. These amounts represent general, unsecured liabilities of each fund and vary according to the total returns of the selected funds. Trustees’ compensation in the funds’ statements of operations reflects the current fees (either paid in cash or deferred) and a net increase in the value of the following deferred amounts (dollars in thousands):

Fund	Current fees	Increase in value of deferred amounts		Total trustees’ compensation
American Funds Short-Term Tax-Exempt Bond Fund	$4	$3		$7
Limited Term Tax-Exempt Bond Fund of America	19	11		30
The Tax-Exempt Bond Fund of America	68	60		128
American High-Income Municipal Bond Fund	24	9		33
The Tax-Exempt Fund of California	10	11		21
American Funds Tax-Exempt Fund of New York	1	—	*	1

*	Amount less than one thousand.

American Funds Tax-Exempt Funds	65

Affiliated officers and trustees — Officers and certain trustees of the funds are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the funds.

Security transactions with related funds — Each fund may purchase from, or sell securities to, other CRMC-managed funds (or funds managed by certain affiliates of CRMC) under procedures adopted by each fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended January 31, 2018, the American Funds Short-Term Tax-Exempt Bond Fund engaged in such purchase and sale transactions with related funds in the amounts of $5,333,000 and $20,364,000, respectively.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the funds, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The funds did not lend or borrow cash through the interfund lending program at any time during the six months ended January 31, 2018.

8. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

American Funds Short-Term Tax-Exempt Bond Fund

	Sales[1]		Reinvestments of dividends		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended January 31, 2018
Class A	$157,096	15,534	$4,639	459	$(142,404)	(14,098)	$19,331	1,895
Class T	—	—	—	—	—	—	—	—
Class F-1	1,371	135	47	5	(2,532)	(250)	(1,114)	(110)
Class F-2	20,878	2,065	321	32	(12,045)	(1,191)	9,154	906
Class F-3	28,991	2,854	261	26	(71,392)	(7,043)	(42,140)	(4,163)
Class R-6	12,862	1,271	937	93	(8,518)	(843)	5,281	521
Total net increase (decrease)	$221,198	21,859	$6,205	615	$(236,891)	(23,425)	$(9,488)	(951)

Year ended July 31, 2017
Class A	$353,021	34,954	$7,958	786	$(305,749)	(30,279)	$55,230	5,461
Class T2	10	1	—	—	—	—	10	1
Class F-1	4,274	423	109	11	(8,002)	(792)	(3,619)	(358)
Class F-2	67,272	6,658	696	69	(100,908)	(9,989)	(32,940)	(3,262)
Class F-3[3]	88,654	8,765	107	11	(11,612)	(1,145)	77,149	7,631
Class R-6[4]	128,242	12,674	463	45	(2,162)	(213)	126,543	12,506
Total net increase (decrease)	$641,473	63,475	$9,333	922	$(428,433)	(42,418)	$222,373	21,979

66	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America

	Sales[1]		Reinvestments of dividends			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Six months ended January 31, 2018
Class A	$446,997	28,445	$29,242	1,863		$(374,633)	(23,846)	$101,606	6,462
Class C	2,332	148	145	9		(3,958)	(251)	(1,481)	(94)
Class T	—	—	—	—		—	—	—	—
Class F-1	17,401	1,106	765	49		(19,598)	(1,247)	(1,432)	(92)
Class F-2	153,301	9,743	3,304	211		(85,782)	(5,464)	70,823	4,490
Class F-3	66,012	4,197	1,257	80		(21,427)	(1,366)	45,842	2,911
Class R-6	29,775	1,893	3,481	221		(19,947)	(1,270)	13,309	844
Total net increase (decrease)	$715,818	45,532	$38,194	2,433		$(525,345)	(33,444)	$228,667	14,521

Year ended July 31, 2017
Class A	$819,485	52,126	$58,446	3,716		$(841,769)	(53,692)	$36,162	2,150
Class B5	12	1	1	—	[6]	(285)	(18)	(272)	(17)
Class C	9,630	614	356	22		(14,774)	(941)	(4,788)	(305)
Class T2	10	1	—	—		—	—	10	1
Class F-1	33,107	2,108	1,634	104		(39,802)	(2,536)	(5,061)	(324)
Class F-2	303,074	19,263	6,395	407		(285,439)	(18,211)	24,030	1,459
Class F-3[3]	119,294	7,604	564	36		(8,432)	(536)	111,426	7,104
Class R-6	57,602	3,639	6,843	435		(46,402)	(2,970)	18,043	1,104
Total net increase (decrease)	$1,342,214	85,356	$74,239	4,720		$(1,236,903)	(78,904)	$179,550	11,172

The Tax-Exempt Bond Fund of America

	Sales[1]		Reinvestments of dividends		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended January 31, 2018
Class A	$1,043,195	80,177	$139,521	10,747	$(674,993)	(51,889)	$507,723	39,035
Class C	49,547	3,808	4,934	380	(61,207)	(4,702)	(6,726)	(514)
Class T	—	—	—	—	—	—	—	—
Class F-1	53,055	4,075	6,210	478	(82,338)	(6,328)	(23,073)	(1,775)
Class F-2	490,351	37,692	29,815	2,297	(475,441)	(36,622)	44,725	3,367
Class F-3	3,120,506	240,738	29,081	2,242	(135,091)	(10,395)	3,014,496	232,585
Class R-6	112,006	8,617	6,916	533	(38)	(3)	118,884	9,147
Total net increase (decrease)	$4,868,660	375,107	$216,477	16,677	$(1,429,108)	(109,939)	$3,656,029	281,845

Year ended July 31, 2017
Class A	$1,801,266	138,682	$272,050	21,023	$(1,585,561)	(123,176)	$487,755	36,529
Class B5	13	1	26	2	(3,153)	(243)	(3,114)	(240)
Class C	109,851	8,427	10,867	840	(146,591)	(11,359)	(25,873)	(2,092)
Class T2	10	1	—	—	—	—	10	1
Class F-1	150,827	11,683	14,001	1,082	(204,796)	(15,883)	(39,968)	(3,118)
Class F-2	1,352,620	104,710	88,843	6,868	(2,321,994)	(179,479)	(880,531)	(67,901)
Class F-3[3]	1,572,043	121,144	6,300	486	(24,708)	(1,907)	1,553,635	119,723
Class R-6	130,180	10,032	13,380	1,034	(140,467)	(10,934)	3,093	132
Total net increase (decrease)	$5,116,810	394,680	$405,467	31,335	$(4,427,270)	(342,981)	$1,095,007	83,034

See end of tables for footnotes.

American Funds Tax-Exempt Funds	67

American High-Income Municipal Bond Fund

	Sales[1]		Reinvestments of dividends		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended January 31, 2018
Class A	$439,758	27,673	$66,250	4,175	$(255,443)	(16,076)	$250,565	15,772
Class C	27,530	1,733	3,228	203	(30,110)	(1,894)	648	42
Class T	—	—	—	—	—	—	—	—
Class F-1	35,811	2,253	4,120	260	(62,179)	(3,912)	(22,248)	(1,399)
Class F-2	246,619	15,509	11,437	721	(162,437)	(10,244)	95,619	5,986
Class F-3	189,712	11,939	8,764	552	(42,121)	(2,646)	156,355	9,845
Class R-6	105,509	6,639	8,576	540	—	—	114,085	7,179
Total net increase (decrease)	$1,044,939	65,746	$102,375	6,451	$(552,290)	(34,772)	$595,024	37,425

Year ended July 31, 2017
Class A	$815,139	52,111	$121,598	7,783	$(703,450)	(45,320)	$233,287	14,574
Class B5	40	3	14	1	(1,280)	(82)	(1,226)	(78)
Class C	52,474	3,341	6,638	425	(68,253)	(4,390)	(9,141)	(624)
Class T2	10	1	—	—	—	—	10	1
Class F-1	93,087	5,955	8,578	549	(140,908)	(9,031)	(39,243)	(2,527)
Class F-2	466,323	29,942	25,815	1,653	(634,923)	(40,962)	(142,785)	(9,367)
Class F-3[3]	429,111	27,652	3,948	252	(17,526)	(1,122)	415,533	26,782
Class R-6	105,522	6,754	12,642	810	—	—	118,164	7,564
Total net increase (decrease)	$1,961,706	125,759	$179,233	11,473	$(1,566,340)	(100,907)	$574,599	36,325

The Tax-Exempt Fund of California

	Sales[1]		Reinvestments of dividends			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Six months ended January 31, 2018
Class A	$157,770	8,915	$21,809	1,236		$(124,796)	(7,055)	$54,783	3,096
Class C	9,107	515	818	46		(12,978)	(734)	(3,053)	(173)
Class T	—	—	—	—		—	—	—	—
Class F-1	12,265	693	971	55		(14,964)	(847)	(1,728)	(99)
Class F-2	62,552	3,535	2,899	164		(26,141)	(1,479)	39,310	2,220
Class F-3	32,488	1,835	1,833	104		(8,835)	(499)	25,486	1,440
Total net increase (decrease)	$274,182	15,493	$28,330	1,605		$(187,714)	(10,614)	$114,798	6,484

Year ended July 31, 2017
Class A	$287,913	16,331	$43,825	2,495		$(311,489)	(17,845)	$20,249	981
Class B5	10	1	2	—	[6]	(265)	(15)	(253)	(14)
Class C	23,294	1,313	1,914	109		(35,926)	(2,050)	(10,718)	(628)
Class T2	10	1	—	—		—	—	10	1
Class F-1	24,944	1,415	2,083	119		(31,372)	(1,788)	(4,345)	(254)
Class F-2	181,621	10,368	6,173	352		(192,817)	(11,070)	(5,023)	(350)
Class F-3[3]	124,040	7,103	689	39		(1,665)	(95)	123,064	7,047
Total net increase (decrease)	$641,832	36,532	$54,686	3,114		$(573,534)	(32,863)	$122,984	6,783

68	American Funds Tax-Exempt Funds

American Funds Tax-Exempt Fund of New York

	Sales[1]		Reinvestments of dividends				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended January 31, 2018
Class A	$22,949	2,125	$1,709		159		$(10,268)	(951)	$14,390	1,333
Class C	1,329	124	96		9		(1,856)	(172)	(431)	(39)
Class T	—	—	—		—		—	—	—	—
Class F-1	882	81	32		3		(303)	(28)	611	56
Class F-2	5,227	483	159		15		(1,967)	(182)	3,419	316
Class F-3	5,972	553	180		16		(361)	(33)	5,791	536
Total net increase (decrease)	$36,359	3,366	$2,176		202		$(14,755)	(1,366)	$23,780	2,202

Year ended July 31, 2017
Class A	$45,146	4,195	$3,108		289		$(35,915)	(3,349)	$12,339	1,135
Class B5	11	1	—	[6]	—	[6]	(27)	(3)	(16)	(2)
Class C	2,541	234	218		20		(3,764)	(353)	(1,005)	(99)
Class T2	10	1	—		—		—	—	10	1
Class F-1	1,134	105	42		4		(708)	(66)	468	43
Class F-2	7,639	709	500		47		(26,967)	(2,540)	(18,828)	(1,784)
Class F-3[3]	18,851	1,771	119		11		(3,088)	(286)	15,882	1,496
Total net increase (decrease)	$75,332	7,016	$3,987		371		$(70,469)	(6,597)	$8,850	790

[1]	Includes exchanges between share classes of the fund.
[2]	Class T shares began investment operations on April 7, 2017.
[3]	Class F-3 shares began investment operations on January 27, 2017.
[4]	Class R-6 shares began investment operations on March 17, 2017.
[5]	Class B shares were fully liquidated on May 5, 2017.
[6]	Amount less than one thousand.

9. Investment transactions

Each fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, during the six months ended January 31, 2018, as follows (dollars in thousands):

Fund	Purchases	Sales
American Funds Short-Term Tax-Exempt Bond Fund	$205,158	$174,510
Limited Term Tax-Exempt Bond Fund of America	706,684	503,237
The Tax-Exempt Bond Fund of America	3,737,559	1,761,484
American High-Income Municipal Bond Fund	1,353,237	762,441
The Tax-Exempt Fund of California	271,656	201,756
American Funds Tax-Exempt Fund of New York	39,271	29,528

10. Ownership concentration

At January 31, 2018, CRMC held aggregate ownership of 16% of the outstanding shares of American Funds Tax-Exempt Fund of New York. The ownership represents the seed money invested in the fund when it began operations on November 1, 2010. In addition, American Funds Tax-Exempt Preservation Portfolio held 13% of the outstanding shares of American Funds Short-Term Tax-Exempt Bond Fund. CRMC is the investment adviser to all of the funds.

American Funds Tax-Exempt Funds	69

Financial highlights

American Funds Short-Term Tax-Exempt Bond Fund

		(Loss) income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)		Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets
Class A:
1/31/2018[3,4]	$10.15	$.07	$(.10)	$(.03)	$(.06)	$—		$(.06)	$10.06	(.25)%[5]	$751		.57%[6]		1.27%[6]
7/31/2017	10.22	.12	(.07)	.05	(.12)	—		(.12)	10.15	.46	739		.59		1.15
7/31/2016	10.17	.10	.05	.15	(.10)	—		(.10)	10.22	1.51	688		.59		1.02
7/31/2015	10.25	.11	(.08)	.03	(.11)	—		(.11)	10.17	.26	653		.58		1.04
7/31/2014	10.21	.11	.04	.15	(.11)	—		(.11)	10.25	1.43	737		.58		1.04
7/31/2013	10.32	.13	(.11)	.02	(.13)	—	[7]	(.13)	10.21	.16	701		.59		1.21
Class T:
1/31/2018[3,4]	10.15	.07	(.09)	(.02)	(.07)	—		(.07)	10.06	(.19)[5,8]	—	[9]	.47	[6,8]	1.38	[6,8]
7/31/2017[3,10]	10.11	.04	.04	.08	(.04)	—		(.04)	10.15	.82 [5,8]	—	[9]	.15	[5,8]	.42	[5,8]
Class F-1:
1/31/2018[3,4]	10.15	.05	(.09)	(.04)	(.05)	—		(.05)	10.06	(.37)[5]	8		.81	[6]	1.04	[6]
7/31/2017	10.22	.09	(.07)	.02	(.09)	—		(.09)	10.15	.23	9		.82		.92
7/31/2016	10.17	.08	.05	.13	(.08)	—		(.08)	10.22	1.29	13		.81		.80
7/31/2015	10.25	.08	(.08)	—	(.08)	—		(.08)	10.17	.05	9		.80		.83
7/31/2014	10.21	.08	.04	.12	(.08)	—		(.08)	10.25	1.19	14		.82		.80
7/31/2013	10.32	.10	(.11)	(.01)	(.10)	—	[7]	(.10)	10.21	(.08)	30		.84		.96
Class F-2:
1/31/2018[3,4]	10.15	.07	(.09)	(.02)	(.07)	—		(.07)	10.06	(.23)[5]	56		.54	[6]	1.31	[6]
7/31/2017	10.22	.12	(.07)	.05	(.12)	—		(.12)	10.15	.49	47		.57		1.17
7/31/2016	10.17	.11	.05	.16	(.11)	—		(.11)	10.22	1.55	80		.56		1.06
7/31/2015	10.25	.11	(.08)	.03	(.11)	—		(.11)	10.17	.29	64		.55		1.08
7/31/2014	10.21	.11	.04	.15	(.11)	—		(.11)	10.25	1.47	46		.54		1.07
7/31/2013	10.32	.13	(.11)	.02	(.13)	—	[7]	(.13)	10.21	.19	37		.56		1.23

70	American Funds Tax-Exempt Funds

American Funds Short-Term Tax-Exempt Bond Fund

		(Loss) income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income to average net assets
Class F-3:
1/31/2018[3,4]	$10.15	$.07	$(.09)	$(.02)	$(.07)	$—	$(.07)	$10.06	(.18)%[5]		$35	.43%[6]		1.40%[6]
7/31/2017[3,11]	10.07	.07	.08	.15	(.07)	—	(.07)	10.15	1.49	[5]	77	.47	[6]	1.35	[6]
Class R-6:
1/31/2018[3,4]	10.15	.07	(.09)	(.02)	(.07)	—	(.07)	10.06	(.17)[5]		131	.43	[6]	1.42	[6]
7/31/2017[3,12]	10.09	.05	.06	.11	(.05)	—	(.05)	10.15	1.20	[5]	127	.17	[5]	.51	[5]

	Six months ended January 31,	Year ended July 31
	2018[3,4,5]	2017	2016	2015	2014	2013
Portfolio turnover rate for all share classes	19%	26%	21%	38%	20%	22%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Based on operations for a period that is less than a full year.
[4]	Unaudited.
[5]	Not annualized.
[6]	Annualized.
[7]	Amount less than $.01.
[8]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[9]	Amount less than $1 million.
[10]	Class T shares began investment operations on April 7, 2017.
[11]	Class F-3 shares began investment operations on January 27, 2017.
[12]	Class R-6 shares began investment operations on March 17, 2017.

See Notes to Financial Statements

American Funds Tax-Exempt Funds	71

Financial highlights (continued)

Limited Term Tax-Exempt Bond Fund of America

		(Loss) income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)		Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets
Class A:
1/31/2018[3,4]	$15.77	$.16	$(.19)	$(.03)	$(.16)	$—		$(.16)	$15.58	(.21)%[5]	$3,101		.60%[6]		1.97%[6]
7/31/2017	16.04	.32	(.27)	.05	(.32)	—		(.32)	15.77	.34	3,038		.59		2.04
7/31/2016	15.92	.35	.12	.47	(.35)	—		(.35)	16.04	2.97	3,055		.59		2.17
7/31/2015	16.10	.38	(.18)	.20	(.38)	—		(.38)	15.92	1.23	2,670		.57		2.36
7/31/2014	15.94	.40	.16	.56	(.40)	—		(.40)	16.10	3.56	2,615		.60		2.51
7/31/2013	16.36	.40	(.42)	(.02)	(.40)	—	[7]	(.40)	15.94	(.13)	2,625		.60		2.45
Class C:
1/31/2018[3,4]	15.77	.10	(.19)	(.09)	(.10)	—		(.10)	15.58	(.59)[5]	23		1.34	[6]	1.23	[6]
7/31/2017	16.04	.20	(.27)	(.07)	(.20)	—		(.20)	15.77	(.40)	25		1.33		1.30
7/31/2016	15.92	.23	.12	.35	(.23)	—		(.23)	16.04	2.20	30		1.33		1.43
7/31/2015	16.10	.26	(.18)	.08	(.26)	—		(.26)	15.92	.47	30		1.33		1.60
7/31/2014	15.94	.28	.16	.44	(.28)	—		(.28)	16.10	2.80	38		1.34		1.78
7/31/2013	16.36	.28	(.42)	(.14)	(.28)	—	[7]	(.28)	15.94	(.87)	49		1.34		1.72
Class T:
1/31/2018[3,4]	15.77	.18	(.19)	(.01)	(.18)	—		(.18)	15.58	(.07)[5,8]	—	[9]	.33	[6,8]	2.23	[6,8]
7/31/2017[3,10]	15.68	.12	.09	.21	(.12)	—		(.12)	15.77	1.32 [5,8]	—	[9]	.10	[5,8]	.74	[5,8]
Class F-1:
1/31/2018[3,4]	15.77	.15	(.19)	(.04)	(.15)	—		(.15)	15.58	(.25)[5]	81		.67	[6]	1.90	[6]
7/31/2017	16.04	.31	(.27)	.04	(.31)	—		(.31)	15.77	.26	83		.67		1.96
7/31/2016	15.92	.33	.12	.45	(.33)	—		(.33)	16.04	2.88	90		.67		2.09
7/31/2015	16.10	.36	(.18)	.18	(.36)	—		(.36)	15.92	1.13	84		.67		2.27
7/31/2014	15.94	.39	.16	.55	(.39)	—		(.39)	16.10	3.49	105		.67		2.45
7/31/2013	16.36	.39	(.42)	(.03)	(.39)	—	[7]	(.39)	15.94	(.22)	122		.69		2.37

72	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America

		(Loss) income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)		Total dividends and distributions	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income to average net assets
Class F-2:
1/31/2018[3,4]	$15.77	$.17	$(.19)	$(.02)	$(.17)	$—		$(.17)	$15.58	(.12)%[5]		$375	.42%[6]		2.15%[6]
7/31/2017	16.04	.35	(.27)	.08	(.35)	—		(.35)	15.77	.51		309	.42		2.22
7/31/2016	15.92	.38	.12	.50	(.38)	—		(.38)	16.04	3.15		291	.41		2.34
7/31/2015	16.10	.40	(.18)	.22	(.40)	—		(.40)	15.92	1.39		208	.41		2.52
7/31/2014	15.94	.43	.16	.59	(.43)	—		(.43)	16.10	3.75		183	.42		2.69
7/31/2013	16.36	.43	(.42)	.01	(.43)	—	[7]	(.43)	15.94	.05		148	.42		2.64
Class F-3:
1/31/2018[3,4]	15.77	.18	(.19)	(.01)	(.18)	—		(.18)	15.58	(.07	)5	156	.31	[6]	2.26	[6]
7/31/2017[3,11]	15.59	.19	.18	.37	(.19)	—		(.19)	15.77	2.37	[5]	112	.30	[6]	2.36	[6]
Class R-6:
1/31/2018[3,4]	15.77	.18	(.19)	(.01)	(.18)	—		(.18)	15.58	(.06)[5]		306	.31	[6]	2.26	[6]
7/31/2017	16.04	.37	(.27)	.10	(.37)	—		(.37)	15.77	.63		296	.30		2.33
7/31/2016	15.92	.39	.12	.51	(.39)	—		(.39)	16.04	3.26		284	.30		2.45
7/31/2015	16.10	.42	(.18)	.24	(.42)	—		(.42)	15.92	1.50		190	.31		2.62
7/31/2014	15.94	.45	.16	.61	(.45)	—		(.45)	16.10	3.86		133	.31		2.80
7/31/2013	16.36	.45	(.42)	.03	(.45)	—	[7]	(.45)	15.94	.16		132	.31		2.72

	Six months ended
	January 31,	Year ended July 31
	2018[3,4,5]	2017	2016	2015	2014	2013
Portfolio turnover rate for all share classes	14%	27%	16%	19%	9%	13%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Based on operations for a period that is less than a full year.
[4]	Unaudited.
[5]	Not annualized.
[6]	Annualized.
[7]	Amount less than $.01.
[8]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[9]	Amount less than $1 million.
[10]	Class T shares began investment operations on April 7, 2017.
[11]	Class F-3 shares began investment operations on January 27, 2017.

See Notes to Financial Statements

American Funds Tax-Exempt Funds	73

Financial highlights (continued)

The Tax-Exempt Bond Fund of America

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets
Class A:
1/31/2018[3,4]	$12.98	$.20	$(.11)	$.09	$(.20)	$12.87	.66%[5]	$10,109		.54%[6]		2.99%[6]
7/31/2017	13.40	.40	(.42)	(.02)	(.40)	12.98	(.09)	9,692		.53		3.12
7/31/2016	12.96	.41	.44	.85	(.41)	13.40	6.69	9,510		.54		3.15
7/31/2015	12.92	.42	.04	.46	(.42)	12.96	3.62	7,385		.54		3.28
7/31/2014	12.44	.45	.48	.93	(.45)	12.92	7.60	6,772		.56		3.57
7/31/2013[3,7]	13.08	.40	(.64)	(.24)	(.40)	12.44	(1.93)[5]	6,984		.55	[6]	3.35	[6]
Class C:
1/31/2018[3,4]	12.98	.14	(.11)	.03	(.14)	12.87	.25 [5]	463		1.33	[6]	2.20	[6]
7/31/2017	13.40	.30	(.42)	(.12)	(.30)	12.98	(.88)	474		1.32		2.33
7/31/2016	12.96	.31	.44	.75	(.31)	13.40	5.85	517		1.33		2.35
7/31/2015	12.92	.32	.04	.36	(.32)	12.96	2.80	349		1.33		2.50
7/31/2014	12.44	.35	.48	.83	(.35)	12.92	6.75	325		1.35		2.79
7/31/2013[3,7]	13.08	.31	(.64)	(.33)	(.31)	12.44	(2.64)[5]	375		1.34	[6]	2.56	[6]
Class T:
1/31/2018[3,4]	12.98	.21	(.11)	.10	(.21)	12.87	.77 [5,8]	—	[9]	.33	[6,8]	3.20	[6,8]
7/31/2017[3,10]	12.85	.14	.13	.27	(.14)	12.98	2.07 [5,8]	—	[9]	.10	[5,8]	1.06	[5,8]
Class F-1:
1/31/2018[3,4]	12.98	.19	(.11)	.08	(.19)	12.87	.59 [5]	434		.67	[6]	2.87	[6]
7/31/2017	13.40	.39	(.43)	(.04)	(.38)	12.98	(.22)	461		.66		2.99
7/31/2016	12.96	.39	.44	.83	(.39)	13.40	6.53	518		.67		3.04
7/31/2015	12.92	.41	.04	.45	(.41)	12.96	3.49	1,474		.67		3.16
7/31/2014	12.44	.43	.48	.91	(.43)	12.92	7.46	1,389		.68		3.46
7/31/2013[3,7]	13.08	.39	(.64)	(.25)	(.39)	12.44	(2.05)[5]	1,659		.68	[6]	3.21	[6]

74	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income to average net assets
Class F-2:
1/31/2018[3,4]	$12.98	$.20	$(.11)	$.09	$(.20)	$12.87	.72%[5]		$1,936	.41%[6]		3.12%[6]
7/31/2017	13.40	.42	(.42)	— [11]	(.42)	12.98	.03		1,909	.41		3.24
7/31/2016	12.96	.43	.44	.87	(.43)	13.40	6.84		2,879	.40		3.26
7/31/2015	12.92	.44	.04	.48	(.44)	12.96	3.76		990	.41		3.42
7/31/2014	12.44	.46	.48	.94	(.46)	12.92	7.74		662	.42		3.70
7/31/2013[3,7]	13.08	.42	(.64)	(.22)	(.42)	12.44	(1.81)[5]		327	.42	[6]	3.49	[6]
Class F-3:
1/31/2018[3,4]	12.98	.21	(.11)	.10	(.21)	12.87	.78	[5]	4,534	.30	[6]	3.22	[6]
7/31/2017[3,12]	12.75	.22	.23	.45	(.22)	12.98	3.54	[5]	1,555	.29	[6]	3.34	[6]
Class R-6:
1/31/2018[3,4]	12.98	.21	(.11)	.10	(.21)	12.87	.78	[5]	495	.30	[6]	3.23	[6]
7/31/2017	13.40	.44	(.43)	.01	(.43)	12.98	.15		380	.29		3.36
7/31/2016	12.96	.44	.44	.88	(.44)	13.40	6.95		391	.29		3.39
7/31/2015	12.92	.46	.04	.50	(.46)	12.96	3.86		270	.30		3.52
7/31/2014	12.44	.48	.48	.96	(.48)	12.92	7.86		165	.31		3.81
7/31/2013[3,7]	13.08	.43	(.64)	(.21)	(.43)	12.44	(1.71)[5]		115	.31	[6]	3.58	[6]

	Six months ended January 31,	Year ended July 31				For the period 9/1/2012 to
	2018[3,4,5]	2017	2016	2015	2014	7/31/2013[3,5,7]
Portfolio turnover rate for all share classes	12%	20%	13%	14%	10%	16%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Based on operations for a period that is less than a full year.
[4]	Unaudited.
[5]	Not annualized.
[6]	Annualized.
[7]	In 2013, the fund changed its fiscal year-end from August to July.
[8]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[9]	Amount less than $1 million.
[10]	Class T shares began investment operations on April 7, 2017.
[11]	Amount less than $.01.
[12]	Class F-3 shares began investment operations on January 27, 2017.

See Notes to Financial Statements

American Funds Tax-Exempt Funds	75

Financial highlights (continued)

American High-Income Municipal Bond Fund

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets
Class A:
1/31/2018[3,4]	$15.73	$.29	$.06	$.35	$(.30)	$15.78	2.20%[5]		$3,904		.71%[6]		3.66%[6]
7/31/2017	16.21	.60	(.49)	.11	(.59)	15.73	.76		3,645		.67		3.86
7/31/2016	15.40	.63	.79	1.42	(.61)	16.21	9.45		3,519		.67		4.02
7/31/2015	15.22	.64	.17	.81	(.63)	15.40	5.34		2,700		.68		4.13
7/31/2014	14.48	.68	.73	1.41	(.67)	15.22	9.99		2,357		.68		4.59
7/31/2013	15.13	.63	(.65)	(.02)	(.63)	14.48	(.25)		2,246		.69		4.14
Class C:
1/31/2018[3,4]	15.73	.23	.06	.29	(.24)	15.78	1.82	[5]	231		1.46	[6]	2.91	[6]
7/31/2017	16.21	.48	(.49)	(.01)	(.47)	15.73	.00		229		1.43		3.10
7/31/2016	15.40	.52	.79	1.31	(.50)	16.21	8.62		247		1.43		3.26
7/31/2015	15.22	.52	.17	.69	(.51)	15.40	4.55		182		1.44		3.37
7/31/2014	14.48	.56	.73	1.29	(.55)	15.22	9.12		161		1.48		3.80
7/31/2013	15.13	.52	(.65)	(.13)	(.52)	14.48	(1.02)		161		1.46		3.37
Class T:
1/31/2018[3,4]	15.73	.31	.06	.37	(.32)	15.78	2.34	[5,7]	—	[8]	.45	[6,7]	3.93	[6,7]
7/31/2017[3,9]	15.50	.20	.23	.43	(.20)	15.73	2.77	[5,7]	—	[8]	.12	[5,7]	1.28	[5,7]
Class F-1:
1/31/2018[3,4]	15.73	.28	.06	.34	(.29)	15.78	2.17	[5]	212		.78	[6]	3.59	[6]
7/31/2017	16.21	.59	(.49)	.10	(.58)	15.73	.68		234		.75		3.77
7/31/2016	15.40	.62	.79	1.41	(.60)	16.21	9.37		282		.74		3.95
7/31/2015	15.22	.62	.17	.79	(.61)	15.40	5.27		207		.75		4.06
7/31/2014	14.48	.66	.73	1.39	(.65)	15.22	9.87		178		.79		4.49
7/31/2013	15.13	.62	(.65)	(.03)	(.62)	14.48	(.35)		172		.79		4.04

76	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income to average net assets
Class F-2:
1/31/2018[3,4]	$15.73	$.30	$.06	$.36	$(.31)	$15.78	2.30%[5]		$701	.53%[6]		3.85%[6]
7/31/2017	16.21	.63	(.49)	.14	(.62)	15.73	.93		605	.50		4.05
7/31/2016	15.40	.66	.79	1.45	(.64)	16.21	9.65		775	.48		4.18
7/31/2015	15.22	.66	.17	.83	(.65)	15.40	5.53		321	.49		4.32
7/31/2014	14.48	.70	.73	1.43	(.69)	15.22	10.15		223	.53		4.71
7/31/2013	15.13	.66	(.65)	.01	(.66)	14.48	(.09)		126	.52		4.31
Class F-3:
1/31/2018[3,4]	15.73	.31	.06	.37	(.32)	15.78	2.35	[5]	578	.42	[6]	3.96	[6]
7/31/2017[3,10]	15.30	.32	.43	.75	(.32)	15.73	4.96	[5]	421	.37	[6]	4.04	[6]
Class R-6:
1/31/2018[3,4]	15.73	.31	.06	.37	(.32)	15.78	2.35	[5]	495	.42	[6]	3.96	[6]
7/31/2017	16.21	.64	(.49)	.15	(.63)	15.73	1.05		380	.38		4.16
7/31/2016	15.40	.68	.79	1.47	(.66)	16.21	9.76		269	.38		4.31
7/31/2015	15.22	.68	.17	.85	(.67)	15.40	5.64		188	.39		4.42
7/31/2014	14.48	.72	.73	1.45	(.71)	15.22	10.27		108	.42		4.82
7/31/2013	15.13	.68	(.65)	.03	(.68)	14.48	.02		58	.40		4.44

	Six months ended
	January 31,	Year ended July 31
	2018[3,4,5]	2017	2016	2015	2014	2013
Portfolio turnover rate for all share classes	14%	30%	21%	23%	24%	25%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Based on operations for a period that is less than a full year.
[4]	Unaudited.
[5]	Not annualized.
[6]	Annualized.
[7]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[8]	Amount less than $1 million.
[9]	Class T shares began investment operations on April 7, 2017.
[10]	Class F-3 shares began investment operations on January 27, 2017.

See Notes to Financial Statements

American Funds Tax-Exempt Funds	77

Financial highlights (continued)

The Tax-Exempt Fund of California

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets
Class A:
1/31/2018[3,4]	$17.63	$.26	$(.12)	$.14	$(.26)	$17.51	.78%[5]	$1,684		.62%[6]		2.87%[6]
7/31/2017	18.21	.54	(.59)	(.05)	(.53)	17.63	(.22)	1,641		.60		3.05
7/31/2016	17.62	.57	.58	1.15	(.56)	18.21	6.65	1,678		.60		3.17
7/31/2015	17.52	.60	.09	.69	(.59)	17.62	3.98	1,386		.62		3.38
7/31/2014	16.72	.63	.80	1.43	(.63)	17.52	8.72	1,265		.63		3.72
7/31/2013[3,7]	17.54	.59	(.82)	(.23)	(.59)	16.72	(1.45)[5]	1,250		.63	[6]	3.64	[6]
Class C:
1/31/2018[3,4]	17.63	.19	(.12)	.07	(.19)	17.51	.38 [5]	79		1.41	[6]	2.08	[6]
7/31/2017	18.21	.40	(.59)	(.19)	(.39)	17.63	(1.00)	83		1.39		2.26
7/31/2016	17.62	.43	.58	1.01	(.42)	18.21	5.82	97		1.39		2.38
7/31/2015	17.52	.46	.09	.55	(.45)	17.62	3.16	78		1.40		2.59
7/31/2014	16.72	.50	.80	1.30	(.50)	17.52	7.87	76		1.42		2.94
7/31/2013[3,7]	17.54	.46	(.82)	(.36)	(.46)	16.72	(2.16)[5]	87		1.42	[6]	2.85	[6]
Class T:
1/31/2018[3,4]	17.63	.27	(.11)	.16	(.28)	17.51	.89 [5,8]	—	[9]	.42	[6,8]	3.07	[6,8]
7/31/2017[3,10]	17.42	.18	.21	.39	(.18)	17.63	2.24 [5,8]	—	[9]	.12	[5,8]	1.02	[5,8]
Class F-1:
1/31/2018[3,4]	17.63	.24	(.11)	.13	(.25)	17.51	.72 [5]	73		.75	[6]	2.74	[6]
7/31/2017	18.21	.51	(.58)	(.07)	(.51)	17.63	(.35)	76		.73		2.93
7/31/2016	17.62	.55	.58	1.13	(.54)	18.21	6.52	83		.73		3.04
7/31/2015	17.52	.58	.09	.67	(.57)	17.62	3.85	63		.74		3.26
7/31/2014	16.72	.61	.80	1.41	(.61)	17.52	8.59	65		.76		3.60
7/31/2013[3,7]	17.54	.56	(.82)	(.26)	(.56)	16.72	(1.58)[5]	74		.77	[6]	3.50	[6]

78	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income to average net assets
Class F-2:
1/31/2018[3,4]	$17.63	$.27	$(.12)	$.15	$(.27)	$17.51	.84%[5]	$238	.50%[6]		2.98%[6]
7/31/2017	18.21	.56	(.59)	(.03)	(.55)	17.63	(.09)	200	.48		3.18
7/31/2016	17.62	.60	.58	1.18	(.59)	18.21	6.79	213	.48		3.29
7/31/2015	17.52	.62	.09	.71	(.61)	17.62	4.10	134	.49		3.51
7/31/2014	16.72	.65	.80	1.45	(.65)	17.52	8.85	110	.51		3.84
7/31/2013[3,7]	17.54	.60	(.82)	(.22)	(.60)	16.72	(1.35)[5]	91	.51	[6]	3.77	[6]
Class F-3:
1/31/2018[3,4]	17.63	.28	(.12)	.16	(.28)	17.51	.90 [5]	149	.39	[6]	3.10	[6]
7/31/2017[3,11]	17.27	.29	.36	.65	(.29)	17.63	3.79 [5]	124	.38	[6]	3.25	[6]

	Six months ended	Year ended				For the period
	January 31,	July 31				9/1/2012 to
	2018[3,4,5]	2017	2016	2015	2014	7/31/2013[3,5,7]
Portfolio turnover rate for all share classes	10%	21%	11%	17%	8%	12%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Based on operations for a period that is less than a full year.
[4]	Unaudited.
[5]	Not annualized.
[6]	Annualized.
[7]	In 2013, the fund changed its fiscal year-end from August to July.
[8]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[9]	Amount less than $1 million.
[10]	Class T shares began investment operations on April 7, 2017.
[11]	Class F-3 shares began investment operations on January 27, 2017.

See Notes to Financial Statements

American Funds Tax-Exempt Funds	79

Financial highlights (continued)

American Funds Tax-Exempt Fund of New York

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements[2]		Ratio of net income to average net assets[2]
Class A:
1/31/2018[4,5]	$10.80	$.13	$(.12)	$.01	$(.13)	$10.68	.13%[6,7]		$182		.75%[7,8]		.75%[7,8]		2.40%[7,8]
7/31/2017	11.12	.27	(.32)	(.05)	(.27)	10.80	(.39)[7]		169		.74	[7]	.69	[7]	2.55	[7]
7/31/2016	10.66	.28	.45	.73	(.27)	11.12	6.95	[7]	161		.72	[7]	.69	[7]	2.54	[7]
7/31/2015	10.58	.32	.07	.39	(.31)	10.66	3.65	[7]	124		.72	[7]	.67	[7]	2.91	[7]
7/31/2014	10.21	.31	.37	.68	(.31)	10.58	6.83	[7]	102		.73	[7]	.63	[7]	3.07	[7]
7/31/2013	10.85	.31	(.64)	(.33)	(.31)	10.21	(3.16)[7]		100		.66	[7]	.59	[7]	2.88	[7]
Class C:
1/31/2018[4,5]	10.80	.09	(.12)	(.03)	(.09)	10.68	(.27)[6]		12		1.55	[8]	1.55	[8]	1.61	[8]
7/31/2017	11.12	.19	(.32)	(.13)	(.19)	10.80	(1.17)		12		1.52		1.48		1.76
7/31/2016	10.66	.20	.45	.65	(.19)	11.12	6.11		14		1.51		1.48		1.75
7/31/2015	10.58	.23	.07	.30	(.22)	10.66	2.79		10		1.56		1.50		2.07
7/31/2014	10.21	.22	.37	.59	(.22)	10.58	5.89		8		1.60		1.51		2.19
7/31/2013	10.85	.21	(.64)	(.43)	(.21)	10.21	(4.04)		8		1.58		1.50		1.96
Class T:
1/31/2018[4,5]	10.80	.15	(.12)	.03	(.15)	10.68	.24	[6,7]	—	[9]	.55	[7,8]	.55	[7,8]	2.61	[7,8]
7/31/2017[4,10]	10.68	.09	.13	.22	(.10)	10.80	2.02	[6,7]	—	[9]	.19	[6,7]	.15	[6,7]	.87	[6,7]
Class F-1:
1/31/2018[4,5]	10.80	.13	(.12)	.01	(.13)	10.68	.10	[6]	3		.81	[8]	.81	[8]	2.35	[8]
7/31/2017	11.12	.27	(.32)	(.05)	(.27)	10.80	(.38)[7]		3		.73	[7]	.68	[7]	2.56	[7]
7/31/2016	10.66	.29	.45	.74	(.28)	11.12	7.02	[7]	2		.65	[7]	.62	[7]	2.61	[7]
7/31/2015	10.58	.31	.07	.38	(.30)	10.66	3.58	[7]	2		.80	[7]	.74	[7]	2.83	[7]
7/31/2014	10.21	.31	.37	.68	(.31)	10.58	6.77	[7]	1		.77	[7]	.68	[7]	3.03	[7]
7/31/2013	10.85	.29	(.64)	(.35)	(.29)	10.21	(3.36)[7]		1		.86	[7]	.79	[7]	2.67	[7]

80	American Funds Tax-Exempt Funds

American Funds Tax-Exempt Fund of New York

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements[2]		Ratio of net income to average net assets[2]
Class F-2:
1/31/2018[4,5]	$10.80	$.14	$(.12)	$.02	$(.14)	$10.68	.19%[6]	$14	.62%[8]		.62%[8]		2.54%[8]
7/31/2017	11.12	.29	(.32)	(.03)	(.29)	10.80	(.26)	11	.58		.56		2.68
7/31/2016	10.66	.30	.45	.75	(.29)	11.12	7.10	31	.58		.55		2.68
7/31/2015	10.58	.33	.07	.40	(.32)	10.66	3.77	20	.61		.56		3.02
7/31/2014	10.21	.32	.37	.69	(.32)	10.58	6.89	16	.66		.57		3.13
7/31/2013	10.85	.31	(.64)	(.33)	(.31)	10.21	(3.14)	14	.64		.57		2.90
Class F-3:
1/31/2018[4,5]	10.80	.15	(.12)	.03	(.15)	10.68	.25 [6]	22	.51	[8]	.51	[8]	2.65	[8]
7/31/2017[4,11]	10.58	.15	.22	.37	(.15)	10.80	3.54 [6]	16	.58	[8]	.45	[8]	2.79	[8]

	Six months ended January 31,	Year ended July 31
	2018[4,5,6]	2017	2016	2015	2014	2013
Portfolio turnover rate for all share classes	14%	27%	14%	42%	25%	23%

[1]	Based on average shares outstanding.
[2]	This column reflects the impact, if any, of certain reimbursements from CRMC. During some of the periods shown, CRMC reimbursed a portion of miscellaneous fees and expenses.
[3]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[4]	Based on operations for a period that is less than a full year.
[5]	Unaudited.
[6]	Not annualized.
[7]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[8]	Annualized.
[9]	Amount less than $1 million.
[10]	Class T shares began investment operations on April 7, 2017.
[11]	Class F-3 shares began investment operations on January 27, 2017.

See Notes to Financial Statements

American Funds Tax-Exempt Funds	81

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (August 1, 2017, through January 31, 2018).

Actual expenses:

The first line of each share class in the table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Class F-1, F-2 and F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

82	American Funds Tax-Exempt Funds

American Funds Short-Term Tax-Exempt Bond Fund

	Beginning	Ending
	account value	account value	Expenses paid	Annualized
	8/1/2017	1/31/2018	during period*	expense ratio
Class A – actual return	$1,000.00	$997.49	$2.87	.57%
Class A – assumed 5% return	1,000.00	1,022.33	2.91	.57
Class T – actual return	1,000.00	998.09	2.37	.47
Class T – assumed 5% return	1,000.00	1,022.84	2.40	.47
Class F-1 – actual return	1,000.00	996.34	4.08	.81
Class F-1 – assumed 5% return	1,000.00	1,021.12	4.13	.81
Class F-2 – actual return	1,000.00	997.65	2.72	.54
Class F-2 – assumed 5% return	1,000.00	1,022.48	2.75	.54
Class F-3 – actual return	1,000.00	998.20	2.17	.43
Class F-3 – assumed 5% return	1,000.00	1,023.04	2.19	.43
Class R-6 – actual return	1,000.00	998.27	2.17	.43
Class R-6 – assumed 5% return	1,000.00	1,023.04	2.19	.43

Limited Term Tax-Exempt Bond Fund of America

	Beginning	Ending
	account value	account value	Expenses paid	Annualized
	8/1/2017	1/31/2018	during period*	expense ratio
Class A – actual return	$1,000.00	$997.87	$3.02	.60%
Class A – assumed 5% return	1,000.00	1,022.18	3.06	.60
Class C – actual return	1,000.00	994.13	6.74	1.34
Class C – assumed 5% return	1,000.00	1,018.45	6.82	1.34
Class T – actual return	1,000.00	999.25	1.66	.33
Class T – assumed 5% return	1,000.00	1,023.54	1.68	.33
Class F-1 – actual return	1,000.00	997.49	3.37	.67
Class F-1 – assumed 5% return	1,000.00	1,021.83	3.41	.67
Class F-2 – actual return	1,000.00	998.77	2.12	.42
Class F-2 – assumed 5% return	1,000.00	1,023.09	2.14	.42
Class F-3 – actual return	1,000.00	999.33	1.56	.31
Class F-3 – assumed 5% return	1,000.00	1,023.64	1.58	.31
Class R-6 – actual return	1,000.00	999.36	1.56	.31
Class R-6 – assumed 5% return	1,000.00	1,023.64	1.58	.31

The Tax-Exempt Bond Fund of America

	Beginning	Ending
	account value	account value	Expenses paid	Annualized
	8/1/2017	1/31/2018	during period*	expense ratio
Class A – actual return	$1,000.00	$1,006.58	$2.73	.54%
Class A – assumed 5% return	1,000.00	1,022.48	2.75	.54
Class C – actual return	1,000.00	1,002.55	6.71	1.33
Class C – assumed 5% return	1,000.00	1,018.50	6.77	1.33
Class T – actual return	1,000.00	1,007.67	1.67	.33
Class T – assumed 5% return	1,000.00	1,023.54	1.68	.33
Class F-1 – actual return	1,000.00	1,005.93	3.39	.67
Class F-1 – assumed 5% return	1,000.00	1,021.83	3.41	.67
Class F-2 – actual return	1,000.00	1,007.24	2.07	.41
Class F-2 – assumed 5% return	1,000.00	1,023.14	2.09	.41
Class F-3 – actual return	1,000.00	1,007.79	1.52	.30
Class F-3 – assumed 5% return	1,000.00	1,023.69	1.53	.30
Class R-6 – actual return	1,000.00	1,007.80	1.52	.30
Class R-6 – assumed 5% return	1,000.00	1,023.69	1.53	.30

See end of tables for footnote.

American Funds Tax-Exempt Funds	83

American High-Income Municipal Bond Fund

	Beginning	Ending
	account value	account value	Expenses paid	Annualized
	8/1/2017	1/31/2018	during period*	expense ratio
Class A – actual return	$1,000.00	$1,022.01	$3.62	.71%
Class A – assumed 5% return	1,000.00	1,021.63	3.62	.71
Class C – actual return	1,000.00	1,018.17	7.43	1.46
Class C – assumed 5% return	1,000.00	1,017.85	7.43	1.46
Class T – actual return	1,000.00	1,023.40	2.30	.45
Class T – assumed 5% return	1,000.00	1,022.94	2.29	.45
Class F-1 – actual return	1,000.00	1,021.66	3.97	.78
Class F-1 – assumed 5% return	1,000.00	1,021.27	3.97	.78
Class F-2 – actual return	1,000.00	1,022.99	2.70	.53
Class F-2 – assumed 5% return	1,000.00	1,022.53	2.70	.53
Class F-3 – actual return	1,000.00	1,023.54	2.14	.42
Class F-3 – assumed 5% return	1,000.00	1,023.09	2.14	.42
Class R-6 – actual return	1,000.00	1,023.54	2.14	.42
Class R-6 – assumed 5% return	1,000.00	1,023.09	2.14	.42

The Tax-Exempt Fund of California

	Beginning	Ending
	account value	account value	Expenses paid	Annualized
	8/1/2017	1/31/2018	during period*	expense ratio
Class A – actual return	$1,000.00	$1,007.84	$3.14	.62%
Class A – assumed 5% return	1,000.00	1,022.08	3.16	.62
Class C – actual return	1,000.00	1,003.85	7.12	1.41
Class C – assumed 5% return	1,000.00	1,018.10	7.17	1.41
Class T – actual return	1,000.00	1,008.91	2.13	.42
Class T – assumed 5% return	1,000.00	1,023.09	2.14	.42
Class F-1 – actual return	1,000.00	1,007.16	3.79	.75
Class F-1 – assumed 5% return	1,000.00	1,021.42	3.82	.75
Class F-2 – actual return	1,000.00	1,008.44	2.53	.50
Class F-2 – assumed 5% return	1,000.00	1,022.68	2.55	.50
Class F-3 – actual return	1,000.00	1,009.03	1.97	.39
Class F-3 – assumed 5% return	1,000.00	1,023.24	1.99	.39

American Funds Tax-Exempt Fund of New York

	Beginning	Ending
	account value	account value	Expenses paid	Annualized
	8/1/2017	1/31/2018	during period*	expense ratio
Class A – actual return	$1,000.00	$1,001.25	$3.78	.75%
Class A – assumed 5% return	1,000.00	1,021.42	3.82	.75
Class C – actual return	1,000.00	997.27	7.80	1.55
Class C – assumed 5% return	1,000.00	1,017.39	7.88	1.55
Class T – actual return	1,000.00	1,002.41	2.78	.55
Class T – assumed 5% return	1,000.00	1,022.43	2.80	.55
Class F-1 – actual return	1,000.00	1,000.98	4.09	.81
Class F-1 – assumed 5% return	1,000.00	1,021.12	4.13	.81
Class F-2 – actual return	1,000.00	1,001.92	3.13	.62
Class F-2 – assumed 5% return	1,000.00	1,022.08	3.16	.62
Class F-3 – actual return	1,000.00	1,002.47	2.57	.51
Class F-3 – assumed 5% return	1,000.00	1,022.63	2.60	.51

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

84	American Funds Tax-Exempt Funds

Offices of the funds and of the investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Counsel

Morgan, Lewis & Bockius LLP
300 South Grand Avenue, 22nd Floor
Los Angeles, CA 90071-3132

Custodians of assets

Bank of New York Mellon
One Wall Street
New York, NY 10286

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Independent registered public accounting firm

PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the funds’ prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. Each fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

Complete January 31, 2018, portfolios of American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York’s investments are available free of charge by calling AFS or visiting the SEC website (where they are part of Form N-CSR).

Each fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the funds. If used as sales material after March 31, 2018, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith. The Standard & Poor’s 500 Composite Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2018 S&P Dow Jones Indices LLC, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC.

American Funds from Capital Group

The Capital Advantage®

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior long-term track record
Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods. Fixed income funds have beaten their Lipper indexes in 77% of 10-year periods and 80% of 20-year periods.[2] Fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2017.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2017. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on Class A share results without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see americanfunds.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	On average, our management fees were in the lowest quintile 71% of the time, based on the 20-year period ended December 31, 2017, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

American Funds Tax-Exempt Fund of New York®

Investment portfolio

January 31, 2018

unaudited

Bonds, notes & other debt instruments 92.61% New York 90.45% State issuers 42.92%	Principal amount (000)	Value (000)
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Series 2016-A, 0% 2054	$1,000	$225
Convention Center Dev. Corp., Rev. Ref. Bonds (Hotel Unit Fee Secured), 5.00% 2030	300	348
Convention Center Dev. Corp., Rev. Ref. Bonds (Hotel Unit Fee Secured), 5.00% 2035	840	964
Dormitory Auth., Columbia University Rev. Bonds, Series 2017-A, 5.00% 2047	500	665
Dormitory Auth., Consolidated Service Contract Rev. Ref. Bonds, Series 2010, 5.00% 2020	500	539
Dormitory Auth., Culinary Institute of America Rev. Bonds, Series 2013, 5.50% 2033	500	571
Dormitory Auth., Fordham University Rev. Bonds, Series 2011-A, 5.50% 2036 (preref. 2021)	1,000	1,127
Dormitory Auth., Icahn School of Medicine at Mount Sinai Rev. Bonds, Series 2015-A, 5.00% 2031	500	563
Dormitory Auth., Icahn School of Medicine at Mount Sinai Rev. Bonds, Series 2015-A, 5.00% 2035	1,000	1,119
Dormitory Auth., Icahn School of Medicine at Mount Sinai Rev. Bonds, Series 2015-A, 5.00% 2040	250	277
Dormitory Auth., Memorial Sloan-Kettering Cancer Center Rev. Bonds, Series 2017-1, 5.00% 2027	750	918
Dormitory Auth., Miriam Osborn Memorial Home Association Rev. Ref. Bonds, Series 2012, 5.00% 2042	970	1,003
Dormitory Auth., Mount Sinai School of Medicine of New York University, Rev. Ref. Bonds, Series 2010-A, 5.00% 2021	1,000	1,073
Dormitory Auth., New School Rev. Bonds, Series 2010, 5.25% 2021 (preref. 2020)	500	543
Dormitory Auth., New School Rev. Bonds, Series 2010, 5.50% 2040 (preref. 2020)	500	546
Dormitory Auth., New School Rev. Bonds, Series 2015-A, 5.00% 2032	1,000	1,152
Dormitory Auth., New School Rev. Bonds, Series 2016-A, 5.00% 2035	500	569
Dormitory Auth., New York School Dist. Rev. Bonds, Series 2017-A, 5.00% 2025	1,000	1,188
Dormitory Auth., North Shore-Long Island Jewish Obligated Group Rev. Bonds, Series 2011-A, 5.00% 2032 (preref. 2021)	1,500	1,655
Dormitory Auth., NYU Hospitals Center Rev. Bonds, 5.00% 2022	200	226
Dormitory Auth., NYU Hospitals Center Rev. Bonds, 5.00% 2034	1,000	1,130
Dormitory Auth., NYU Hospitals Center Rev. Bonds, Series 2011-A, 6.00% 2040 (preref. 2020)	1,000	1,103
Dormitory Auth., NYU Hospitals Center Rev. Bonds, Series 2016-A, 5.00% 2033	400	456
Dormitory Auth., Orange Regional Medical Center Obligated Group Rev. Bonds, Series 2008, 6.25% 2037 (preref. 2018)	1,000	1,040
Dormitory Auth., Orange Regional Medical Center Obligated Group Rev. Bonds, Series 2015, 5.00% 20321	600	654
Dormitory Auth., Orange Regional Medical Center Obligated Group Rev. Bonds, Series 2017, 5.00% 20311	1,000	1,105
Dormitory Auth., School Dist. Rev. Bond Fncg. Program Rev. Bonds, Series 2011-A, 5.00% 2024	25	28
Dormitory Auth., School Dist. Rev. Bond Fncg. Program Rev. Bonds, Series 2011-A, 5.00% 2024 (preref. 2021)	475	531
Dormitory Auth., School Dist. Rev. Bond Fncg. Program Rev. Bonds, Series 2013-E, Assured Guaranty Municipal insured, 5.00% 2022	1,000	1,141
Dormitory Auth., School Dist. Rev. Bond Fncg. Program Rev. Bonds, Series 2016-A, 5.00% 2022	1,000	1,136
Dormitory Auth., School Dist. Rev. Bond Fncg. Program Rev. Bonds, Series 2016-A, 5.00% 2033	1,000	1,159
Dormitory Auth., Skidmore College Rev. Bonds, Series 2011-A, 5.50% 2041	1,110	1,233
Dormitory Auth., State Personal Income Tax Rev. Bonds (Education), Series 2014-E, 5.00% 2032	750	868
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 2039	365	419
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-A, 5.00% 2032	500	585
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-B, 5.00% 2041	750	867
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2017-B, 5.00% 2033	1,000	1,177
Dormitory Auth., State University of New York Dormitory Facs., Lease Rev. Bonds, Series 2010-A, 5.00% 2035	1,000	1,072
Dormitory Auth., State University of New York Dormitory Facs., Rev. Bonds, Series 2017-A, 5.00% 2030	750	888
Dormitory Auth., State University of New York Dormitory Facs., Rev. Bonds, Series 2017-A, 5.00% 2032	500	587

American Funds Tax-Exempt Fund of New York — Page 1 of 8

unaudited

Bonds, notes & other debt instruments New York (continued) State issuers (continued)	Principal amount (000)	Value (000)
Dormitory Auth., Touro College and University System Obligated Group Rev. Bonds, Series 2014-A, 5.50% 2039	$1,000	$1,116
Dormitory Auth., Touro College and University System Obligated Group Rev. Bonds, Series 2017, 5.00% 2038	500	552
Energy Research and Dev. Auth., Pollution Control Rev. Ref. Bonds (New York State Electric & Gas Corp. Project), Series 2005-B, AMT, 2.375% 2026 (put 2020)	300	304
Environmental Facs. Corp., Rev. Green Bonds (Revolving Funds), Series 2016-B, 4.00% 2036	1,950	2,088
Environmental Facs. Corp., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2017, AMT, 3.75% 2044 (put 2019)1	500	499
Environmental Facs. Corp., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2012, AMT, 1.20% 2030 (put 2018)2	1,500	1,500
Housing Fin. Agcy., Affordable Housing Rev. Bonds, Series 2017-M, 3.65% 2042	750	726
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2017, Series 2017-A, 5.00% 2033	1,000	1,166
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2017, Series 2017-A, 5.00% 2035	2,000	2,320
Hudson Yards Infrastructure Corp., Rev. Bonds, Series 2011-A, 5.75% 2047	435	478
Hudson Yards Infrastructure Corp., Rev. Bonds, Series 2011-A, 5.75% 2047 (preref. 2021)	565	633
Hudson Yards Infrastructure Corp., Rev. Bonds, Series 2012-A, 5.25% 2047	955	1,030
Hudson Yards Infrastructure Corp., Rev. Bonds, Series 2012-A, 5.25% 2047 (preref. 2021)	45	50
Liberty Dev. Corp., Liberty Rev. Bonds (Goldman Sachs Headquarters Issue), Series 2005, 5.25% 2035	1,000	1,246
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 2, 5.15% 20341	1,250	1,373
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 2, 5.375% 20401	350	385
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 3, 7.25% 20441	375	452
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (4 World Trade Center Project), Series 2011, 5.00% 2031	1,500	1,660
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (Bank of America Tower at One Bryant Park Project), Series 2010, 6.375% 2049	1,500	1,608
Metropolitan Transportation Auth., Dedicated Tax Fund Rev. Ref. Bonds, Series 2002-B-3D, (SIFMA Municipal Swap Index + 1.00%) 2.16% 20202	2,000	2,026
Metropolitan Transportation Auth., Hudson Rail Yards Trust Obligations, Series 2016-A, 5.00% 2051	500	545
Metropolitan Transportation Auth., Hudson Rail Yards Trust Obligations, Series 2016-A, 5.00% 2056	750	840
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2012-E, 5.00% 2031 (preref. 2022)	1,000	1,149
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-D-1, 5.00% 2039	250	284
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, (SIFMA Municipal Swap Index + 0.58%) 1.74% 2039 (put 2020)2	500	501
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-C-1, 5.00% 2035	1,750	2,018
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-C-1, 5.25% 2030	280	334
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2017-A-1, 5.25% 2057	750	869
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-D-2A, Assured Guaranty Municipal insured, (1-month USD-LIBOR x 0.69 + 0.68%) 1.759% 2032 (put 2021)2	600	604
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 4.00% 2034	1,000	1,058
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 2028	1,500	1,806
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 178, 3.50% 2043	415	431
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 191, AMT, 3.50% 2034	510	526
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 194, AMT, 3.50% 2035	620	642
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 195, 4.00% 2046	1,830	1,954
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 197, 3.50% 2044	845	884
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 200, 3.50% 2045	300	314
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 203, 3.50% 2047	1,000	1,047
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 206, AMT, 4.00% 2037	685	729
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 46, 5.00% 2029	35	35
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 52, 4.00% 2047	1,715	1,827
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 52, AMT, 3.50% 2030	895	929
Mortgage Agcy., Homeowner Mortgage Rev. Ref. Bonds, Series 45, 4.50% 2029	125	127
Mortgage Agcy., Homeowner Mortgage Rev. Ref. Bonds, Series 48, 2.625% 2041	435	440
Port Auth., Consolidated Bonds, Series 166, 5.00% 2031	1,000	1,093
Port Auth., Consolidated Bonds, Series 205, 5.00% 2047	1,000	1,165

American Funds Tax-Exempt Fund of New York — Page 2 of 8

unaudited

Bonds, notes & other debt instruments New York (continued) State issuers (continued)	Principal amount (000)	Value (000)
Port Auth., Consolidated Rev. Ref. Bonds, Series 167, AMT, 5.00% 2025	$1,000	$1,090
Port Auth., Consolidated Rev. Ref. Bonds, Series 172, AMT, 5.00% 2034	500	549
Port Auth., Consolidated Rev. Ref. Bonds, Series 186, AMT, 5.00% 2044	500	558
Port Auth., Special Project Bonds (JFK International Air Terminal LLC Project), Series 8, 5.00% 2020	1,000	1,055
Power Auth., Rev. Ref. Bonds, Series 2011-A, 5.00% 2038	1,500	1,665
Thruway Auth., General Rev. Bonds, Series 2014-J, 5.00% 2027	1,000	1,152
Thruway Auth., General Rev. Junior Indebtedness Obligations, Series 2013-A, 5.00% 2019	250	261
Thruway Auth., General Rev. Junior Indebtedness Obligations, Series 2016-A, 5.25% 2056	250	287
Thruway Auth., Local Highway and Bridge Service Contract Rev. Ref. Bonds, Series 2009, 5.00% 2020	1,000	1,058
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 2020	500	533
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 2026	500	538
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 2031	2,500	2,660
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (Terminal One Group Association, LP Project), AMT, 5.00% 2022	1,000	1,101
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (Terminal One Group Association, LP Project), AMT, 5.00% 2023	500	556
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.00% 2034	500	552
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.00% 2046	1,000	1,091
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.25% 2050	500	550
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2010-A-1, 5.00% 2019	1,000	1,062
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2018-A, 5.00% 2046	1,000	1,169
Urban Dev. Corp., Rev. Bonds (General Purpose), Series 2014-A, 5.00% 2027	1,500	1,745
Urban Dev. Corp., Service Contract Rev. Ref. Bonds, Series 2010-A-2, 5.00% 2020	1,000	1,064
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 2032	1,000	1,161
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 2035	300	345
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-A, 5.00% 2034	1,000	1,166
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (State Facs. and Equipment), Series 2009-B-1, 5.25% 2038 (preref. 2019)	1,000	1,043
		99,824
City & county issuers 47.53%
City of Albany, Capital Resource Corp., Rev. Bonds (St. Peter’s Hospital of the City of Albany Project), Series 2011, 6.25% 2038 (preref. 2020)	1,000	1,125
City of Albany, Capital Resource Corp., Taxable Rev. Bonds (Empire Commons Student Housing, Inc. Ref. Project), Series 2016-B, 5.00% 2032	400	461
Town of Amherst, Dev. Corp., Student Housing Fac. Rev. Ref. Bonds (UBF Faculty-Student Housing Corp.-Greiner and Hadley Rev. Ref. Projects at SUNY Buffalo), Series 2017-A, Assured Guaranty Municipal insured, 5.00% 2030	500	591
Brooklyn Arena Local Dev. Corp., Pilot Rev. Ref. Bonds (Brooklyn Events Center LLC), Series 2016-A, 5.00% 2030	500	572
Brooklyn Arena Local Dev. Corp., Pilot Rev. Ref. Bonds (Brooklyn Events Center LLC), Series 2016-A, 5.00% 2042	1,500	1,686
Brooklyn Arena Local Dev. Corp., Pilot Rev. Ref. Bonds (Brooklyn Events Center LLC), Series 2016-A, Assured Guaranty Municipal insured, 4.00% 2034	240	252
Buffalo and Erie County Industrial Land Dev. Corp., Obligated Group Rev. Bonds (Catholic Health System, Inc. Project), Series 2015, 5.00% 2023	1,600	1,825

American Funds Tax-Exempt Fund of New York — Page 3 of 8

unaudited

Bonds, notes & other debt instruments New York (continued) City & county issuers (continued)	Principal amount (000)	Value (000)
Buffalo and Erie County Industrial Land Dev. Corp., Obligated Group Rev. Bonds (Catholic Health System, Inc. Project), Series 2015, 5.00% 2040	$1,050	$1,141
Buffalo and Erie County Industrial Land Dev. Corp., Obligated Group Rev. Bonds (Catholic Health System, Inc. Project), Series 2015, 5.25% 2035	500	559
Buffalo and Erie County Industrial Land Dev. Corp., Rev. Bonds (Buffalo State College Foundation Housing Corp. Project), Series 2011-A, 5.375% 2041	1,400	1,540
Buffalo and Erie County Industrial Land Dev. Corp., Rev. Bonds (Tapestry Charter School Project), Series 2017-A, 5.00% 2047	500	527
Build NYC Resource Corp., Rev. Bonds (Bronx Charter School for Excellence Project), Series 2013-A, 4.00% 2019	485	495
Build NYC Resource Corp., Rev. Bonds (Bronx Charter School for Excellence Project), Series 2013-A, 4.00% 2021	525	547
Build NYC Resource Corp., Rev. Bonds (Bronx Charter School for Excellence Project), Series 2013-A, 4.00% 2022	545	568
Build NYC Resource Corp., Rev. Bonds (Bronx Charter School for Excellence Project), Series 2013-A, 5.50% 2043	1,000	1,031
Build NYC Resource Corp., Rev. Bonds (Manhattan College Project), Series 2017, 5.00% 2033	450	517
Build NYC Resource Corp., Rev. Bonds (YMCA of Greater New York Project), 5.00% 2040	500	551
Build NYC Resource Corp., Solid Waste Disposal Rev. Bonds (Pratt Paper (NY), Inc. Project), Series 2014, AMT, 4.50% 20251	450	501
Build NYC Resource Corp., Solid Waste Disposal Rev. Bonds (Pratt Paper (NY), Inc. Project), Series 2014, AMT, 5.00% 20351	250	274
Village of Dobbs Ferry, Local Dev. Corp., Rev. Bonds (Mercy College Project), Series 2014, 5.00% 2039	1,625	1,844
Village of Dobbs Ferry, Local Dev. Corp., Rev. Bonds (Mercy College Project), Series 2014, 5.00% 2044	500	566
County of Dutchess, Local Dev. Corp., Rev. Ref. Bonds (Health Quest Systems, Inc. Project), Series 2010, 5.75% 2030	500	550
County of Dutchess, Local Dev. Corp., Rev. Ref. Bonds (Health Quest Systems, Inc. Project), Series 2010, 5.75% 2040	1,000	1,096
County of Dutchess, Local Dev. Corp., Rev. Ref. Bonds (Health Quest Systems, Inc. Project), Series 2014-A, 5.00% 2028	430	487
County of Erie, Industrial Dev. Agcy., School Fac. Rev. Bonds (City School Dist. of the City of Buffalo Project), Series 2011-A, 5.25% 2025	500	555
County of Erie, Industrial Dev. Agcy., School Fac. Rev. Ref. Bonds (City School Dist. of the City of Buffalo Project), Series 2012-A, 5.00% 2021	500	553
County of Erie, Industrial Dev. Agcy., School Fac. Rev. Ref. Bonds (City School Dist. of the City of Buffalo Project), Series 2013-A, 5.00% 2027	790	903
City of Glen Cove, Local Econ. Assistance Corp., Convertible Capital Appreciation Rev. Bonds (Garvies Point Public Improvement Project), Series 2016-C, 0% 20553	500	411
Town of Hempstead, Local Dev. Corp., Rev. Bonds (Hofstra University Project), Series 2011, 5.00% 2027	1,300	1,425
Town of Hempstead, Local Dev. Corp., Rev. Bonds (Hofstra University Project), Series 2011, 5.00% 2041	800	867
Town of Hempstead, Local Dev. Corp., Rev. Ref. Bonds (Molloy College Project), Series 2017, 5.00% 2033	480	545
Town of Hempstead, Local Dev. Corp., Rev. Ref. Bonds (Molloy College Project), Series 2017, 5.00% 2034	810	917
Town of Hempstead, Local Dev. Corp., Rev. Ref. Bonds (Molloy College Project), Series 2017, 5.00% 2037	630	710
County of Jefferson, Civic Fac. Dev. Corp., Rev. Bonds (Samaritan Medical Center Project), Series 2017-A, 4.00% 2042	250	239
County of Jefferson, Civic Fac. Dev. Corp., Rev. Bonds (Samaritan Medical Center Project), Series 2017-A, 4.00% 2047	500	472
County of Jefferson, Civic Fac. Dev. Corp., Rev. Bonds (Samaritan Medical Center Project), Series 2017-A, 5.00% 2037	1,000	1,105
Long Island Power Auth., Electric System General Rev. Bonds, Series 2011-A, 5.00% 2038 (preref. 2021)	500	553
Long Island Power Auth., Electric System General Rev. Bonds, Series 2014-A, 5.00% 2044	740	830
Long Island Power Auth., Electric System General Rev. Bonds, Series 2014-C, (1-month USD-LIBOR x 0.70 + 0.65%) 1.515% 2033 (put 2018)2	1,000	1,001
Long Island Power Auth., Electric System General Rev. Bonds, Series 2015-B, 5.00% 2035	1,215	1,378

American Funds Tax-Exempt Fund of New York — Page 4 of 8

unaudited

Bonds, notes & other debt instruments New York (continued) City & county issuers (continued)	Principal amount (000)	Value (000)
Long Island Power Auth., Electric System General Rev. Bonds, Series 2015-B, 5.00% 2038	$750	$846
Long Island Power Auth., Electric System General Rev. Bonds, Series 2015-C, (1-month USD-LIBOR x 0.70 + 0.88%) 1.975% 2033 (put 2018)2	300	300
Long Island Power Auth., Electric System General Rev. Bonds, Series 2017, 5.00% 2035	1,000	1,153
Long Island Power Auth., Electric System General Rev. Bonds, Series 2017, 5.00% 2047	1,500	1,708
County of Monroe, Industrial Dev. Agcy., School Fac. Rev. Bonds (Rochester Schools Modernization Project), Series 2012-A, 5.00% 2021	1,000	1,104
County of Monroe, Industrial Dev. Corp., Rev. Bonds (Highland Hospital of Rochester Project), Series 2015, 5.00% 2033	430	483
County of Monroe, Industrial Dev. Corp., Rev. Bonds (Highland Hospital of Rochester Project), Series 2015, 5.00% 2034	380	426
County of Nassau, G.O. Bonds, Series 2014-A, 5.00% 2028	1,250	1,429
County of Nassau, G.O. Bonds, Series 2016-A, 5.00% 2027	500	583
County of Nassau, G.O. Bonds, Series 2016-B, 5.00% 2025	1,000	1,166
County of Nassau, G.O. General Improvement Bonds, Series 2016-B, 5.00% 2023	750	857
County of Nassau, G.O. General Improvement Ref. Bonds, Series 2016-A, 5.00% 2030	1,795	2,068
County of Nassau, Local Econ. Assistance Corp., Rev. Ref. Bonds (Winthrop-University Hospital Association Project), Series 2012, 5.00% 2037	500	535
County of Nassau, Tobacco Settlement Corp., Tobacco Settlement Asset-Backed Bonds, Series 2006-A-3, 5.125% 2046	705	714
City of New Rochelle, Local Dev. Rev. Bonds (Iona College Project), Series 2015-A, 5.00% 2045	250	271
New York City G.O. Bonds, Fiscal 2017, Series 2016-A-1, 5.00% 2034	1,000	1,160
New York City G.O. Bonds, Fiscal 2018, Series 2017-C, 5.00% 2031	1,000	1,193
New York City G.O. Bonds, Fiscal 2018, Series 2017-C, 5.00% 2032	1,720	2,045
New York City G.O. Bonds, Fiscal 2018, Series B-1, 5.00% 2035	1,000	1,173
New York City G.O. Bonds, Series 2008-J-4, (SIFMA Municipal Swap Index + 0.55%) 1.71% 20252	1,500	1,500
New York City G.O. Bonds, Series 2008-L-1, 5.00% 2023 (preref. 2018)	1,000	1,006
New York City G.O. Bonds, Series 2015-A, 5.00% 2026	1,000	1,183
New York City G.O. Bonds, Series 2015-C, 5.00% 2033	1,000	1,152
New York City G.O. Bonds, Series 2016-C, 5.00% 2031	1,000	1,163
New York City G.O. Bonds, Series 2017-A, 5.00% 2027	1,500	1,810
New York City G.O. Bonds, Series 2017-C, 5.00% 2028	1,000	1,195
New York City Health and Hospitals Corp., Health System Rev. Ref. Bonds, Series 2010-A, 5.00% 2021	540	576
New York City Health and Hospitals Corp., Health System Rev. Ref. Bonds, Series 2010-A, 5.00% 2025	500	530
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2015-H, 2.95% 2045 (put 2026)	750	748
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2017-A-1-A, 3.80% 2037	885	898
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2017-C-1, 3.45% 2037	1,000	976
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2017-C-2, 1.70% 2021	400	398
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2017-G-2-A, 2.00% 2057 (put 2021)	750	746
New York City Housing Dev. Corp., Multi Family Rev. Bonds (8 Spruce Street), Series 2014-E, 3.50% 2048	1,670	1,700
New York City Housing Dev. Corp., Multi Family Rev. Bonds (8 Spruce Street), Series 2014-F, 4.50% 2048	500	520
New York City Industrial Dev. Agcy., Airport Facs. Rev. Ref. Bonds (Transportation Infrastructure Properties, LLC Obligated Group), Series 2012-A, AMT, 5.00% 2022	15	17
New York City Industrial Dev. Agcy., Airport Facs. Rev. Ref. Bonds (Transportation Infrastructure Properties, LLC Obligated Group), Series 2012-A, AMT, 5.00% 2028	250	270
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2011-EE, 5.375% 2043	1,000	1,100
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2014-EE, 5.00% 2045	500	569

American Funds Tax-Exempt Fund of New York — Page 5 of 8

unaudited

Bonds, notes & other debt instruments New York (continued) City & county issuers (continued)	Principal amount (000)	Value (000)
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2015-HH, 5.00% 2039	$500	$573
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2017-DD, 5.00% 2047	1,000	1,150
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2018-BB-1, 5.00% 2046	1,250	1,443
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Ref. Bonds, Series 2017-EE, 5.00% 2033	750	882
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Ref. Bonds, Series 2017-EE, 5.00% 2036	750	875
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2017-S-2, 5.00% 2036	590	691
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2011, Series 2011-C, 5.25% 2025	700	768
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2011, Series 2011-C, 5.25% 2025 (preref. 2020)	300	329
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2017, Series 2017-C, 5.00% 2032	1,000	1,175
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2018, Series B-1, 5.00% 2045	750	866
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2015-C, 5.00% 2027	750	888
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2017-E-1, 5.00% 2043	1,000	1,149
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2017-F-1, 5.00% 2039	750	867
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2017-F-1, 5.00% 2042	1,965	2,266
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Fiscal 2010, Series D, 5.00% 2023	1,000	1,075
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2015-C, 5.00% 2026	1,000	1,197
Niagara Area Dev. Corp., Solid Waste Disposal Fac. Rev. Ref. Bonds (Covanta Energy Project), Series 2012-A, AMT, 5.25% 20421	375	375
Niagara Frontier Transportation Auth., Airport Rev. Ref. Bonds (Buffalo Niagara International Airport), Series 2014-A, AMT, 5.00% 2027	600	676
Niagara Frontier Transportation Auth., Airport Rev. Ref. Bonds (Buffalo Niagara International Airport), Series 2014-A, AMT, 5.00% 2028	500	561
Niagara Frontier Transportation Auth., Airport Rev. Ref. Bonds (Buffalo Niagara International Airport), Series 2014-A, AMT, 5.00% 2029	700	782
County of Onondaga, Resource Recovery Agcy., Rev. Ref. Bonds, Series 2015-A, AMT, Assured Guaranty Municipal insured, 5.00% 2030	1,750	1,950
Onondaga Civic Dev. Corp., Rev. Bonds (St. Joseph’s Hospital Health Center Project), Series 2014-A, 5.125% 2031 (preref. 2019)	250	263
County of Rockland, G.O. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2024	1,000	1,143
Town of Southold, Local Dev. Corporation, Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2015, 5.00% 2045	1,500	1,567
County of Suffolk, Econ. Dev. Corp., Rev. Ref. Bonds (Catholic Health Services of Long Island Obligated Group Project), 5.00% 2028	850	926
County of Suffolk, Econ. Dev. Corp., Rev. Ref. Bonds (Catholic Health Services of Long Island Obligated Group Project), 5.00% 2028 (preref. 2021)	150	166
County of Suffolk, Econ. Dev. Corp., Rev. Ref. Bonds (Peconic Landing at Southold, Inc. Project), Series 2010, 5.875% 2030	1,000	1,091
County of Suffolk, Rev. Ref. Bonds, Series 2017-A, Assured Guaranty Municipal insured, 5.00% 2026	540	633
Suffolk Tobacco Asset Securitization Corp., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2012-B, 5.00% 2032	750	812
City of Syracuse, Industrial Dev. Agcy., Rev. Ref. Pilot Bonds (Carousel Center Project), Series 2016-A, AMT, 5.00% 2036	650	707
County of Tompkins, Dev. Corp., Continuing Care Retirement Community Rev. Bonds (Kendal at Ithaca Inc.), Series 2014-A, 5.00% 2044	1,000	1,059
TSASC, Inc., Tobacco Settlement Bonds, Series 2017-A, 5.00% 2022	1,000	1,121
TSASC, Inc., Tobacco Settlement Bonds, Series 2017-A, 5.00% 2025	750	884
Utility Debt Securitization Auth., Restructuring Bonds, Series 2017, 5.00% 2040	2,250	2,655
County of Westchester, Health Care Corp., Rev. Bonds, Series 2010-B, 6.00% 2030	130	142

American Funds Tax-Exempt Fund of New York — Page 6 of 8

unaudited

Bonds, notes & other debt instruments New York (continued) City & county issuers (continued)	Principal amount (000)	Value (000)
County of Westchester, Health Care Corp., Rev. Bonds, Series 2010-B, 6.00% 2030 (preref. 2020)	$870	$971
County of Westchester, Health Care Corp., Rev. Bonds, Series 2011-A, 5.00% 2021	100	110
County of Westchester, Local Dev. Corp., Rev. Bonds (Purchase Housing Corp. II Project), Series 2017, 5.00% 2037	1,000	1,137
County of Westchester, Local Dev. Corp., Rev. Bonds (Purchase Housing Corp. II Project), Series 2017, 5.00% 2047	1,000	1,124
County of Westchester, Local Dev. Corp., Rev. Bonds (Westchester Medical Center Obligated Group Project), Series 2016, 5.00% 2034	1,150	1,260
County of Westchester, Local Dev. Corp., Rev. Bonds (Westchester Medical Center Obligated Group Project), Series 2016, 5.00% 2046	1,000	1,069
County of Westchester, Local Dev. Corp., Rev. Ref. Bonds (Pace University), Series 2014-A, 5.50% 2042	450	503
City of Yonkers, G.O. Bonds, Series 2011-A, 5.00% 2019	1,000	1,054
City of Yonkers, G.O. Bonds, Series 2015-B, Assured Guaranty Municipal insured, 5.00% 2024	490	571
		110,547
		210,371
Guam 0.95%
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2013-C, AMT, 6.375% 2043	500	577
Hotel Occupancy Tax Rev. Ref. Bonds, Series 2011-A, 6.125% 2031	500	553
Power Auth., Rev. Ref. Bonds, Series 2017-A, 5.00% 2040	500	546
Waterworks Auth., Water and Wastewater System Rev. Bonds, Series 2013, 5.00% 2028	250	270
Waterworks Auth., Water and Wastewater System Rev. Bonds, Series 2014-A, 5.00% 2029	250	271
		2,217
Puerto Rico 1.21%
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series 2003-AA-1, Assured Guaranty Municipal insured, 4.95% 2026	265	275
Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-D, Assured Guaranty Municipal insured, 5.00% 2032	660	661
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2021	200	207
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2031	750	752
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 5.00% 2020	250	227
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 5.00% 2042	300	197
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 6.00% 2033	250	260
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-Q, 5.00% 2020	350	232
		2,811
Total bonds, notes & other debt instruments (cost: $210,741,000)		215,399
Short-term securities 6.82%
Dormitory Auth., Higher Education Commercial Paper, Series 2017-2-C, 1.08% 3/5/2018	6,000	6,000
Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2018-A-1, 4.00% 2019	1,500	1,555
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2014, Series 2013-AA-2, 1.00% 20502	3,300	3,300
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2015-E-3, 1.00% 20452	1,000	1,000

American Funds Tax-Exempt Fund of New York — Page 7 of 8

unaudited

Short-term securities	Principal amount (000)	Value (000)
Triborough Bridge and Tunnel Auth., General Rev. Bonds (Anticipation Notes), Series 2017-A-3, 2.00% 2018	$2,000	$2,000
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2005-B-2, 0.98% 20322	2,000	2,000
Total short-term securities (cost: $15,854,000)		15,855
Total investment securities 99.43% (cost: $226,595,000)		231,254
Other assets less liabilities 0.57%		1,322
Net assets 100.00%		$232,576

1	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $5,618,000, which represented 2.42% of the net assets of the fund.
2	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
3	Step bond; coupon rate will increase at a later date.

Key to abbreviations
Agcy. = Agency	Fncg. = Financing
AMT = Alternative Minimum Tax	G.O. = General Obligation
Auth. = Authority	LIBOR = London Interbank Offered Rate
Certs. of Part. = Certificates of Participation	LOC = Letter of Credit
Dept. = Department	Preref. = Prerefunded
Dev. = Development	Redev. = Redevelopment
Dist. = District	Ref. = Refunding
Econ. = Economic	Rev. = Revenue
Fac. = Facility	SIFMA = Securities Industry and Financial Markets Association
Facs. = Facilities	TECP = Tax-Exempt Commercial Paper
Fin. = Finance

Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

MFGEFPX-041-0317O-S63572	American Funds Tax-Exempt Fund of New York — Page 8 of 8

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK

By /s/ Jerome H. Solomon
Jerome H. Solomon, President and Principal Executive Officer

Date: March 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Jerome H. Solomon
Jerome H. Solomon, President and Principal Executive Officer

Date: March 29, 2018

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: March 29, 2018